FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$42,348,622	$120,308,963	$249,692,500	$329,558,727	$144,613,685
Net Assets	$42,348,622	$120,308,963	$249,692,500	$329,558,727	$144,613,685

NET ASSETS, representing:
Accumulation units	$42,348,622	$120,308,963	$249,692,500	$329,558,727	$144,613,685
	$42,348,622	$120,308,963	$249,692,500	$329,558,727	$144,613,685

Units outstanding	10,823,525	35,141,302	12,951,782	20,910,227	12,132,013

Portfolio shares held	4,234,862	9,018,663	3,398,564	8,753,220	4,273,454
Portfolio net asset value per share	$10.00	$13.34	$73.47	$37.65	$33.84
Investment in portfolio shares, at cost	$42,348,620	$111,574,960	$83,863,807	$149,336,041	$69,086,158

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022
INVESTMENT INCOME
Dividend income	$531,228	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	109,983	344,200	1,565,724	2,156,096	929,101
Reimbursement for excess expenses	—	(7,662)	(158,556)	(657,335)	(220,070)
NET EXPENSES	109,983	336,538	1,407,168	1,498,761	709,031

NET INVESTMENT INCOME (LOSS)	421,245	(336,538)	(1,407,168)	(1,498,761)	(709,031)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	539,398	12,467,498	12,317,332	5,135,390
Net change in unrealized appreciation (depreciation) on investments	—	(20,935,235)	(99,541,870)	(71,020,324)	(30,755,360)
NET GAIN (LOSS) ON INVESTMENTS	—	(20,395,837)	(87,074,372)	(58,702,992)	(25,619,970)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$421,245	$(20,732,375)	$(88,481,540)	$(60,201,753)	$(26,329,001)

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Global Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$26,996,832	$224,767,984	$44,451,757	$11,721,653	$22,895,533
Net Assets	$26,996,832	$224,767,984	$44,451,757	$11,721,653	$22,895,533

NET ASSETS, representing:
Accumulation units	$26,996,832	$224,767,984	$44,451,757	$11,721,653	$22,895,533
	$26,996,832	$224,767,984	$44,451,757	$11,721,653	$22,895,533

Units outstanding	4,676,382	19,538,220	2,599,733	682,130	4,557,105

Portfolio shares held	4,560,276	2,447,653	1,013,030	280,020	496,219
Portfolio net asset value per share	$5.92	$91.83	$43.88	$41.86	$46.14
Investment in portfolio shares, at cost	$24,312,423	$166,250,849	$23,892,931	$8,497,782	$13,690,900

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022
INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	106,718	724,668	201,777	55,660	98,169
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	106,718	724,668	201,777	55,660	98,169

NET INVESTMENT INCOME (LOSS)	(106,718)	(724,668)	(201,777)	(55,660)	(98,169)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	294,808	4,226,279	1,245,123	181,986	802,304
Net change in unrealized appreciation (depreciation) on investments	(3,653,176)	(50,769,040)	(5,105,005)	1,874,578	(6,100,032)
NET GAIN (LOSS) ON INVESTMENTS	(3,358,368)	(46,542,761)	(3,859,882)	2,056,564	(5,297,728)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(3,465,086)	$(47,267,429)	$(4,061,659)	$2,000,904	$(5,395,897)
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Income Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio	Janus Henderson VIT Research Portfolio (Institutional Shares)
ASSETS
Investment in the portfolios, at fair value	$1,879,710	$73,952,256	$18,454,829	$38,617	$370,104
Net Assets	$1,879,710	$73,952,256	$18,454,829	$38,617	$370,104

NET ASSETS, representing:
Accumulation units	$1,879,710	$73,952,256	$18,454,829	$38,617	$370,104
	$1,879,710	$73,952,256	$18,454,829	$38,617	$370,104

Units outstanding	452,773	9,216,866	1,338,524	25,445	143,417

Portfolio shares held	154,581	801,303	365,732	2,961	11,720
Portfolio net asset value per share	$12.16	$92.29	$50.46	$13.04	$31.58
Investment in portfolio shares, at cost	$1,926,959	$38,045,154	$8,658,952	$42,946	$363,730

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Income Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio	Janus Henderson VIT Research Portfolio (Institutional Shares)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022
INVESTMENT INCOME
Dividend income	$—	$—	$—	$312	$2,954

EXPENSES
Charges for mortality and expense risk	12,426	359,221	102,031	357	2,006
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	12,426	359,221	102,031	357	2,006

NET INVESTMENT INCOME (LOSS)	(12,426)	(359,221)	(102,031)	(45)	948

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	943	72,400
Net realized gain (loss) on shares redeemed	7,108	3,765,150	840,803	(52)	1,586
Net change in unrealized appreciation (depreciation) on investments	(320,723)	(47,931,541)	(4,536,765)	(8,594)	(237,755)
NET GAIN (LOSS) ON INVESTMENTS	(313,615)	(44,166,391)	(3,695,962)	(7,703)	(163,769)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(326,041)	$(44,525,612)	$(3,797,993)	$(7,748)	$(162,821)
The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF Small-Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)
ASSETS
Investment in the portfolios, at fair value	$285,503	$570,290	$109,063	$22,641,313	$2,124,965
Net Assets	$285,503	$570,290	$109,063	$22,641,313	$2,124,965

NET ASSETS, representing:
Accumulation units	$285,503	$570,290	$109,063	$22,641,313	$2,124,965
	$285,503	$570,290	$109,063	$22,641,313	$2,124,965

Units outstanding	114,530	106,697	46,577	3,833,472	628,995

Portfolio shares held	5,945	45,806	10,377	738,946	70,433
Portfolio net asset value per share	$48.02	$12.45	$10.51	$30.64	$30.17
Investment in portfolio shares, at cost	$272,624	$388,013	$169,550	$15,677,840	$2,189,959

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF Small-Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022
INVESTMENT INCOME
Dividend income	$—	$11,830	$—	$—	$13,375

EXPENSES
Charges for mortality and expense risk	2,894	5,052	1,083	55,568	5,872
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	2,894	5,052	1,083	55,568	5,872

NET INVESTMENT INCOME (LOSS)	(2,894)	6,778	(1,083)	(55,568)	7,503

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	37,133	44,953	31,523	—	423,370
Net realized gain (loss) on shares redeemed	1,355	4,392	(440)	423,030	21,726
Net change in unrealized appreciation (depreciation) on investments	(172,037)	(58,243)	(87,053)	(4,125,770)	(1,375,514)
NET GAIN (LOSS) ON INVESTMENTS	(133,549)	(8,898)	(55,970)	(3,702,740)	(930,418)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(136,443)	$(2,120)	$(57,053)	$(3,758,308)	$(922,915)
The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)	Janus Henderson VIT Overseas Portfolio (Service Shares)	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares)	M Large Cap Growth Fund
ASSETS
Investment in the portfolios, at fair value	$24,232,124	$5,405,617	$993,968	$120,279	$166,006
Net Assets	$24,232,124	$5,405,617	$993,968	$120,279	$166,006

NET ASSETS, representing:
Accumulation units	$24,232,124	$5,405,617	$993,968	$120,279	$166,006
	$24,232,124	$5,405,617	$993,968	$120,279	$166,006

Units outstanding	3,815,162	1,919,532	86,750	28,509	2,816

Portfolio shares held	1,082,758	551,594	27,039	11,565	7,159
Portfolio net asset value per share	$22.38	$9.80	$36.76	$10.40	$23.19
Investment in portfolio shares, at cost	$13,840,904	$3,937,957	$883,723	$143,834	$186,964

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)	Janus Henderson VIT Overseas Portfolio (Service Shares)	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares)	M Large Cap Growth Fund
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022
INVESTMENT INCOME
Dividend income	$—	$—	$16,075	$404	$—

EXPENSES
Charges for mortality and expense risk	60,391	13,203	904	255	—
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	60,391	13,203	904	255	—

NET INVESTMENT INCOME (LOSS)	(60,391)	(13,203)	15,171	149	—

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	1,354	13,618
Net realized gain (loss) on shares redeemed	498,116	103,563	4,315	(581)	407
Net change in unrealized appreciation (depreciation) on investments	(9,218,331)	(2,275,543)	(104,979)	(30,583)	(69,752)
NET GAIN (LOSS) ON INVESTMENTS	(8,720,215)	(2,171,980)	(100,664)	(29,810)	(55,727)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(8,780,606)	$(2,185,183)	$(85,493)	$(29,661)	$(55,727)
The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	M International Equity Fund	M Large Cap Value Fund	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST T. Rowe Price Large-Cap Value Portfolio**
ASSETS
Investment in the portfolios, at fair value	$11,460	$198,496	$5,662,066	$3,574,567	$—
Net Assets	$11,460	$198,496	$5,662,066	$3,574,567	$—

NET ASSETS, representing:
Accumulation units	$11,460	$198,496	$5,662,066	$3,574,567	$—
	$11,460	$198,496	$5,662,066	$3,574,567	$—

Units outstanding	554	4,894	427,907	170,834	—

Portfolio shares held	950	14,028	377,975	169,733	—
Portfolio net asset value per share	$12.06	$14.15	$14.98	$21.06	$—
Investment in portfolio shares, at cost	$12,050	$174,056	$5,840,541	$3,394,769	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	M International Equity Fund	M Large Cap Value Fund	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST T. Rowe Price Large-Cap Value Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	2/11/2022**
INVESTMENT INCOME
Dividend income	$319	$4,074	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	—	—	24,346	7,246	1,220
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	—	—	24,346	7,246	1,220

NET INVESTMENT INCOME (LOSS)	319	4,074	(24,346)	(7,246)	(1,220)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	9,036	—	—	—
Net realized gain (loss) on shares redeemed	(1)	1,591	15,698	23,353	1,192,920
Net change in unrealized appreciation (depreciation) on investments	(2,298)	(16,569)	(1,365,338)	(608,952)	(1,149,357)
NET GAIN (LOSS) ON INVESTMENTS	(2,299)	(5,942)	(1,349,640)	(585,599)	43,563

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,980)	$(1,868)	$(1,373,986)	$(592,845)	$42,343
**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio**	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio**	AST MFS Growth Portfolio**
ASSETS
Investment in the portfolios, at fair value	$—	$2,049,476	$6,109,370	$—	$—
Net Assets	$—	$2,049,476	$6,109,370	$—	$—

NET ASSETS, representing:
Accumulation units	$—	$2,049,476	$6,109,370	$—	$—
	$—	$2,049,476	$6,109,370	$—	$—

Units outstanding	—	62,104	312,059	—	—

Portfolio shares held	—	61,527	505,743	—	—
Portfolio net asset value per share	$—	$33.31	$12.08	$—	$—
Investment in portfolio shares, at cost	$—	$1,556,278	$5,837,039	$—	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	9/9/2022**	12/31/2022	12/31/2022	6/10/2022**	6/10/2022**
INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	567	2,028	11,798	6,905	8,917
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	567	2,028	11,798	6,905	8,917

NET INVESTMENT INCOME (LOSS)	(567)	(2,028)	(11,798)	(6,905)	(8,917)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	130,675	29,207	32,470	1,694,103	532,265
Net change in unrealized appreciation (depreciation) on investments	(388,062)	(323,489)	(2,457,833)	(3,966,342)	(3,673,137)
NET GAIN (LOSS) ON INVESTMENTS	(257,387)	(294,282)	(2,425,363)	(2,272,239)	(3,140,872)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(257,954)	$(296,310)	$(2,437,161)	$(2,279,144)	$(3,149,789)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST BlackRock Low Duration Bond Portfolio**	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	M Capital Appreciation Fund
ASSETS
Investment in the portfolios, at fair value	$—	$2,735,371	$5,804,456	$9,103,612	$140,928
Net Assets	$—	$2,735,371	$5,804,456	$9,103,612	$140,928

NET ASSETS, representing:
Accumulation units	$—	$2,735,371	$5,804,456	$9,103,612	$140,928
	$—	$2,735,371	$5,804,456	$9,103,612	$140,928

Units outstanding	—	132,778	304,857	693,978	2,640

Portfolio shares held	—	94,584	219,866	281,323	6,666
Portfolio net asset value per share	$—	$28.92	$26.40	$32.36	$21.14
Investment in portfolio shares, at cost	$—	$2,083,923	$5,341,674	$9,376,103	$170,300

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST BlackRock Low Duration Bond Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	M Capital Appreciation Fund
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	2/11/2022**	12/31/2022	12/31/2022	12/31/2022	12/31/2022
INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	823	2,539	11,238	17,711	—
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	823	2,539	11,238	17,711	—

NET INVESTMENT INCOME (LOSS)	(823)	(2,539)	(11,238)	(17,711)	—

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	12,065
Net realized gain (loss) on shares redeemed	10,977	50,261	61,454	1,360	(489)
Net change in unrealized appreciation (depreciation) on investments	(64,095)	107,155	(1,170,266)	(1,839,865)	(41,423)
NET GAIN (LOSS) ON INVESTMENTS	(53,118)	157,416	(1,108,812)	(1,838,505)	(29,847)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(53,941)	$154,877	$(1,120,050)	$(1,856,216)	$(29,847)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	American Century VP Mid Cap Value Fund (Class I)	AST Large-Cap Value Portfolio	AST Small-Cap Growth Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares)	PSF PGIM Jennison Focused Blend Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$1,179,300	$22,769,449	$6,323,793	$1,210,167	$4,326,914
Net Assets	$1,179,300	$22,769,449	$6,323,793	$1,210,167	$4,326,914

NET ASSETS, representing:
Accumulation units	$1,179,300	$22,769,449	$6,323,793	$1,210,167	$4,326,914
	$1,179,300	$22,769,449	$6,323,793	$1,210,167	$4,326,914

Units outstanding	30,572	1,019,361	178,181	55,531	180,926

Portfolio shares held	55,759	522,355	106,104	29,516	100,114
Portfolio net asset value per share	$21.15	$43.59	$59.60	$41.00	$43.22
Investment in portfolio shares, at cost	$1,124,513	$17,708,794	$4,532,482	$1,275,508	$3,442,736

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	American Century VP Mid Cap Value Fund (Class I)	AST Large-Cap Value Portfolio	AST Small-Cap Growth Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares)	PSF PGIM Jennison Focused Blend Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022
INVESTMENT INCOME
Dividend income	$26,532	$—	$—	$3,322	$—

EXPENSES
Charges for mortality and expense risk	1,175	44,881	11,419	2,303	7,113
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	1,175	44,881	11,419	2,303	7,113

NET INVESTMENT INCOME (LOSS)	25,357	(44,881)	(11,419)	1,019	(7,113)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	157,352	—	—	80,550	—
Net realized gain (loss) on shares redeemed	12,378	270,281	111,655	2,743	83,538
Net change in unrealized appreciation (depreciation) on investments	(210,848)	(237,068)	(2,236,849)	(396,326)	(1,508,454)
NET GAIN (LOSS) ON INVESTMENTS	(41,118)	33,213	(2,125,194)	(313,033)	(1,424,916)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(15,761)	$(11,668)	$(2,136,613)	$(312,014)	$(1,432,029)

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	MFS® Utilities Series (Initial Class)	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)	AST Large-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio**	AST T. Rowe Price Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$5,384,737	$1,556,193	$43,584,532	$—	$14,549,473
Net Assets	$5,384,737	$1,556,193	$43,584,532	$—	$14,549,473

NET ASSETS, representing:
Accumulation units	$5,384,737	$1,556,193	$43,584,532	$—	$14,549,473
	$5,384,737	$1,556,193	$43,584,532	$—	$14,549,473

Units outstanding	278,627	85,929	1,707,482	—	504,406

Portfolio shares held	148,258	57,830	863,573	—	410,307
Portfolio net asset value per share	$36.32	$26.91	$50.47	$—	$35.46
Investment in portfolio shares, at cost	$5,030,663	$1,841,096	$44,007,172	$—	$13,239,400

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Utilities Series (Initial Class)	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)	AST Large-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST T. Rowe Price Asset Allocation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	2/11/2022**	12/31/2022
INVESTMENT INCOME
Dividend income	$117,992	$1,943	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	8,718	3,639	86,455	3,386	35,638
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	8,718	3,639	86,455	3,386	35,638

NET INVESTMENT INCOME (LOSS)	109,274	(1,696)	(86,455)	(3,386)	(35,638)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	187,021	148,418	—	—	—
Net realized gain (loss) on shares redeemed	44,965	(2,554)	380,301	1,613,201	85,316
Net change in unrealized appreciation (depreciation) on investments	(289,537)	(437,252)	(13,514,665)	(2,043,902)	(2,662,224)
NET GAIN (LOSS) ON INVESTMENTS	(57,551)	(291,388)	(13,134,364)	(430,701)	(2,576,908)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$51,723	$(293,084)	$(13,220,819)	$(434,087)	$(2,612,546)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Wellington Management Hedged Equity Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
ASSETS
Investment in the portfolios, at fair value	$15,936,635	$51,687,355	$6,915,632	$14,657,422	$4,551,059
Net Assets	$15,936,635	$51,687,355	$6,915,632	$14,657,422	$4,551,059

NET ASSETS, representing:
Accumulation units	$15,936,635	$51,687,355	$6,915,632	$14,657,422	$4,551,059
	$15,936,635	$51,687,355	$6,915,632	$14,657,422	$4,551,059

Units outstanding	731,310	2,280,167	392,765	536,326	152,592

Portfolio shares held	829,169	2,389,614	391,599	794,871	200,311
Portfolio net asset value per share	$19.22	$21.63	$17.66	$18.44	$22.72
Investment in portfolio shares, at cost	$10,566,150	$40,493,772	$5,708,057	$13,434,112	$4,001,748

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Wellington Management Hedged Equity Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022
INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	28,683	107,933	15,548	36,828	10,455
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	28,683	107,933	15,548	36,828	10,455

NET INVESTMENT INCOME (LOSS)	(28,683)	(107,933)	(15,548)	(36,828)	(10,455)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	326,669	747,580	148,276	89,888	44,579
Net change in unrealized appreciation (depreciation) on investments	(1,650,484)	(10,115,076)	(1,420,038)	(3,148,547)	(810,669)
NET GAIN (LOSS) ON INVESTMENTS	(1,323,815)	(9,367,496)	(1,271,762)	(3,058,659)	(766,090)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,352,498)	$(9,475,429)	$(1,287,310)	$(3,095,487)	$(776,545)

The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Moderate Multi-Asset Portfolio**	BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Service Shares)	AST BlackRock Global Strategies Portfolio	TOPS® Aggressive Growth ETF Portfolio (Class 2)	TOPS® Balanced ETF Portfolio (Class 2)
ASSETS
Investment in the portfolios, at fair value	$—	$519,392	$43,651,555	$6,796,700	$3,580,656
Net Assets	$—	$519,392	$43,651,555	$6,796,700	$3,580,656

NET ASSETS, representing:
Accumulation units	$—	$519,392	$43,651,555	$6,796,700	$3,580,656
	$—	$519,392	$43,651,555	$6,796,700	$3,580,656

Units outstanding	—	30,467	2,924,318	379,346	268,687

Portfolio shares held	—	31,748	2,877,492	417,488	288,298
Portfolio net asset value per share	$—	$16.36	$15.17	$16.28	$12.42
Investment in portfolio shares, at cost	$—	$598,732	$35,259,621	$6,676,405	$3,871,349

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Moderate Multi-Asset Portfolio	BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Service Shares)	AST BlackRock Global Strategies Portfolio	TOPS® Aggressive Growth ETF Portfolio (Class 2)	TOPS® Balanced ETF Portfolio (Class 2)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/2/2022**	12/31/2022	12/31/2022	12/31/2022	12/31/2022
INVESTMENT INCOME
Dividend income	$—	$2,384	$—	$80,560	$54,832

EXPENSES
Charges for mortality and expense risk	5,554	1,073	82,977	12,718	7,622
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	5,554	1,073	82,977	12,718	7,622

NET INVESTMENT INCOME (LOSS)	(5,554)	1,311	(82,977)	67,842	47,210

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	131,491	—	4,447	53,519
Net realized gain (loss) on shares redeemed	280,354	(34,710)	514,312	96,674	(970)
Net change in unrealized appreciation (depreciation) on investments	(662,539)	(186,217)	(9,342,656)	(1,280,721)	(492,169)
NET GAIN (LOSS) ON INVESTMENTS	(382,185)	(89,436)	(8,828,344)	(1,179,600)	(439,620)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(387,739)	$(88,125)	$(8,911,321)	$(1,111,758)	$(392,410)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	TOPS® Conservative ETF Portfolio (Class 2)	TOPS® Growth ETF Portfolio (Class 2)	TOPS® Moderate Growth ETF Portfolio (Class 2)	TOPS® Managed Risk Balanced ETF Portfolio (Class 2)	TOPS® Managed Risk Growth ETF Portfolio (Class 2)
ASSETS
Investment in the portfolios, at fair value	$1,319,470	$5,370,316	$4,316,665	$716,902	$2,007,620
Net Assets	$1,319,470	$5,370,316	$4,316,665	$716,902	$2,007,620

NET ASSETS, representing:
Accumulation units	$1,319,470	$5,370,316	$4,316,665	$716,902	$2,007,620
	$1,319,470	$5,370,316	$4,316,665	$716,902	$2,007,620

Units outstanding	105,139	326,722	278,210	49,998	131,671

Portfolio shares held	110,973	336,275	342,593	166,721	361,733
Portfolio net asset value per share	$11.89	$15.97	$12.60	$4.30	$5.55
Investment in portfolio shares, at cost	$1,379,482	$5,320,989	$4,348,578	$1,176,633	$3,085,766

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	TOPS® Conservative ETF Portfolio (Class 2)	TOPS® Growth ETF Portfolio (Class 2)	TOPS® Moderate Growth ETF Portfolio (Class 2)	TOPS® Managed Risk Balanced ETF Portfolio (Class 2)	TOPS® Managed Risk Growth ETF Portfolio (Class 2)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022
INVESTMENT INCOME
Dividend income	$22,951	$73,813	$64,529	$135,536	$168,752

EXPENSES
Charges for mortality and expense risk	2,621	10,765	7,523	1,668	4,522
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	2,621	10,765	7,523	1,668	4,522

NET INVESTMENT INCOME (LOSS)	20,330	63,048	57,006	133,868	164,230

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	20,497	30,947	53,452	303,465	838,787
Net realized gain (loss) on shares redeemed	(151)	5,890	8,315	(2,900)	(5,151)
Net change in unrealized appreciation (depreciation) on investments	(145,181)	(884,043)	(563,640)	(524,348)	(1,268,070)
NET GAIN (LOSS) ON INVESTMENTS	(124,835)	(847,206)	(501,873)	(223,783)	(434,434)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(104,505)	$(784,158)	$(444,867)	$(89,915)	$(270,204)
The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
ASSETS
Investment in the portfolios, at fair value	$2,000,173	$18,415,131	$9,758,854	$7,014,356	$8,290,439
Net Assets	$2,000,173	$18,415,131	$9,758,854	$7,014,356	$8,290,439

NET ASSETS, representing:
Accumulation units	$2,000,173	$18,415,131	$9,758,854	$7,014,356	$8,290,439
	$2,000,173	$18,415,131	$9,758,854	$7,014,356	$8,290,439

Units outstanding	131,340	754,381	445,974	363,852	476,515

Portfolio shares held	847,531	244,233	197,308	191,964	265,719
Portfolio net asset value per share	$2.36	$75.40	$49.46	$36.54	$31.20
Investment in portfolio shares, at cost	$3,588,323	$23,458,951	$10,537,000	$7,927,843	$9,271,489

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022
INVESTMENT INCOME
Dividend income	$300,584	$63,242	$127,535	$20,473	$22,948

EXPENSES
Charges for mortality and expense risk	4,484	39,959	19,758	17,638	16,156
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	4,484	39,959	19,758	17,638	16,156

NET INVESTMENT INCOME (LOSS)	296,100	23,283	107,777	2,835	6,792

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,209,733	2,514,817	881,293	385,409	540,150
Net realized gain (loss) on shares redeemed	(3,405)	(66,117)	(10,979)	26,228	(24,824)
Net change in unrealized appreciation (depreciation) on investments	(1,765,241)	(8,836,972)	(2,407,660)	(2,960,628)	(1,760,518)
NET GAIN (LOSS) ON INVESTMENTS	(558,913)	(6,388,272)	(1,537,346)	(2,548,991)	(1,245,192)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(262,813)	$(6,364,989)	$(1,429,569)	$(2,546,156)	$(1,238,400)
The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Templeton Growth VIP Fund (Class 2)	Hartford Capital Appreciation HLS Fund (Class IB)	Hartford Disciplined Equity HLS Fund (Class IB)	Hartford Dividend and Growth HLS Fund (Class IB)	American Funds IS International Fund (Class 2)
ASSETS
Investment in the portfolios, at fair value	$549,476	$43,639	$908,107	$901,329	$6,441,454
Net Assets	$549,476	$43,639	$908,107	$901,329	$6,441,454

NET ASSETS, representing:
Accumulation units	$549,476	$43,639	$908,107	$901,329	$6,441,454
	$549,476	$43,639	$908,107	$901,329	$6,441,454

Units outstanding	49,238	2,044	33,798	35,517	562,363

Portfolio shares held	53,660	1,137	58,588	41,232	422,945
Portfolio net asset value per share	$10.24	$38.38	$15.50	$21.86	$15.23
Investment in portfolio shares, at cost	$592,707	$51,775	$926,470	$929,293	$8,177,391

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Templeton Growth VIP Fund (Class 2)	Hartford Capital Appreciation HLS Fund (Class IB)	Hartford Disciplined Equity HLS Fund (Class IB)	Hartford Dividend and Growth HLS Fund (Class IB)	American Funds IS International Fund (Class 2)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022
INVESTMENT INCOME
Dividend income	$973	$318	$7,528	$13,685	$111,622

EXPENSES
Charges for mortality and expense risk	1,276	43	1,050	918	12,417
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	1,276	43	1,050	918	12,417

NET INVESTMENT INCOME (LOSS)	(303)	275	6,478	12,767	99,205

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	5,959	52,437	96,945	739,259
Net realized gain (loss) on shares redeemed	(7,613)	(213)	40,496	3,911	(44,563)
Net change in unrealized appreciation (depreciation) on investments	(70,830)	(13,513)	(363,750)	(208,158)	(1,996,555)
NET GAIN (LOSS) ON INVESTMENTS	(78,443)	(7,767)	(270,817)	(107,302)	(1,301,859)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(78,746)	$(7,492)	$(264,339)	$(94,535)	$(1,202,654)
The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Franklin Income VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	MFS® Total Return Bond Series (Initial Class)	MFS® Value Series (Initial Class)	American Funds IS Washington Mutual Investors Fund℠ (Class 2)
ASSETS
Investment in the portfolios, at fair value	$1,690,242	$82,659	$4,419,540	$3,009,438	$2,075,331
Net Assets	$1,690,242	$82,659	$4,419,540	$3,009,438	$2,075,331

NET ASSETS, representing:
Accumulation units	$1,690,242	$82,659	$4,419,540	$3,009,438	$2,075,331
	$1,690,242	$82,659	$4,419,540	$3,009,438	$2,075,331

Units outstanding	119,294	5,917	413,015	159,079	100,498

Portfolio shares held	114,748	5,452	392,499	139,649	166,559
Portfolio net asset value per share	$14.73	$15.16	$11.26	$21.55	$12.46
Investment in portfolio shares, at cost	$1,739,110	$101,394	$5,187,490	$2,928,888	$2,339,846

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Franklin Income VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	MFS® Total Return Bond Series (Initial Class)	MFS® Value Series (Initial Class)	American Funds IS Washington Mutual Investors Fund℠ (Class 2)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022
INVESTMENT INCOME
Dividend income	$74,766	$1,580	$120,249	$37,902	$39,650

EXPENSES
Charges for mortality and expense risk	3,252	170	9,520	6,062	4,750
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	3,252	170	9,520	6,062	4,750

NET INVESTMENT INCOME (LOSS)	71,514	1,410	110,729	31,840	34,900

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	30,348	9,540	50,677	161,539	430,597
Net realized gain (loss) on shares redeemed	1,429	(514)	(34,439)	11,018	(20,968)
Net change in unrealized appreciation (depreciation) on investments	(186,775)	(17,560)	(752,273)	(355,501)	(607,413)
NET GAIN (LOSS) ON INVESTMENTS	(154,998)	(8,534)	(736,035)	(182,944)	(197,784)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(83,484)	$(7,124)	$(625,306)	$(151,104)	$(162,884)
The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Index 500 Portfolio (Service Class 2)	Invesco V.I. Growth and Income Fund (Series I)	AST International Value Portfolio	Calvert VP NASDAQ 100 Index Portfolio (Class F)	Calvert VP S&P MidCap 400 Index Portfolio (Class F)
ASSETS
Investment in the portfolios, at fair value	$51,987,804	$1,921,184	$7,589,059	$7,131,599	$3,804,752
Net Assets	$51,987,804	$1,921,184	$7,589,059	$7,131,599	$3,804,752

NET ASSETS, representing:
Accumulation units	$51,987,804	$1,921,184	$7,589,059	$7,131,599	$3,804,752
	$51,987,804	$1,921,184	$7,589,059	$7,131,599	$3,804,752

Units outstanding	2,277,397	102,380	703,529	484,691	302,769

Portfolio shares held	140,622	97,128	367,687	78,395	34,893
Portfolio net asset value per share	$369.70	$19.78	$20.64	$90.97	$109.04
Investment in portfolio shares, at cost	$50,427,447	$1,951,768	$7,324,681	$8,687,858	$4,092,284

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Index 500 Portfolio (Service Class 2)	Invesco V.I. Growth and Income Fund (Series I)	AST International Value Portfolio	Calvert VP NASDAQ 100 Index Portfolio (Class F)	Calvert VP S&P MidCap 400 Index Portfolio (Class F)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022
INVESTMENT INCOME
Dividend income	$648,153	$32,194	$—	$14,802	$32,208

EXPENSES
Charges for mortality and expense risk	124,709	4,533	19,046	16,405	7,999
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	124,709	4,533	19,046	16,405	7,999

NET INVESTMENT INCOME (LOSS)	523,444	27,661	(19,046)	(1,603)	24,209

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	358,737	183,194	—	382,647	364,538
Net realized gain (loss) on shares redeemed	138,207	6,728	13,750	(9,507)	8,903
Net change in unrealized appreciation (depreciation) on investments	(11,308,047)	(326,218)	(759,438)	(3,229,004)	(878,033)
NET GAIN (LOSS) ON INVESTMENTS	(10,811,103)	(136,296)	(745,688)	(2,855,864)	(504,592)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(10,287,659)	$(108,635)	$(764,734)	$(2,857,467)	$(480,383)

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Calvert VP EAFE International Index Portfolio (Class F)	AST Global Bond Portfolio	AST Core Fixed Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,481,668	$2,463,303	$14,994,250
Net Assets	$1,481,668	$2,463,303	$14,994,250

NET ASSETS, representing:
Accumulation units	$1,481,668	$2,463,303	$14,994,250
	$1,481,668	$2,463,303	$14,994,250

Units outstanding	136,114	283,218	1,702,807

Portfolio shares held	17,843	231,079	1,205,326
Portfolio net asset value per share	$83.04	$10.66	$12.44
Investment in portfolio shares, at cost	$1,608,898	$2,740,997	$16,912,991

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Calvert VP EAFE International Index Portfolio (Class F)	AST Global Bond Portfolio	AST Core Fixed Income Portfolio
	1/1/2022	1/1/2022	2/11/2022*
	to	to	to
	12/31/2022	12/31/2022	12/31/2022
INVESTMENT INCOME
Dividend income	$47,670	$—	$—

EXPENSES
Charges for mortality and expense risk	2,750	3,942	29,395
Reimbursement for excess expenses	—	—	—
NET EXPENSES	2,750	3,942	29,395

NET INVESTMENT INCOME (LOSS)	44,920	(3,942)	(29,395)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—
Net realized gain (loss) on shares redeemed	(7,932)	(19,744)	(96,066)
Net change in unrealized appreciation (depreciation) on investments	(214,131)	(265,397)	(1,918,741)
NET GAIN (LOSS) ON INVESTMENTS	(222,063)	(285,141)	(2,014,807)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(177,143)	$(289,083)	$(2,044,202)

*Date subaccount became available for investment

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$421,245	$(336,538)	$(1,407,168)	$(1,498,761)	$(709,031)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	539,398	12,467,498	12,317,332	5,135,390
Net change in unrealized appreciation (depreciation) on investments	—	(20,935,235)	(99,541,870)	(71,020,324)	(30,755,360)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	421,245	(20,732,375)	(88,481,540)	(60,201,753)	(26,329,001)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	81,040,618	2,193,614	3,946,703	7,717,762	4,549,986
Policy loans	(4,593,900)	(489,332)	(2,446,936)	(2,804,618)	(1,785,605)
Policy loan repayments and interest	225,526	544,308	2,983,435	4,698,263	2,408,069
Surrenders, withdrawals and death benefits	(956,163)	(1,587,108)	(12,610,779)	(16,703,684)	(7,391,442)
Net transfers between other subaccounts
or fixed rate option	(73,068,490)	5,281,394	(2,606,685)	(1,846,941)	200,020
Miscellaneous transactions	19,799	17,420	177,725	194,334	65,083
Other charges	(3,022,459)	(2,795,876)	(4,174,703)	(6,354,944)	(3,274,144)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(355,069)	3,164,420	(14,731,240)	(15,099,828)	(5,228,033)

TOTAL INCREASE (DECREASE) IN NET ASSETS	66,176	(17,567,955)	(103,212,780)	(75,301,581)	(31,557,034)

NET ASSETS
Beginning of period	42,282,446	137,876,918	352,905,280	404,860,308	176,170,719
End of period	$42,348,622	$120,308,963	$249,692,500	$329,558,727	$144,613,685

Beginning units	9,774,018	34,097,495	13,507,419	21,980,709	12,760,826
Units issued	15,309,890	1,923,088	248,356	182,548	288,041
Units redeemed	(14,260,383)	(879,281)	(803,993)	(1,253,030)	(916,854)
Ending units	10,823,525	35,141,302	12,951,782	20,910,227	12,132,013
The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(106,718)	$(724,668)	$(201,777)	$(55,660)	$(98,169)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	294,808	4,226,279	1,245,123	181,986	802,304
Net change in unrealized appreciation (depreciation) on investments	(3,653,176)	(50,769,040)	(5,105,005)	1,874,578	(6,100,032)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(3,465,086)	(47,267,429)	(4,061,659)	2,000,904	(5,395,897)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,792,553	22,210,208	1,633,765	379,104	1,422,871
Policy loans	(242,029)	(1,540,523)	(674,765)	(87,326)	(282,942)
Policy loan repayments and interest	231,575	937,997	270,830	378,576	246,112
Surrenders, withdrawals and death benefits	(863,211)	(4,704,217)	(1,179,682)	(422,414)	(862,484)
Net transfers between other subaccounts
or fixed rate option	571,252	18,037,718	838,897	400,479	222,669
Miscellaneous transactions	2,693	43,771	(2,700)	5,358	9,208
Other charges	(1,019,067)	(8,143,262)	(1,029,121)	(228,008)	(680,132)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	473,766	26,841,692	(142,776)	425,769	75,302

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,991,320)	(20,425,737)	(4,204,435)	2,426,673	(5,320,595)

NET ASSETS
Beginning of period	29,988,152	245,193,721	48,656,192	9,294,980	28,216,128
End of period	$26,996,832	$224,767,984	$44,451,757	$11,721,653	$22,895,533

Beginning units	4,702,847	17,701,669	2,613,828	651,996	4,610,895
Units issued	359,966	2,719,434	120,834	78,742	254,699
Units redeemed	(386,431)	(882,883)	(134,929)	(48,608)	(308,489)
Ending units	4,676,382	19,538,220	2,599,733	682,130	4,557,105
The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Income Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio	Janus Henderson VIT Research Portfolio (Institutional Shares)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(12,426)	$(359,221)	$(102,031)	$(45)	$948
Capital gains distributions received	—	—	—	943	72,400
Net realized gain (loss) on shares redeemed	7,108	3,765,150	840,803	(52)	1,586
Net change in unrealized appreciation (depreciation) on investments	(320,723)	(47,931,541)	(4,536,765)	(8,594)	(237,755)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(326,041)	(44,525,612)	(3,797,993)	(7,748)	(162,821)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	84,368	4,413,789	541,521	—	2,568
Policy loans	(14,350)	(1,150,252)	(153,410)	—	—
Policy loan repayments and interest	11,718	909,089	197,243	—	—
Surrenders, withdrawals and death benefits	(182,792)	(2,837,278)	(854,405)	—	(4,072)
Net transfers between other subaccounts
or fixed rate option	(60,397)	1,820,583	24,399	—	—
Miscellaneous transactions	359	27,906	8,004	—	(122)
Other charges	(46,906)	(2,272,726)	(327,607)	(453)	(5,353)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(208,000)	911,111	(564,255)	(453)	(6,979)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(534,041)	(43,614,501)	(4,362,248)	(8,201)	(169,800)

NET ASSETS
Beginning of period	2,413,751	117,566,757	22,817,077	46,818	539,904
End of period	$1,879,710	$73,952,256	$18,454,829	$38,617	$370,104

Beginning units	500,204	9,268,456	1,404,904	25,739	145,937
Units issued	12,987	517,083	30,153	—	729
Units redeemed	(60,418)	(568,673)	(96,533)	(294)	(3,249)
Ending units	452,773	9,216,866	1,338,524	25,445	143,417
The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF Small-Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(2,894)	$6,778	$(1,083)	$(55,568)	$7,503
Capital gains distributions received	37,133	44,953	31,523	—	423,370
Net realized gain (loss) on shares redeemed	1,355	4,392	(440)	423,030	21,726
Net change in unrealized appreciation (depreciation) on investments	(172,037)	(58,243)	(87,053)	(4,125,770)	(1,375,514)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(136,443)	(2,120)	(57,053)	(3,758,308)	(922,915)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	551	—	2,113,766	81,913
Policy loans	(1,191)	—	—	(225,086)	(61,985)
Policy loan repayments and interest	1,123	—	—	187,018	49,366
Surrenders, withdrawals and death benefits	—	—	—	(511,744)	(55,104)
Net transfers between other subaccounts
or fixed rate option	—	—	—	1,134,761	4,093
Miscellaneous transactions	—	(4)	—	(5,091)	(311)
Other charges	(2,025)	(7,946)	(418)	(936,268)	(51,663)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,093)	(7,399)	(418)	1,757,356	(33,691)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(138,536)	(9,519)	(57,471)	(2,000,952)	(956,606)

NET ASSETS
Beginning of period	424,039	579,809	166,534	24,642,265	3,081,571
End of period	$285,503	$570,290	$109,063	$22,641,313	$2,124,965

Beginning units	115,255	108,094	46,739	3,732,107	636,349
Units issued	295	110	—	325,789	24,110
Units redeemed	(1,020)	(1,507)	(162)	(224,424)	(31,464)
Ending units	114,530	106,697	46,577	3,833,472	628,995
The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)	Janus Henderson VIT Overseas Portfolio (Service Shares)	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares)	M Large Cap Growth Fund
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(60,391)	$(13,203)	$15,171	$149	$—
Capital gains distributions received	—	—	—	1,354	13,618
Net realized gain (loss) on shares redeemed	498,116	103,563	4,315	(581)	407
Net change in unrealized appreciation (depreciation) on investments	(9,218,331)	(2,275,543)	(104,979)	(30,583)	(69,752)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(8,780,606)	(2,185,183)	(85,493)	(29,661)	(55,727)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,687,334	446,128	135,219	1,712	9,285
Policy loans	(329,821)	(85,939)	(5,396)	—	—
Policy loan repayments and interest	178,765	41,765	2,622	—	—
Surrenders, withdrawals and death benefits	(578,044)	(265,489)	(33,830)	(2,142)	—
Net transfers between other subaccounts
or fixed rate option	992,653	204,194	28,768	—	—
Miscellaneous transactions	(1,879)	2,178	586	(40)	—
Other charges	(852,100)	(198,008)	(43,285)	(1,411)	(9,711)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,096,908	144,829	84,684	(1,881)	(426)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,683,698)	(2,040,354)	(809)	(31,542)	(56,153)

NET ASSETS
Beginning of period	31,915,822	7,445,971	994,777	151,821	222,159
End of period	$24,232,124	$5,405,617	$993,968	$120,279	$166,006

Beginning units	3,799,813	1,878,195	79,072	28,954	2,811
Units issued	205,475	182,840	12,810	363	140
Units redeemed	(190,126)	(141,503)	(5,132)	(808)	(135)
Ending units	3,815,162	1,919,532	86,750	28,509	2,816
The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	M International Equity Fund	M Large Cap Value Fund	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST T. Rowe Price Large-Cap Value Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	2/11/2022**

OPERATIONS
Net investment income (loss)	$319	$4,074	$(24,346)	$(7,246)	$(1,220)
Capital gains distributions received	—	9,036	—	—	—
Net realized gain (loss) on shares redeemed	(1)	1,591	15,698	23,353	1,192,920
Net change in unrealized appreciation (depreciation) on investments	(2,298)	(16,569)	(1,365,338)	(608,952)	(1,149,357)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,980)	(1,868)	(1,373,986)	(592,845)	42,343

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	12,999	535,284	427,539	113,494
Policy loans	—	—	(60,225)	(65,911)	(1,066)
Policy loan repayments and interest	—	—	159,058	12,296	6,576
Surrenders, withdrawals and death benefits	—	—	(346,658)	(52,644)	(11,302)
Net transfers between other subaccounts
or fixed rate option	—	—	4,235,966	387,338	(5,171,352)
Miscellaneous transactions	—	—	(101,729)	(848)	(23)
Other charges	(640)	(10,154)	(178,212)	(190,071)	(31,084)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(640)	2,845	4,243,484	517,699	(5,094,757)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,620)	977	2,869,498	(75,146)	(5,052,414)

NET ASSETS
Beginning of period	14,080	197,519	2,792,568	3,649,713	5,052,414
End of period	$11,460	$198,496	$5,662,066	$3,574,567	$—

Beginning units	584	4,799	81,977	146,671	269,463
Units issued	—	328	385,929	33,444	24,696
Units redeemed	(30)	(233)	(39,999)	(9,281)	(294,159)
Ending units	554	4,894	427,907	170,834	—
**Date subaccount was no longer available for investment
The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	9/9/2022**	12/31/2022	12/31/2022	6/10/2022**	6/10/2022**

OPERATIONS
Net investment income (loss)	$(567)	$(2,028)	$(11,798)	$(6,905)	$(8,917)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	130,675	29,207	32,470	1,694,103	532,265
Net change in unrealized appreciation (depreciation) on investments	(388,062)	(323,489)	(2,457,833)	(3,966,342)	(3,673,137)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(257,954)	(296,310)	(2,437,161)	(2,279,144)	(3,149,789)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	85,578	289,069	1,004,679	358,556	511,334
Policy loans	(14,213)	(47,741)	(59,494)	(37,253)	(46,749)
Policy loan repayments and interest	8,849	7,454	22,528	23,500	9,712
Surrenders, withdrawals and death benefits	(12,260)	(35,788)	(109,463)	(45,095)	(192,842)
Net transfers between other subaccounts
or fixed rate option	(788,460)	65,864	478,769	(5,952,577)	(7,794,486)
Miscellaneous transactions	(54)	260	522	(2,259)	8,809
Other charges	(31,311)	(97,504)	(392,736)	(149,899)	(241,050)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(751,871)	181,614	944,805	(5,805,027)	(7,745,272)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,009,825)	(114,696)	(1,492,356)	(8,084,171)	(10,895,061)

NET ASSETS
Beginning of period	1,009,825	2,164,172	7,601,726	8,084,171	10,895,061
End of period	$—	$2,049,476	$6,109,370	$—	$—

Beginning units	21,567	56,786	265,500	200,321	311,044
Units issued	2,585	8,386	60,399	15,910	26,080
Units redeemed	(24,152)	(3,068)	(13,840)	(216,231)	(337,124)
Ending units	—	62,104	312,059	—	—
**Date subaccount was no longer available for investment
The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST BlackRock Low Duration Bond Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	M Capital Appreciation Fund
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	2/11/2022**	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(823)	$(2,539)	$(11,238)	$(17,711)	$—
Capital gains distributions received	—	—	—	—	12,065
Net realized gain (loss) on shares redeemed	10,977	50,261	61,454	1,360	(489)
Net change in unrealized appreciation (depreciation) on investments	(64,095)	107,155	(1,170,266)	(1,839,865)	(41,423)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(53,941)	154,877	(1,120,050)	(1,856,216)	(29,847)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	64,689	257,072	1,097,567	1,492,420	9,286
Policy loans	(3,774)	(77,670)	(28,424)	(92,211)	—
Policy loan repayments and interest	330	13,782	28,660	13,987	—
Surrenders, withdrawals and death benefits	(480)	(50,133)	(30,825)	(109,866)	—
Net transfers between other subaccounts
or fixed rate option	(3,453,729)	132,659	225,741	1,434,492	—
Miscellaneous transactions	37	(266)	1,239	4,098	—
Other charges	(24,051)	(108,956)	(319,045)	(440,412)	(7,839)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,416,978)	166,488	974,913	2,302,508	1,447

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,470,919)	321,365	(145,137)	446,292	(28,400)

NET ASSETS
Beginning of period	3,470,919	2,414,006	5,949,593	8,657,320	169,328
End of period	$—	$2,735,371	$5,804,456	$9,103,612	$140,928

Beginning units	293,279	124,190	249,459	519,294	2,596
Units issued	8,924	20,614	74,100	210,775	170
Units redeemed	(302,203)	(12,026)	(18,702)	(36,091)	(126)
Ending units	—	132,778	304,857	693,978	2,640

**Date subaccount was no longer available for investment

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	American Century VP Mid Cap Value Fund (Class I)	AST Large-Cap Value Portfolio	AST Small-Cap Growth Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares)	PSF PGIM Jennison Focused Blend Portfolio (Class I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$25,357	$(44,881)	$(11,419)	$1,019	$(7,113)
Capital gains distributions received	157,352	—	—	80,550	—
Net realized gain (loss) on shares redeemed	12,378	270,281	111,655	2,743	83,538
Net change in unrealized appreciation (depreciation) on investments	(210,848)	(237,068)	(2,236,849)	(396,326)	(1,508,454)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(15,761)	(11,668)	(2,136,613)	(312,014)	(1,432,029)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	108,679	1,957,461	495,951	161,180	569,542
Policy loans	(6,480)	(194,991)	(100,674)	(6,324)	(37,946)
Policy loan repayments and interest	1,024	63,188	40,048	17,135	37,026
Surrenders, withdrawals and death benefits	(45,643)	(252,742)	(118,609)	(5,901)	(165,410)
Net transfers between other subaccounts
or fixed rate option	(64,225)	8,479,084	965,367	198,144	145,307
Miscellaneous transactions	(153)	(24,211)	(4,294)	(789)	(66)
Other charges	(45,340)	(859,733)	(216,554)	(89,188)	(229,929)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(52,138)	9,168,056	1,061,235	274,257	318,524

TOTAL INCREASE (DECREASE) IN NET ASSETS	(67,899)	9,156,388	(1,075,378)	(37,757)	(1,113,505)

NET ASSETS
Beginning of period	1,247,199	13,613,061	7,399,171	1,247,924	5,440,419
End of period	$1,179,300	$22,769,449	$6,323,793	$1,210,167	$4,326,914

Beginning units	31,914	578,528	151,039	44,497	166,094
Units issued	1,821	503,916	35,341	15,307	26,262
Units redeemed	(3,163)	(63,083)	(8,199)	(4,273)	(11,430)
Ending units	30,572	1,019,361	178,181	55,531	180,926
The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Utilities Series (Initial Class)	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)	AST Large-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST T. Rowe Price Asset Allocation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	2/11/2022**	12/31/2022

OPERATIONS
Net investment income (loss)	$109,274	$(1,696)	$(86,455)	$(3,386)	$(35,638)
Capital gains distributions received	187,021	148,418	—	—	—
Net realized gain (loss) on shares redeemed	44,965	(2,554)	380,301	1,613,201	85,316
Net change in unrealized appreciation (depreciation) on investments	(289,537)	(437,252)	(13,514,665)	(2,043,902)	(2,662,224)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	51,723	(293,084)	(13,220,819)	(434,087)	(2,612,546)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	552,011	183,570	5,405,979	85,405	2,420,340
Policy loans	(41,003)	(1,879)	(338,922)	(10,355)	(133,517)
Policy loan repayments and interest	33,251	306	129,455	26,397	189,530
Surrenders, withdrawals and death benefits	(108,163)	(1,777)	(723,251)	(74,871)	(238,138)
Net transfers between other subaccounts
or fixed rate option	614,030	540,780	19,149,252	(12,768,881)	638,127
Miscellaneous transactions	523	(52)	155,469	734	756
Other charges	(269,940)	(86,400)	(2,143,286)	(63,882)	(878,040)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	780,709	634,548	21,634,696	(12,805,453)	1,999,058

TOTAL INCREASE (DECREASE) IN NET ASSETS	832,432	341,464	8,413,877	(13,239,540)	(613,488)

NET ASSETS
Beginning of period	4,552,305	1,214,729	35,170,655	13,239,540	15,162,961
End of period	$5,384,737	$1,556,193	$43,584,532	$—	$14,549,473

Beginning units	232,935	53,872	894,659	936,160	438,642
Units issued	66,553	35,854	863,255	9,030	84,803
Units redeemed	(20,861)	(3,797)	(50,432)	(945,190)	(19,039)
Ending units	278,627	85,929	1,707,482	—	504,406
**Date subaccount was no longer available for investment

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Wellington Management Hedged Equity Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(28,683)	$(107,933)	$(15,548)	$(36,828)	$(10,455)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	326,669	747,580	148,276	89,888	44,579
Net change in unrealized appreciation (depreciation) on investments	(1,650,484)	(10,115,076)	(1,420,038)	(3,148,547)	(810,669)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,352,498)	(9,475,429)	(1,287,310)	(3,095,487)	(776,545)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,038,531	4,812,274	750,348	2,061,713	535,763
Policy loans	(240,030)	(774,805)	(180,719)	(162,136)	(44,123)
Policy loan repayments and interest	106,379	349,367	35,613	64,620	11,271
Surrenders, withdrawals and death benefits	(545,538)	(1,040,084)	(291,894)	(256,517)	(83,875)
Net transfers between other subaccounts
or fixed rate option	624,405	3,919,266	147,964	774,083	681,905
Miscellaneous transactions	2,632	(3,493)	1,197	31	397
Other charges	(523,768)	(2,406,665)	(398,533)	(729,118)	(223,212)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	462,611	4,855,860	63,976	1,752,676	878,126

TOTAL INCREASE (DECREASE) IN NET ASSETS	(889,887)	(4,619,569)	(1,223,334)	(1,342,811)	101,581

NET ASSETS
Beginning of period	16,826,522	56,306,924	8,138,966	16,000,233	4,449,478
End of period	$15,936,635	$51,687,355	$6,915,632	$14,657,422	$4,551,059

Beginning units	696,436	2,075,568	389,156	477,139	124,076
Units issued	86,486	336,108	39,098	79,444	34,916
Units redeemed	(51,612)	(131,509)	(35,489)	(20,257)	(6,400)
Ending units	731,310	2,280,167	392,765	536,326	152,592

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Moderate Multi-Asset Portfolio	BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Service Shares)	AST BlackRock Global Strategies Portfolio	TOPS® Aggressive Growth ETF Portfolio (Class 2)	TOPS® Balanced ETF Portfolio (Class 2)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/2/2022**	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(5,554)	$1,311	$(82,977)	$67,842	$47,210
Capital gains distributions received	—	131,491	—	4,447	53,519
Net realized gain (loss) on shares redeemed	280,354	(34,710)	514,312	96,674	(970)
Net change in unrealized appreciation (depreciation) on investments	(662,539)	(186,217)	(9,342,656)	(1,280,721)	(492,169)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(387,739)	(88,125)	(8,911,321)	(1,111,758)	(392,410)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	306,110	81,592	4,190,670	1,269,639	629,978
Policy loans	(25,180)	(1,112)	(822,389)	(313,387)	(11,828)
Policy loan repayments and interest	27,259	256	402,151	6,756	323
Surrenders, withdrawals and death benefits	(16,184)	(8,387)	(1,080,309)	(71,678)	(15,900)
Net transfers between other subaccounts
or fixed rate option	(2,431,821)	(26,834)	576,613	672,451	348,314
Miscellaneous transactions	36	363	(2,888)	343	81
Other charges	(112,423)	(36,245)	(2,022,386)	(434,210)	(251,628)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,252,203)	9,633	1,241,462	1,129,914	699,340

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,639,942)	(78,492)	(7,669,859)	18,156	306,930

NET ASSETS
Beginning of period	2,639,942	597,884	51,321,414	6,778,544	3,273,726
End of period	$—	$519,392	$43,651,555	$6,796,700	$3,580,656

Beginning units	92,939	30,697	2,849,591	311,719	218,116
Units issued	17,751	9,091	223,301	92,681	64,530
Units redeemed	(110,690)	(9,321)	(148,574)	(25,054)	(13,959)
Ending units	—	30,467	2,924,318	379,346	268,687

**Date subaccount was no longer available for investment

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	TOPS® Conservative ETF Portfolio (Class 2)	TOPS® Growth ETF Portfolio (Class 2)	TOPS® Moderate Growth ETF Portfolio (Class 2)	TOPS® Managed Risk Balanced ETF Portfolio (Class 2)	TOPS® Managed Risk Growth ETF Portfolio (Class 2)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$20,330	$63,048	$57,006	$133,868	$164,230
Capital gains distributions received	20,497	30,947	53,452	303,465	838,787
Net realized gain (loss) on shares redeemed	(151)	5,890	8,315	(2,900)	(5,151)
Net change in unrealized appreciation (depreciation) on investments	(145,181)	(884,043)	(563,640)	(524,348)	(1,268,070)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(104,505)	(784,158)	(444,867)	(89,915)	(270,204)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	110,025	931,392	574,699	104,426	299,898
Policy loans	(21,200)	(24,954)	(14,725)	(7,321)	(166,033)
Policy loan repayments and interest	1,917	27,452	1,594	2,529	258,568
Surrenders, withdrawals and death benefits	(158)	(62,100)	(4,300)	(36,467)	(56,827)
Net transfers between other subaccounts
or fixed rate option	286,414	846,354	1,490,475	56,202	255,544
Miscellaneous transactions	(20)	217	(471)	(453)	(328)
Other charges	(54,762)	(322,829)	(242,591)	(51,335)	(116,934)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	322,216	1,395,532	1,804,681	67,581	473,888

TOTAL INCREASE (DECREASE) IN NET ASSETS	217,711	611,374	1,359,814	(22,334)	203,684

NET ASSETS
Beginning of period	1,101,759	4,758,942	2,956,851	739,236	1,803,936
End of period	$1,319,470	$5,370,316	$4,316,665	$716,902	$2,007,620

Beginning units	81,663	247,583	176,835	45,248	101,723
Units issued	28,245	100,196	110,085	13,139	46,348
Units redeemed	(4,769)	(21,057)	(8,710)	(8,389)	(16,400)
Ending units	105,139	326,722	278,210	49,998	131,671
The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$296,100	$23,283	$107,777	$2,835	$6,792
Capital gains distributions received	1,209,733	2,514,817	881,293	385,409	540,150
Net realized gain (loss) on shares redeemed	(3,405)	(66,117)	(10,979)	26,228	(24,824)
Net change in unrealized appreciation (depreciation) on investments	(1,765,241)	(8,836,972)	(2,407,660)	(2,960,628)	(1,760,518)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(262,813)	(6,364,989)	(1,429,569)	(2,546,156)	(1,238,400)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	385,296	3,736,970	1,838,141	1,021,372	1,323,794
Policy loans	(139,628)	(89,349)	(42,576)	(71,681)	(23,205)
Policy loan repayments and interest	243,454	54,381	10,584	35,104	7,104
Surrenders, withdrawals and death benefits	(8,994)	(125,969)	(80,220)	(91,839)	(89,754)
Net transfers between other subaccounts
or fixed rate option	126,969	3,380,528	2,179,536	(656,925)	911,075
Miscellaneous transactions	44	4,501	(2,823)	43,092	668
Other charges	(83,234)	(1,432,325)	(637,841)	(461,044)	(558,508)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	523,907	5,528,737	3,264,801	(181,921)	1,571,174

TOTAL INCREASE (DECREASE) IN NET ASSETS	261,094	(836,252)	1,835,232	(2,728,077)	332,774

NET ASSETS
Beginning of period	1,739,079	19,251,383	7,923,622	9,742,433	7,957,665
End of period	$2,000,173	$18,415,131	$9,758,854	$7,014,356	$8,290,439

Beginning units	98,602	553,117	301,190	371,700	390,336
Units issued	45,527	231,388	165,217	68,175	105,745
Units redeemed	(12,789)	(30,124)	(20,433)	(76,023)	(19,566)
Ending units	131,340	754,381	445,974	363,852	476,515
The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Templeton Growth VIP Fund (Class 2)	Hartford Capital Appreciation HLS Fund (Class IB)	Hartford Disciplined Equity HLS Fund (Class IB)	Hartford Dividend and Growth HLS Fund (Class IB)	American Funds IS International Fund (Class 2)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(303)	$275	$6,478	$12,767	$99,205
Capital gains distributions received	—	5,959	52,437	96,945	739,259
Net realized gain (loss) on shares redeemed	(7,613)	(213)	40,496	3,911	(44,563)
Net change in unrealized appreciation (depreciation) on investments	(70,830)	(13,513)	(363,750)	(208,158)	(1,996,555)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(78,746)	(7,492)	(264,339)	(94,535)	(1,202,654)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	110,601	7,322	86,776	79,783	1,204,380
Policy loans	(523)	(205)	(4,619)	(4,196)	(3,017)
Policy loan repayments and interest	101	127	540	755	2,276
Surrenders, withdrawals and death benefits	(7,625)	(282)	(376,333)	(8,744)	(24,124)
Net transfers between other subaccounts
or fixed rate option	(44,518)	176	(2,749)	(34,315)	1,797,932
Miscellaneous transactions	49	—	23,579	68	317
Other charges	(48,843)	(3,554)	(33,065)	(37,152)	(302,505)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	9,242	3,584	(305,871)	(3,801)	2,675,259

TOTAL INCREASE (DECREASE) IN NET ASSETS	(69,504)	(3,908)	(570,210)	(98,336)	1,472,605

NET ASSETS
Beginning of period	618,980	47,547	1,478,317	999,665	4,968,849
End of period	$549,476	$43,639	$908,107	$901,329	$6,441,454

Beginning units	49,003	1,880	44,412	35,752	342,789
Units issued	9,348	257	2,598	3,147	236,892
Units redeemed	(9,113)	(93)	(13,212)	(3,382)	(17,318)
Ending units	49,238	2,044	33,798	35,517	562,363
The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Franklin Income VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	MFS® Total Return Bond Series (Initial Class)	MFS® Value Series (Initial Class)	American Funds IS Washington Mutual Investors Fund℠ (Class 2)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$71,514	$1,410	$110,729	$31,840	$34,900
Capital gains distributions received	30,348	9,540	50,677	161,539	430,597
Net realized gain (loss) on shares redeemed	1,429	(514)	(34,439)	11,018	(20,968)
Net change in unrealized appreciation (depreciation) on investments	(186,775)	(17,560)	(752,273)	(355,501)	(607,413)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(83,484)	(7,124)	(625,306)	(151,104)	(162,884)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	239,399	—	762,051	499,883	330,495
Policy loans	(7,387)	(23)	(16,838)	(12,033)	(2,203)
Policy loan repayments and interest	399	—	8,167	10,740	2,194
Surrenders, withdrawals and death benefits	(8,339)	(303)	(43,651)	(31,804)	(38,637)
Net transfers between other subaccounts
or fixed rate option	177,802	—	588,551	210,126	262,553
Miscellaneous transactions	154	—	(294)	114	1,328
Other charges	(108,989)	(3,774)	(351,015)	(216,558)	(154,707)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	293,039	(4,100)	946,971	460,468	401,023

TOTAL INCREASE (DECREASE) IN NET ASSETS	209,555	(11,224)	321,665	309,364	238,139

NET ASSETS
Beginning of period	1,480,687	93,883	4,097,875	2,700,074	1,837,192
End of period	$1,690,242	$82,659	$4,419,540	$3,009,438	$2,075,331

Beginning units	98,154	6,215	328,130	133,584	81,243
Units issued	28,653	—	112,734	36,161	30,250
Units redeemed	(7,513)	(298)	(27,849)	(10,666)	(10,995)
Ending units	119,294	5,917	413,015	159,079	100,498
The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Fidelity® VIP Index 500 Portfolio (Service Class 2)	Invesco V.I. Growth and Income Fund (Series I)	AST International Value Portfolio	Calvert VP NASDAQ 100 Index Portfolio (Class F)	Calvert VP S&P MidCap 400 Index Portfolio (Class F)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$523,444	$27,661	$(19,046)	$(1,603)	$24,209
Capital gains distributions received	358,737	183,194	—	382,647	364,538
Net realized gain (loss) on shares redeemed	138,207	6,728	13,750	(9,507)	8,903
Net change in unrealized appreciation (depreciation) on investments	(11,308,047)	(326,218)	(759,438)	(3,229,004)	(878,033)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(10,287,659)	(108,635)	(764,734)	(2,857,467)	(480,383)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,633,673	225,299	614,262	1,066,938	650,413
Policy loans	(106,032)	(7,460)	(76,383)	(53,738)	(28,769)
Policy loan repayments and interest	7,504	3,211	55,404	36,796	5,744
Surrenders, withdrawals and death benefits	(87,162)	(15,953)	(64,871)	(27,538)	(204)
Net transfers between other subaccounts
or fixed rate option	4,722,269	160,274	700,088	1,677,445	502,964
Miscellaneous transactions	1,225	98	70	(1,129)	(1,455)
Other charges	(3,001,494)	(96,645)	(259,410)	(437,791)	(244,029)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	10,169,983	268,824	969,160	2,260,983	884,664

TOTAL INCREASE (DECREASE) IN NET ASSETS	(117,676)	160,189	204,426	(596,484)	404,281

NET ASSETS
Beginning of period	52,105,480	1,760,995	7,384,633	7,728,083	3,400,471
End of period	$51,987,804	$1,921,184	$7,589,059	$7,131,599	$3,804,752

Beginning units	1,857,508	88,225	614,291	351,247	233,797
Units issued	469,709	18,693	121,168	149,047	87,393
Units redeemed	(49,820)	(4,538)	(31,930)	(15,603)	(18,421)
Ending units	2,277,397	102,380	703,529	484,691	302,769

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Calvert VP EAFE International Index Portfolio (Class F)	AST Global Bond Portfolio	AST Core Fixed Income Portfolio
	1/1/2022	1/1/2022	2/11/2022*
	to	to	to
	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$44,920	$(3,942)	$(29,395)
Capital gains distributions received	—	—	—
Net realized gain (loss) on shares redeemed	(7,932)	(19,744)	(96,066)
Net change in unrealized appreciation (depreciation) on investments	(214,131)	(265,397)	(1,918,741)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(177,143)	(289,083)	(2,044,202)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	365,082	382,375	1,509,795
Policy loans	(10,000)	(16,979)	(114,911)
Policy loan repayments and interest	292	2,697	57,118
Surrenders, withdrawals and death benefits	(1,952)	(14,170)	(233,388)
Net transfers between other subaccounts
or fixed rate option	326,779	255,301	16,536,494
Miscellaneous transactions	627	31	40
Other charges	(115,551)	(128,722)	(716,696)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	565,277	480,533	17,038,452

TOTAL INCREASE (DECREASE) IN NET ASSETS	388,134	191,450	14,994,250

NET ASSETS
Beginning of period	1,093,534	2,271,853	—
End of period	$1,481,668	$2,463,303	$14,994,250

Beginning units	85,447	228,958	—
Units issued	59,234	77,198	1,819,289
Units redeemed	(8,567)	(22,938)	(116,482)
Ending units	136,114	283,218	1,702,807

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(101,694)	$(405,577)	$(1,710,737)	$(1,647,328)	$(789,582)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	4,975,396	17,118,604	13,687,300	6,457,428
Net change in unrealized appreciation (depreciation) on investments	—	(6,150,944)	44,532,869	47,643,356	14,715,146

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(101,694)	(1,581,125)	59,940,736	59,683,328	20,382,992

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	130,628,759	6,645,035	4,023,020	6,657,905	3,664,201
Policy loans	(2,491,049)	(423,642)	(2,531,880)	(2,976,160)	(1,296,057)
Policy loan repayments and interest	523,066	745,180	3,356,798	3,902,515	1,775,375
Surrenders, withdrawals and death benefits	(2,152,249)	(24,218,098)	(16,787,785)	(18,096,838)	(7,877,443)
Net transfers between other subaccounts
or fixed rate option	(124,195,587)	3,596,927	(3,469,503)	1,054,327	1,414,886
Miscellaneous transactions	(10,715)	35,250	(105,424)	(96,922)	(71,855)
Other charges	(3,978,619)	(2,630,521)	(4,135,619)	(6,076,427)	(3,139,649)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,676,394)	(16,249,869)	(19,650,393)	(15,631,600)	(5,530,542)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,778,088)	(17,830,994)	40,290,343	44,051,728	14,852,450

NET ASSETS
Beginning of period	44,060,534	155,707,912	312,614,937	360,808,580	161,318,269
End of period	$42,282,446	$137,876,918	$352,905,280	$404,860,308	$176,170,719

Beginning units	10,013,061	39,395,138	14,171,342	23,016,929	13,367,593
Units issued	14,964,492	1,092,868	202,233	203,941	204,426
Units redeemed	(15,203,535)	(6,390,511)	(866,156)	(1,240,161)	(811,193)
Ending units	9,774,018	34,097,495	13,507,419	21,980,709	12,760,826
The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF PGIM Jennison Value Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(113,525)	$(691,236)	$(202,564)	$(46,020)	$(112,291)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	363,622	7,512,059	1,337,682	75,233	832,857
Net change in unrealized appreciation (depreciation) on investments	1,746,693	42,843,528	9,124,462	1,875,184	3,410,479

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,996,790	49,664,351	10,259,580	1,904,397	4,131,045

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,388,783	17,193,059	1,300,141	338,496	1,046,042
Policy loans	(272,478)	(1,423,732)	(265,999)	(164,778)	(237,397)
Policy loan repayments and interest	255,243	1,272,495	449,830	146,025	207,054
Surrenders, withdrawals and death benefits	(723,091)	(4,205,881)	(1,294,210)	(435,254)	(796,924)
Net transfers between other subaccounts
or fixed rate option	1,967,917	26,933,302	1,435,637	(41,465)	1,599,196
Miscellaneous transactions	(1,834)	(86,720)	(8,035)	(3,733)	(2,374)
Other charges	(842,163)	(6,342,501)	(846,946)	(191,866)	(569,251)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,772,377	33,340,022	770,418	(352,575)	1,246,346

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,769,167	83,004,373	11,029,998	1,551,822	5,377,391

NET ASSETS
Beginning of period	26,218,985	162,189,348	37,626,194	7,743,158	22,838,737
End of period	$29,988,152	$245,193,721	$48,656,192	$9,294,980	$28,216,128

Beginning units	4,513,861	16,245,950	2,571,663	674,377	4,598,428
Units issued	477,590	3,054,682	208,668	36,887	286,630
Units redeemed	(288,604)	(1,598,963)	(166,503)	(59,268)	(274,163)
Ending units	4,702,847	17,701,669	2,613,828	651,996	4,610,895
The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF PGIM Government Income Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio	Janus Henderson VIT Research Portfolio (Institutional Shares)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(15,571)	$(477,350)	$(118,751)	$(154)	$(1,914)
Capital gains distributions received	—	—	—	3,141	25,036
Net realized gain (loss) on shares redeemed	63,452	5,596,654	1,371,343	163	5,179
Net change in unrealized appreciation (depreciation) on investments	(151,583)	10,565,070	3,577,063	(2,941)	61,412

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(103,702)	15,684,374	4,829,655	209	89,713

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	76,971	3,919,229	480,942	—	2,284
Policy loans	(16,893)	(1,126,315)	(150,774)	—	—
Policy loan repayments and interest	26,864	938,625	466,974	—	—
Surrenders, withdrawals and death benefits	(225,875)	(4,255,210)	(1,372,260)	—	(4,358)
Net transfers between other subaccounts
or fixed rate option	(167,805)	3,927,493	(171,645)	—	—
Miscellaneous transactions	2,004	(13,524)	(27,630)	—	4
Other charges	(56,134)	(2,180,044)	(318,288)	(445)	(5,647)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(360,868)	1,210,254	(1,092,681)	(445)	(7,717)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(464,570)	16,894,628	3,736,974	(236)	81,996

NET ASSETS
Beginning of period	2,878,321	100,672,129	19,080,103	47,054	457,908
End of period	$2,413,751	$117,566,757	$22,817,077	$46,818	$539,904

Beginning units	574,121	9,444,047	1,501,558	25,977	148,164
Units issued	28,569	465,064	41,531	—	614
Units redeemed	(102,486)	(640,655)	(138,185)	(238)	(2,841)
Ending units	500,204	9,268,456	1,404,904	25,739	145,937
The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	PSF Small-Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(3,455)	$4,697	$(1,475)	$(52,709)	$(6,645)
Capital gains distributions received	53,286	—	19,168	—	146,716
Net realized gain (loss) on shares redeemed	2,748	5,753	383	680,431	77,372
Net change in unrealized appreciation (depreciation) on investments	25,015	100,719	(4,250)	4,130,007	294,624

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	77,594	111,169	13,826	4,757,729	512,067

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,861	552	—	1,672,721	82,689
Policy loans	(1,154)	—	—	(199,269)	(27,124)
Policy loan repayments and interest	1,077	—	—	154,649	34,757
Surrenders, withdrawals and death benefits	—	—	—	(477,703)	(74,523)
Net transfers between other subaccounts
or fixed rate option	—	—	—	2,188,270	(62,882)
Miscellaneous transactions	26	—	—	(340)	(505)
Other charges	(1,910)	(10,115)	(453)	(775,030)	(51,446)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(100)	(9,563)	(453)	2,563,298	(99,034)

TOTAL INCREASE (DECREASE) IN NET ASSETS	77,494	101,606	13,373	7,321,027	413,033

NET ASSETS
Beginning of period	346,545	478,203	153,161	17,321,238	2,668,538
End of period	$424,039	$579,809	$166,534	$24,642,265	$3,081,571

Beginning units	115,323	110,012	46,868	3,612,121	659,887
Units issued	812	109	—	372,955	21,318
Units redeemed	(880)	(2,027)	(129)	(252,969)	(44,856)
Ending units	115,255	108,094	46,739	3,732,107	636,349
The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	PSF Mid-Cap Growth Portfolio (Class I)	PSF International Growth Portfolio (Class I)	Janus Henderson VIT Overseas Portfolio (Service Shares)	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares)	M Large Cap Growth Fund
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(71,937)	$(17,082)	$8,945	$396	$—
Capital gains distributions received	—	—	—	32,423	37,762
Net realized gain (loss) on shares redeemed	1,421,972	249,940	16,285	940	3,103
Net change in unrealized appreciation (depreciation) on investments	1,626,142	580,500	89,915	(4,490)	(1,893)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,976,177	813,358	115,145	29,269	38,972

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,565,338	414,306	109,271	1,568	9,284
Policy loans	(558,568)	(90,094)	(21,975)	—	—
Policy loan repayments and interest	223,383	114,574	1,661	—	—
Surrenders, withdrawals and death benefits	(877,080)	(220,856)	(29,807)	(2,185)	—
Net transfers between other subaccounts
or fixed rate option	1,217,201	19,594	(15,542)	—	—
Miscellaneous transactions	(600)	725	(148)	52	—
Other charges	(825,264)	(210,560)	(38,942)	(1,580)	(9,253)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	744,410	27,689	4,518	(2,145)	31

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,720,587	841,047	119,663	27,124	39,003

NET ASSETS
Beginning of period	28,195,235	6,604,924	875,114	124,697	183,156
End of period	$31,915,822	$7,445,971	$994,777	$151,821	$222,159

Beginning units	3,881,772	1,873,519	78,725	29,380	2,815
Units issued	198,048	129,674	7,033	317	123
Units redeemed	(280,007)	(124,998)	(6,686)	(743)	(127)
Ending units	3,799,813	1,878,195	79,072	28,954	2,811
The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	M International Equity Fund	M Large Cap Value Fund	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST T. Rowe Price Large-Cap Value Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$335	$2,998	$(3,022)	$(7,208)	$(7,609)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	79	1,212	82,222	33,302	89,329
Net change in unrealized appreciation (depreciation) on investments	1,036	40,591	704,690	205,806	707,358

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,450	44,801	783,890	231,900	789,078

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	12,999	308,468	438,278	552,849
Policy loans	—	—	(21,998)	(25,620)	(23,574)
Policy loan repayments and interest	—	—	24,268	6,732	31,124
Surrenders, withdrawals and death benefits	—	—	(124,098)	(61,520)	(97,863)
Net transfers between other subaccounts
or fixed rate option	—	—	177,588	759,139	1,525,277
Miscellaneous transactions	—	—	(433)	633	185
Other charges	(637)	(7,978)	(76,043)	(184,032)	(224,649)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(637)	5,021	287,752	933,610	1,763,349

TOTAL INCREASE (DECREASE) IN NET ASSETS	813	49,822	1,071,642	1,165,510	2,552,427

NET ASSETS
Beginning of period	13,267	147,697	1,720,926	2,484,203	2,499,987
End of period	$14,080	$197,519	$2,792,568	$3,649,713	$5,052,414

Beginning units	611	4,665	56,484	107,536	154,715
Units issued	—	347	31,231	45,368	136,118
Units redeemed	(27)	(213)	(5,738)	(6,233)	(21,370)
Ending units	584	4,799	81,977	146,671	269,463
The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(1,152)	$(2,005)	$(12,560)	$(15,982)	$(19,231)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	243,100	77,456	173,176	374,477	306,421
Net change in unrealized appreciation (depreciation) on investments	(246,205)	440,548	493,037	814,672	1,588,026

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,257)	515,999	653,653	1,173,167	1,875,216

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	135,145	262,169	812,795	663,054	1,415,871
Policy loans	(24,637)	(36,427)	(71,059)	(139,464)	(47,137)
Policy loan repayments and interest	3,755	14,183	14,611	104,847	6,146
Surrenders, withdrawals and death benefits	(66,327)	(117,976)	(177,795)	(236,344)	(31,714)
Net transfers between other subaccounts
or fixed rate option	(409,789)	(21,881)	819,354	767,201	1,084,399
Miscellaneous transactions	(15)	(1,351)	390	(601)	(2,801)
Other charges	(54,836)	(95,735)	(385,821)	(300,294)	(495,192)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(416,704)	2,982	1,012,475	858,399	1,929,572

TOTAL INCREASE (DECREASE) IN NET ASSETS	(420,961)	518,981	1,666,128	2,031,566	3,804,788

NET ASSETS
Beginning of period	1,430,786	1,645,191	5,935,598	6,052,605	7,090,273
End of period	$1,009,825	$2,164,172	$7,601,726	$8,084,171	$10,895,061

Beginning units	30,115	56,718	217,956	168,677	236,901
Units issued	2,331	5,809	63,869	52,630	92,032
Units redeemed	(10,879)	(5,741)	(16,325)	(20,986)	(17,889)
Ending units	21,567	56,786	265,500	200,321	311,044
The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST BlackRock Low Duration Bond Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	M Capital Appreciation Fund
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(5,415)	(2,212)	$(9,821)	$(14,243)	$—
Capital gains distributions received	—	—	—	—	28,012
Net realized gain (loss) on shares redeemed	5,357	33,666	96,236	64,988	1,428
Net change in unrealized appreciation (depreciation) on investments	(26,806)	425,041	646,140	585,591	(3,758)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(26,864)	456,495	732,555	636,336	25,682

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	444,676	254,149	855,187	1,085,076	9,284
Policy loans	(16,811)	(23,582)	(50,193)	(69,376)	—
Policy loan repayments and interest	12,586	29,584	151,405	8,429	—
Surrenders, withdrawals and death benefits	(39,716)	(129,094)	(91,838)	(64,982)	—
Net transfers between other subaccounts
or fixed rate option	1,228,382	586	717,904	2,665,219	—
Miscellaneous transactions	83	125	1,525	1,423	—
Other charges	(168,529)	(95,254)	(278,066)	(366,873)	(7,206)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,460,671	36,514	1,305,924	3,258,916	2,078

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,433,807	493,009	2,038,479	3,895,252	27,760

NET ASSETS
Beginning of period	2,037,112	1,920,997	3,911,114	4,762,068	141,568
End of period	$3,470,919	$2,414,006	$5,949,593	$8,657,320	$169,328

Beginning units	163,574	122,222	182,929	302,528	2,556
Units issued	149,994	12,344	78,976	234,935	157
Units redeemed	(20,289)	(10,376)	(12,446)	(18,169)	(117)
Ending units	293,279	124,190	249,459	519,294	2,596
The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	American Century VP Mid Cap Value Fund (Class I)	AST Large-Cap Value Portfolio	AST Small-Cap Growth Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares)	PSF PGIM Jennison Focused Blend Portfolio (Class I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$12,186	$(26,178)	$(14,202)	$3,633	$(7,057)
Capital gains distributions received	—	—	—	20,738	—
Net realized gain (loss) on shares redeemed	16,860	419,360	392,651	23,674	153,181
Net change in unrealized appreciation (depreciation) on investments	202,238	2,252,364	(96,714)	181,708	548,002

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	231,284	2,645,546	281,735	229,753	694,126

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	119,036	1,016,097	528,611	126,567	484,992
Policy loans	(5,616)	(92,764)	(131,962)	(18,288)	(88,035)
Policy loan repayments and interest	1,261	49,054	123,725	2,271	229,780
Surrenders, withdrawals and death benefits	(54,718)	(456,028)	(277,006)	(25,005)	(100,061)
Net transfers between other subaccounts
or fixed rate option	(743)	2,159,093	452,220	234,911	477,170
Miscellaneous transactions	459	(6,464)	3,180	215	(1,409)
Other charges	(45,356)	(388,723)	(212,418)	(73,382)	(218,242)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	14,323	2,280,265	486,350	247,289	784,195

TOTAL INCREASE (DECREASE) IN NET ASSETS	245,607	4,925,811	768,085	477,042	1,478,321

NET ASSETS
Beginning of period	1,001,592	8,687,250	6,631,086	770,882	3,962,098
End of period	$1,247,199	$13,613,061	$7,399,171	$1,247,924	$5,440,419

Beginning units	31,545	452,348	141,339	33,464	136,881
Units issued	3,075	167,514	23,877	15,484	39,594
Units redeemed	(2,706)	(41,334)	(14,177)	(4,451)	(10,381)
Ending units	31,914	578,528	151,039	44,497	166,094
The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® Utilities Series (Initial Class)	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)	AST Large-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST T. Rowe Price Asset Allocation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$60,025	$106	$(67,584)	$(28,762)	$(30,451)
Capital gains distributions received	129,896	20,650	—	—	—
Net realized gain (loss) on shares redeemed	28,013	7,670	606,879	97,835	135,517
Net change in unrealized appreciation (depreciation) on investments	291,450	108,074	3,781,930	(234,342)	1,261,833

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	509,384	136,500	4,321,225	(165,269)	1,366,899

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	477,342	149,435	3,733,637	1,240,520	1,880,906
Policy loans	(60,207)	(7,353)	(296,050)	(97,871)	(67,419)
Policy loan repayments and interest	193,009	223	74,850	172,117	39,200
Surrenders, withdrawals and death benefits	(73,166)	(3,442)	(259,595)	(263,861)	(207,748)
Net transfers between other subaccounts
or fixed rate option	433,725	716,615	8,230,418	836,185	2,854,514
Miscellaneous transactions	(123)	9	(5,091)	611	215
Other charges	(207,466)	(57,014)	(1,443,408)	(496,808)	(753,995)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	763,114	798,473	10,034,761	1,390,893	3,745,673

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,272,498	934,973	14,355,986	1,225,624	5,112,572

NET ASSETS
Beginning of period	3,279,807	279,756	20,814,669	12,013,916	10,050,389
End of period	$4,552,305	$1,214,729	$35,170,655	$13,239,540	$15,162,961

Beginning units	188,185	13,844	559,112	828,100	326,010
Units issued	55,378	42,266	367,372	158,645	126,787
Units redeemed	(10,628)	(2,238)	(31,825)	(50,585)	(14,155)
Ending units	232,935	53,872	894,659	936,160	438,642

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Wellington Management Hedged Equity Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(28,347)	$(110,061)	$(17,027)	$(36,084)	$(10,007)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	313,335	1,210,452	140,188	332,479	54,719
Net change in unrealized appreciation (depreciation) on investments	1,453,980	4,944,582	335,072	1,857,048	445,908

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,738,968	6,044,973	458,233	2,153,443	490,620

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,059,623	5,118,050	621,543	1,768,107	406,195
Policy loans	(177,166)	(484,358)	(63,530)	(170,275)	(23,469)
Policy loan repayments and interest	237,091	228,562	57,049	31,093	7,902
Surrenders, withdrawals and death benefits	(314,353)	(1,520,526)	(206,524)	(274,505)	(62,252)
Net transfers between other subaccounts
or fixed rate option	174,254	2,907,782	173,153	593,951	327,239
Miscellaneous transactions	667	(8,426)	(68)	6,681	573
Other charges	(469,615)	(2,187,432)	(375,107)	(764,077)	(204,420)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	510,501	4,053,652	206,516	1,190,975	451,768

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,249,469	10,098,625	664,749	3,344,418	942,388

NET ASSETS
Beginning of period	14,577,053	46,208,299	7,474,217	12,655,815	3,507,090
End of period	$16,826,522	$56,306,924	$8,138,966	$16,000,233	$4,449,478

Beginning units	668,089	1,917,809	378,930	439,340	111,041
Units issued	61,011	269,314	30,704	102,394	17,775
Units redeemed	(32,664)	(111,555)	(20,478)	(64,595)	(4,740)
Ending units	696,436	2,075,568	389,156	477,139	124,076
The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Moderate Multi-Asset Portfolio	BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Service Shares)	AST BlackRock Global Strategies Portfolio	TOPS® Aggressive Growth ETF Portfolio (Class 2)	TOPS® Balanced ETF Portfolio (Class 2)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(5,124)	$623	$(87,632)	$23,935	$13,227
Capital gains distributions received	—	2,188	—	—	—
Net realized gain (loss) on shares redeemed	22,624	7,040	767,900	95,801	13,310
Net change in unrealized appreciation (depreciation) on investments	184,617	75,475	4,522,115	778,141	115,723

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	202,117	85,326	5,202,383	897,877	142,260

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	485,754	55,855	4,061,322	1,135,934	427,237
Policy loans	(29,150)	(520)	(943,151)	(15,660)	(911)
Policy loan repayments and interest	8,216	202	557,045	44,826	242
Surrenders, withdrawals and death benefits	(9,054)	(3,338)	(1,136,046)	(55,753)	(1,775)
Net transfers between other subaccounts
or fixed rate option	399,311	197,310	416,794	678,165	1,889,187
Miscellaneous transactions	(962)	86	747	(481)	6,001
Other charges	(125,761)	(32,141)	(1,918,112)	(329,199)	(185,805)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	728,354	217,454	1,038,599	1,457,832	2,134,176

TOTAL INCREASE (DECREASE) IN NET ASSETS	930,471	302,780	6,240,982	2,355,709	2,276,436

NET ASSETS
Beginning of period	1,709,471	295,104	45,080,432	4,422,835	997,290
End of period	$2,639,942	$597,884	$51,321,414	$6,778,544	$3,273,726

Beginning units	66,724	17,497	2,790,059	237,664	69,711
Units issued	29,174	15,728	196,906	101,796	157,396
Units redeemed	(2,959)	(2,528)	(137,374)	(27,741)	(8,991)
Ending units	92,939	30,697	2,849,591	311,719	218,116
The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	TOPS® Conservative ETF Portfolio (Class 2)	TOPS® Growth ETF Portfolio (Class 2)	TOPS® Moderate Growth ETF Portfolio (Class 2)	TOPS® Managed Risk Balanced ETF Portfolio (Class 2)	TOPS® Managed Risk Growth ETF Portfolio (Class 2)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$5,207	$25,373	$23,029	$5,536	$13,142
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,328	40,181	37,259	4,022	24,162
Net change in unrealized appreciation (depreciation) on investments	48,939	512,254	230,080	39,179	127,101

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	56,474	577,808	290,368	48,737	164,405

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	62,159	429,311	450,015	103,811	225,698
Policy loans	(12)	(3,143)	(14,046)	(12,335)	(230,874)
Policy loan repayments and interest	1,215	2,650	975	4,104	107,961
Surrenders, withdrawals and death benefits	(3,391)	(100,773)	(6,103)	(7,219)	(14,725)
Net transfers between other subaccounts
or fixed rate option	176,940	799,426	502,508	71,207	286,109
Miscellaneous transactions	(59)	(947)	201	(37)	418
Other charges	(39,792)	(235,004)	(197,124)	(53,436)	(108,815)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	197,060	891,520	736,426	106,095	265,772

TOTAL INCREASE (DECREASE) IN NET ASSETS	253,534	1,469,328	1,026,794	154,832	430,177

NET ASSETS
Beginning of period	848,225	3,289,614	1,930,057	584,404	1,373,759
End of period	$1,101,759	$4,758,942	$2,956,851	$739,236	$1,803,936

Beginning units	66,746	198,421	129,183	38,739	86,948
Units issued	17,019	60,082	62,090	9,816	32,176
Units redeemed	(2,102)	(10,920)	(14,438)	(3,307)	(17,401)
Ending units	81,663	247,583	176,835	45,248	101,723
The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$14,348	$2,602	$62,697	$(16,651)	$12,921
Capital gains distributions received	—	1,774,705	58,370	1,048,924	1,222,877
Net realized gain (loss) on shares redeemed	29,759	174,412	63,708	105,672	56,886
Net change in unrealized appreciation (depreciation) on investments	97,733	794,904	1,094,342	793,215	17,190

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	141,840	2,746,623	1,279,117	1,931,160	1,309,874

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	129,172	2,253,635	1,336,420	925,304	1,031,511
Policy loans	(194,916)	(246,503)	(79,042)	(132,705)	(14,902)
Policy loan repayments and interest	108,140	64,722	4,267	7,451	956
Surrenders, withdrawals and death benefits	(111,735)	(132,656)	(40,243)	(158,971)	(96,170)
Net transfers between other subaccounts
or fixed rate option	355,473	5,609,108	1,480,919	1,530,745	1,549,457
Miscellaneous transactions	(408)	1,038	(1,414)	2,128	5,894
Other charges	(70,088)	(1,024,337)	(465,092)	(402,311)	(424,471)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	215,638	6,525,007	2,235,815	1,771,641	2,052,275

TOTAL INCREASE (DECREASE) IN NET ASSETS	357,478	9,271,630	3,514,932	3,702,801	3,362,149

NET ASSETS
Beginning of period	1,381,601	9,979,753	4,408,690	6,039,632	4,595,516
End of period	$1,739,079	$19,251,383	$7,923,622	$9,742,433	$7,957,665

Beginning units	86,772	346,824	207,062	291,813	282,379
Units issued	32,464	230,069	109,093	95,999	120,682
Units redeemed	(20,634)	(23,776)	(14,965)	(16,112)	(12,725)
Ending units	98,602	553,117	301,190	371,700	390,336
The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Templeton Growth VIP Fund (Class 2)	Hartford Capital Appreciation HLS Fund (Class IB)	Hartford Disciplined Equity HLS Fund (Class IB)	Hartford Dividend and Growth HLS Fund (Class IB)	American Funds IS International Fund (Class 2)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$4,803	$59	$3,165	$8,874	$112,135
Capital gains distributions received	—	4,034	58,336	44,423	—
Net realized gain (loss) on shares redeemed	7,321	730	10,275	6,546	25,524
Net change in unrealized appreciation (depreciation) on investments	11,227	925	214,535	177,122	(241,268)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	23,351	5,748	286,311	236,965	(103,609)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	120,118	7,524	113,316	87,818	689,563
Policy loans	(14,226)	(197)	(9,351)	(9,493)	(1,716)
Policy loan repayments and interest	196	133	24,236	1,789	134
Surrenders, withdrawals and death benefits	(1,807)	(3,206)	(13,748)	(43,173)	(41,463)
Net transfers between other subaccounts
or fixed rate option	94,662	81	(2,989)	9,151	1,397,296
Miscellaneous transactions	174	(126)	(152)	243	(307)
Other charges	(33,987)	(3,764)	(40,368)	(37,854)	(223,178)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	165,130	445	70,944	8,481	1,820,329

TOTAL INCREASE (DECREASE) IN NET ASSETS	188,481	6,193	357,255	245,446	1,716,720

NET ASSETS
Beginning of period	430,499	41,354	1,121,062	754,219	3,252,129
End of period	$618,980	$47,547	$1,478,317	$999,665	$4,968,849

Beginning units	35,469	1,869	42,126	35,482	218,851
Units issued	20,545	232	3,955	3,680	136,255
Units redeemed	(7,011)	(221)	(1,669)	(3,410)	(12,317)
Ending units	49,003	1,880	44,412	35,752	342,789
The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Franklin Income VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	MFS® Total Return Bond Series (Initial Class)	MFS® Value Series (Initial Class)	American Funds IS Washington Mutual Investors Fund℠ (Class 2)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$57,270	$2,481	$92,059	$24,448	$19,327
Capital gains distributions received	—	—	271	48,864	—
Net realized gain (loss) on shares redeemed	5,725	(155)	1,608	15,233	12,393
Net change in unrealized appreciation (depreciation) on investments	121,562	13,194	(119,770)	378,854	288,181

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	184,557	15,520	(25,832)	467,399	319,901

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	165,782	—	545,413	411,868	269,481
Policy loans	(1,957)	(30)	(26,439)	(5,260)	(10,607)
Policy loan repayments and interest	45	—	13,040	148	1,150
Surrenders, withdrawals and death benefits	(1,577)	(516)	(28,274)	(10,641)	(6,380)
Net transfers between other subaccounts
or fixed rate option	215,487	—	1,039,399	570,666	421,208
Miscellaneous transactions	(37)	—	98	(13)	(54)
Other charges	(84,515)	(4,208)	(262,725)	(175,000)	(110,414)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	293,228	(4,754)	1,280,512	791,768	564,384

TOTAL INCREASE (DECREASE) IN NET ASSETS	477,785	10,766	1,254,680	1,259,167	884,285

NET ASSETS
Beginning of period	1,002,902	83,117	2,843,195	1,440,907	952,907
End of period	$1,480,687	$93,883	$4,097,875	$2,700,074	$1,837,192

Beginning units	76,982	6,554	224,442	88,226	53,711
Units issued	28,124	—	117,863	52,346	31,772
Units redeemed	(6,952)	(339)	(14,175)	(6,988)	(4,240)
Ending units	98,154	6,215	328,130	133,584	81,243
The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Fidelity® VIP Index 500 Portfolio (Service Class 2)	Invesco V.I. Growth and Income Fund (Series I)	AST International Value Portfolio	Calvert VP NASDAQ 100 Index Portfolio (Class F)	Calvert VP S&P MidCap 400 Index Portfolio (Class F)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$360,193	$21,519	$(18,753)	$4,628	$17,673
Capital gains distributions received	269,007	—	—	350,430	82,015
Net realized gain (loss) on shares redeemed	566,604	11,464	144,526	32,343	35,664
Net change in unrealized appreciation (depreciation) on investments	8,753,763	318,028	347,163	914,052	371,049

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	9,949,567	351,011	472,936	1,301,453	506,401

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,345,776	202,615	571,850	614,659	510,370
Policy loans	(156,801)	(31,133)	(217,100)	(10,404)	(65,986)
Policy loan repayments and interest	13,876	431	49,003	1,427	51,129
Surrenders, withdrawals and death benefits	(58,163)	(2,498)	(198,020)	(1,270)	15
Net transfers between other subaccounts
or fixed rate option	13,925,799	129,392	740,049	2,684,979	731,034
Miscellaneous transactions	(4,172)	(57)	1,257	4,555	1,215
Other charges	(2,400,717)	(80,978)	(228,317)	(265,628)	(182,745)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	18,665,598	217,772	718,722	3,028,318	1,045,032

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,615,165	568,783	1,191,658	4,329,771	1,551,433

NET ASSETS
Beginning of period	23,490,315	1,192,212	6,192,975	3,398,312	1,849,038
End of period	$52,105,480	$1,760,995	$7,384,633	$7,728,083	$3,400,471

Beginning units	1,071,354	76,565	553,318	194,561	157,594
Units issued	924,247	16,265	134,556	163,877	95,843
Units redeemed	(138,093)	(4,605)	(73,583)	(7,191)	(19,640)
Ending units	1,857,508	88,225	614,291	351,247	233,797
The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Calvert VP EAFE International Index Portfolio (Class F)	AST Global Bond Portfolio
	1/1/2021	1/1/2021
	to	to
	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$14,989	$(3,437)
Capital gains distributions received	—	—
Net realized gain (loss) on shares redeemed	7,044	(445)
Net change in unrealized appreciation (depreciation) on investments	47,270	(26,526)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	69,303	(30,408)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	247,019	263,481
Policy loans	(16,525)	(7,432)
Policy loan repayments and interest	81	10,786
Surrenders, withdrawals and death benefits	(10,180)	(31,294)
Net transfers between other subaccounts
or fixed rate option	493,940	485,974
Miscellaneous transactions	1,640	21
Other charges	(74,930)	(99,737)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	641,045	621,799

TOTAL INCREASE (DECREASE) IN NET ASSETS	710,348	591,391

NET ASSETS
Beginning of period	383,186	1,680,462
End of period	$1,093,534	$2,271,853

Beginning units	33,048	166,584
Units issued	57,679	71,553
Units redeemed	(5,280)	(9,179)
Ending units	85,447	228,958

The accompanying notes are an integral part of these financial statements.
A54

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT December 31, 2022

Note 1:    General

Pruco Life of New Jersey Variable Appreciable Account (the “Account”) was established under the laws of the State of New Jersey on January 13, 1984 as a separate investment account of Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company), which in turn is wholly-owned by The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life of New Jersey. Proceeds from purchases of the variable life insurance contracts listed below (individually, a “contract” or “product” and collectively, the “contracts” or “products”) are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Pruco Life of New Jersey may conduct.

MPremierSM VUL Protector® (“MPVULP”)	PruSelectSM III (“PS3”)
MPremierSM VUL (“MPVUL”)	PRUviderSM Variable Appreciable Life® ("SVAL2")
PruLife Custom Premier ("PCP")	Survivorship Variable Universal Life ("SVUL2")
PruLife Custom Premier II ("PCP2")	Variable Appreciable Life® (“VAL2”)
(Base, 2014, 2015, 2019)	VUL Protector® ("VULP”) (Base, 2014, 2018, 2021)
PruLife® SVUL Protector® ("SVULP")
(Base, 2020, 2021)
The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contracts. The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

PSF PGIM Government Money Market Portfolio (Class I)
PSF PGIM Total Return Bond Portfolio (Class I)
PSF PGIM Jennison Blend Portfolio (Class I)
PSF PGIM Flexible Managed Portfolio (Class I)
PSF PGIM 50/50 Balanced Portfolio (Class I)
PSF PGIM High Yield Bond Portfolio (Class I)
PSF Stock Index Portfolio (Class I)
PSF PGIM Jennison Value Portfolio (Class I)
PSF Natural Resources Portfolio (Class I)
PSF Global Portfolio (Class I)
PSF PGIM Government Income Portfolio (Class I)
PSF PGIM Jennison Growth Portfolio (Class I)
PSF Small-Cap Stock Index Portfolio (Class I)
T. Rowe Price International Stock Portfolio
Janus Henderson VIT Research Portfolio (Institutional Shares)
MFS® Growth Series (Initial Class)
American Century VP Value Fund (Class I)
Franklin Small-Mid Cap Growth VIP Fund (Class 2)
A55

Note 1:    General (continued)

PSF Small-Cap Value Portfolio (Class I)
Janus Henderson VIT Research Portfolio (Service Shares)
PSF Mid-Cap Growth Portfolio (Class I)
PSF International Growth Portfolio (Class I)
Janus Henderson VIT Overseas Portfolio (Service Shares)
Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares)
M Large Cap Growth Fund
M International Equity Fund
M Large Cap Value Fund
AST Cohen & Steers Realty Portfolio
AST J.P. Morgan Tactical Preservation Portfolio
AST T. Rowe Price Large-Cap Value Portfolio**
AST Small-Cap Growth Opportunities Portfolio**
AST Small-Cap Value Portfolio
AST Mid-Cap Growth Portfolio
AST Loomis Sayles Large-Cap Growth Portfolio**
AST MFS Growth Portfolio**
AST BlackRock Low Duration Bond Portfolio**
AST T. Rowe Price Natural Resources Portfolio
AST MFS Global Equity Portfolio
AST J.P. Morgan International Equity Portfolio
M Capital Appreciation Fund
American Century VP Mid Cap Value Fund (Class I)
AST Large-Cap Value Portfolio (formerly AST Hotchkis & Wiley Large-Cap Value Portfolio)
AST Small-Cap Growth Portfolio
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares)
PSF PGIM Jennison Focused Blend Portfolio (Class I)
MFS® Utilities Series (Initial Class)
Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
AST Large-Cap Growth Portfolio (formerly AST T. Rowe Price Large-Cap Growth Portfolio)
AST BlackRock/Loomis Sayles Bond Portfolio**
AST T. Rowe Price Asset Allocation Portfolio
AST Wellington Management Hedged Equity Portfolio
AST Balanced Asset Allocation Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Growth Allocation Portfolio
AST Advanced Strategies Portfolio
AST Moderate Multi-Asset Portfolio (formerly AST AllianzGI World Trends Portfolio)**
BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Service Shares)
AST BlackRock Global Strategies Portfolio
TOPS® Aggressive Growth ETF Portfolio (Class 2)
TOPS® Balanced ETF Portfolio (Class 2)
TOPS® Conservative ETF Portfolio (Class 2)
TOPS® Growth ETF Portfolio (Class 2)
A56

Note 1:    General (continued)

TOPS® Moderate Growth ETF Portfolio (Class 2)
TOPS® Managed Risk Balanced ETF Portfolio (Class 2)
TOPS® Managed Risk Growth ETF Portfolio (Class 2)
TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2)
American Funds IS Growth Fund (Class 2)
American Funds IS Growth-Income Fund (Class 2)
Fidelity® VIP Contrafund® Portfolio (Service Class 2)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)
Templeton Growth VIP Fund (Class 2)
Hartford Capital Appreciation HLS Fund (Class IB)
Hartford Disciplined Equity HLS Fund (Class IB)
Hartford Dividend and Growth HLS Fund (Class IB)
American Funds IS International Fund (Class 2)
Franklin Income VIP Fund (Class 2)
Franklin Mutual Shares VIP Fund (Class 2)
MFS® Total Return Bond Series (Initial Class)
MFS® Value Series (Initial Class)
American Funds IS Washington Mutual Investors Fund℠ (Class 2)
Fidelity® VIP Index 500 Portfolio (Service Class 2)
Invesco V.I. Growth and Income Fund (Series I)
AST International Value Portfolio
Calvert VP NASDAQ 100 Index Portfolio (Class F)
Calvert VP S&P MidCap 400 Index Portfolio (Class F)
Calvert VP EAFE International Index Portfolio (Class F)
AST Global Bond Portfolio
AST Core Fixed Income Portfolio (formerly AST Western Asset Core Plus Bond Portfolio)
American Century VP Disciplined Core Value Fund (Class I)*
BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Initial Shares)*
BNY Mellon VIF, Opportunistic Small Cap Portfolio (Initial Shares)*
Janus Henderson VIT Enterprise Portfolio (Service Shares)*
Janus Henderson VIT Balanced Portfolio (Service Shares)*
Invesco V.I. Discovery Mid Cap Growth Fund (Series II)*
ProFund VP Asia 30*
ProFund VP Banks*
ProFund VP Bear*
ProFund VP Biotechnology*
ProFund VP Basic Materials*
ProFund VP UltraBull*
ProFund VP Bull*
ProFund VP Consumer Services*
ProFund VP Consumer Goods*
ProFund VP Oil & Gas*
ProFund VP Europe 30*
ProFund VP Financials*
A57

Note 1:    General (continued)

ProFund VP U.S. Government Plus*
ProFund VP Health Care*
ProFund VP Industrials*
ProFund VP Internet*
ProFund VP Japan*
ProFund VP Precious Metals*
ProFund VP Mid-Cap Growth*
ProFund VP Government Money Market*
ProFund VP Mid-Cap Value*
ProFund VP Pharmaceuticals*
ProFund VP Real Estate*
ProFund VP Rising Rates Opportunity*
ProFund VP NASDAQ-100*
ProFund VP Small-Cap*
ProFund VP Semiconductor*
ProFund VP Small-Cap Growth*
ProFund VP Short NASDAQ-100*
ProFund VP Short Small-Cap*
ProFund VP Small-Cap Value*
ProFund VP Technology*
ProFund VP Telecommunications*
ProFund VP UltraMid-Cap*
ProFund VP UltraNASDAQ-100*
ProFund VP UltraSmall-Cap*
ProFund VP Utilities*
Invesco V.I. Technology Fund (Series I)*
Invesco V.I. Equity and Income Fund (Series I)*

*	Subaccount was available for investment but had no assets as of December 31, 2022, and had no activity during 2022.
**	Subaccount merged during the period ended December 31, 2022.

The following table sets forth the date at which a merger took place in the Account. The transfer from the removed subaccount to the surviving subaccount for the period ended December 31, 2022 is reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
February 11, 2022	AST T. Rowe Price Large-Cap Value Portfolio	AST Large-Cap Value Portfolio
February 11, 2022	AST BlackRock Low Duration Bond Portfolio	AST Core Fixed Income Portfolio
February 11, 2022	AST BlackRock/Loomis Sayles Bond Portfolio	AST Core Fixed Income Portfolio
June 10, 2022	AST Loomis Sayles Large-Cap Growth Portfolio	AST Large-Cap Growth Portfolio
June 10, 2022	AST MFS Growth Portfolio	AST Large-Cap Growth Portfolio
September 9, 2022	AST Small-Cap Growth Opportunities Portfolio	AST Small-Cap Growth Portfolio
December 2, 2022	AST Moderate Multi-Asset Portfolio	AST Balanced Asset Allocation Portfolio

A58

Note 1:    General (continued)
New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the products and any optional benefits, if elected.

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests.

Market Disruption, Geopolitical and Market Events Risks

Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts, geopolitical developments, terrorism, natural disasters and public health epidemics (including the global outbreak of COVID-19). The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of risks to the portfolios in which each subaccount invests in.

Recent failures of certain U.S. and international banks and actions taken by government intervention may at times result in unusually high market volatility, which could negatively impact performance of the portfolios in which each subaccount invests in.

COVID-19 has resulted in extreme stress and disruption in the global economy and financial markets. The pandemic has adversely impacted, and may continue to adversely impact, the financial performance of the portfolios in which the subaccounts invest. Management will continue to monitor developments, and their impact on the Account and the fair value of the portfolios.

These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

Note 2:    Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investments in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the average cost method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:    Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value
A59

Note 3:    Fair Value Measurements (continued)
measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2022, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

Pruco Life of New Jersey is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2022 were as follows:

	Purchases	Sales
PSF PGIM Government Money Market Portfolio (Class I)	$53,601,484	$54,066,537
PSF PGIM Total Return Bond Portfolio (Class I)	6,903,926	4,076,045
PSF PGIM Jennison Blend Portfolio (Class I)	1,632,966	17,771,373
PSF PGIM Flexible Managed Portfolio (Class I)	4,643,674	21,242,263
PSF PGIM 50/50 Balanced Portfolio (Class I)	3,948,921	9,885,985
PSF PGIM High Yield Bond Portfolio (Class I)	2,494,383	2,127,336
PSF Stock Index Portfolio (Class I)	36,214,032	10,097,008
PSF PGIM Jennison Value Portfolio (Class I)	2,301,684	2,646,237
PSF Natural Resources Portfolio (Class I)	1,155,646	785,538
PSF Global Portfolio (Class I)	1,694,219	1,717,085
PSF PGIM Government Income Portfolio (Class I)	51,027	271,454
PSF PGIM Jennison Growth Portfolio (Class I)	6,306,848	5,754,957
PSF Small-Cap Stock Index Portfolio (Class I)	748,502	1,414,787
T. Rowe Price International Stock Portfolio	—	811
Janus Henderson VIT Research Portfolio (Institutional Shares)	2,339	11,324
MFS® Growth Series (Initial Class)	655	5,642
American Century VP Value Fund (Class I)	534	12,985
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	—	1,500
PSF Small-Cap Value Portfolio (Class I)	3,188,971	1,487,182
Janus Henderson VIT Research Portfolio (Service Shares)	83,578	123,141
PSF Mid-Cap Growth Portfolio (Class I)	2,491,875	1,455,358
PSF International Growth Portfolio (Class I)	564,596	432,971
Janus Henderson VIT Overseas Portfolio (Service Shares)	140,618	56,838
A60

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares)	$1,600	$3,737
M Large Cap Growth Fund	8,429	8,855
M International Equity Fund	—	640
M Large Cap Value Fund	12,102	9,257
AST Cohen & Steers Realty Portfolio	4,758,618	539,480
AST J.P. Morgan Tactical Preservation Portfolio	716,523	206,070
AST T. Rowe Price Large-Cap Value Portfolio	399,240	5,495,217
AST Small-Cap Growth Opportunities Portfolio	94,463	846,902
AST Small-Cap Value Portfolio	286,202	106,617
AST Mid-Cap Growth Portfolio	1,239,902	306,896
AST Loomis Sayles Large-Cap Growth Portfolio	489,002	6,300,934
AST MFS Growth Portfolio	802,350	8,556,539
AST BlackRock Low Duration Bond Portfolio	97,915	3,515,717
AST T. Rowe Price Natural Resources Portfolio	403,732	239,784
AST MFS Global Equity Portfolio	1,377,515	413,839
AST J.P. Morgan International Equity Portfolio	2,792,640	507,842
M Capital Appreciation Fund	8,616	7,170
American Century VP Mid Cap Value Fund (Class I)	69,239	122,553
AST Large-Cap Value Portfolio	10,524,685	1,401,511
AST Small-Cap Growth Portfolio	1,374,201	324,386
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares)	369,870	97,914
PSF PGIM Jennison Focused Blend Portfolio (Class I)	626,434	315,024
MFS® Utilities Series (Initial Class)	1,162,958	390,968
Neuberger Berman AMT Sustainable Equity Portfolio (Class S)	707,821	76,913
AST Large-Cap Growth Portfolio	23,362,474	1,814,235
AST BlackRock/Loomis Sayles Bond Portfolio	120,242	12,929,080
AST T. Rowe Price Asset Allocation Portfolio	2,556,032	592,611
AST Wellington Management Hedged Equity Portfolio	1,531,625	1,097,696
AST Balanced Asset Allocation Portfolio	7,877,049	3,129,121
AST Preservation Asset Allocation Portfolio	708,753	660,326
AST Prudential Growth Allocation Portfolio	2,326,367	610,519
AST Advanced Strategies Portfolio	1,074,136	206,465
AST Moderate Multi-Asset Portfolio	424,166	2,681,923
BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Service Shares)	146,976	138,417
AST BlackRock Global Strategies Portfolio	3,503,007	2,344,521
TOPS® Aggressive Growth ETF Portfolio (Class 2)	1,708,612	591,416
TOPS® Balanced ETF Portfolio (Class 2)	893,766	202,048
TOPS® Conservative ETF Portfolio (Class 2)	381,532	61,937
TOPS® Growth ETF Portfolio (Class 2)	1,748,191	363,424
TOPS® Moderate Growth ETF Portfolio (Class 2)	1,939,891	142,732
TOPS® Managed Risk Balanced ETF Portfolio (Class 2)	191,466	125,553
TOPS® Managed Risk Growth ETF Portfolio (Class 2)	739,095	269,729
TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2)	729,348	209,925
American Funds IS Growth Fund (Class 2)	6,334,914	846,137
American Funds IS Growth-Income Fund (Class 2)	3,707,621	462,577
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	1,421,699	1,621,259
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	1,900,248	345,230
Templeton Growth VIP Fund (Class 2)	107,559	99,593
A61

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
Hartford Capital Appreciation HLS Fund (Class IB)	$5,591	$2,050
Hartford Disciplined Equity HLS Fund (Class IB)	71,977	378,898
Hartford Dividend and Growth HLS Fund (Class IB)	80,078	84,796
American Funds IS International Fund (Class 2)	2,877,868	215,026
Franklin Income VIP Fund (Class 2)	399,580	109,792
Franklin Mutual Shares VIP Fund (Class 2)	—	4,270
MFS® Total Return Bond Series (Initial Class)	1,256,863	319,411
MFS® Value Series (Initial Class)	653,389	198,983
American Funds IS Washington Mutual Investors Fund℠ (Class 2)	624,219	227,946
Fidelity® VIP Index 500 Portfolio (Service Class 2)	11,303,567	1,258,291
Invesco V.I. Growth and Income Fund (Series I)	352,553	88,263
AST International Value Portfolio	1,309,504	359,390
Calvert VP NASDAQ 100 Index Portfolio (Class F)	2,514,000	269,421
Calvert VP S&P MidCap 400 Index Portfolio (Class F)	1,117,166	240,502
Calvert VP EAFE International Index Portfolio (Class F)	657,366	94,839
AST Global Bond Portfolio	686,511	209,920
AST Core Fixed Income Portfolio	18,098,330	1,089,274

Note 6:    Related Party Transactions
The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and PGIM Quantitative Solutions LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the
A62

Note 6:    Related Party Transactions (continued)
right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

Note 7:    Financial Highlights
Pruco Life of New Jersey sells a number of variable life insurance products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Pruco Life of New Jersey and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by Pruco Life of New Jersey.
A63

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF PGIM Government Money Market Portfolio (Class I)
December 31, 2022	10,824	$1.13	to	$12.51	$42,349	1.39%	0.00%	to	0.90%	0.48%	to	1.39%
December 31, 2021	9,774	$1.13	to	$12.34	$42,282	0.05%	0.00%	to	0.90%	-0.87%	to	0.04%
December 31, 2020	10,013	$1.14	to	$12.33	$44,061	0.23%	0.00%	to	0.90%	-0.62%	to	0.30%
December 31, 2019	6,601	$1.14	to	$12.29	$15,163	1.86%	0.00%	to	0.90%	0.25%	to	1.92%
December 31, 2018	5,148	$1.13	to	$12.06	$9,561	1.52%	0.00%	to	0.90%	0.58%	to	1.53%

	PSF PGIM Total Return Bond Portfolio (Class I)
December 31, 2022	35,141	$2.24	to	$22.62	$120,309	0.00%	0.00%	to	0.90%	-15.57%	to	-14.81%
December 31, 2021	34,097	$2.64	to	$26.55	$137,877	0.00%	0.00%	to	0.90%	-1.64%	to	2.11%
December 31, 2020	39,395	$2.66	to	$26.76	$155,708	0.00%	0.00%	to	0.90%	4.85%	to	8.45%
December 31, 2019	42,186	$2.45	to	$24.67	$151,692	0.00%	0.00%	to	0.90%	6.91%	to	10.90%
December 31, 2018	42,423	$2.22	to	$22.25	$137,565	0.00%	0.00%	to	0.90%	-1.05%	to	0.45%

	PSF PGIM Jennison Blend Portfolio (Class I)
December 31, 2022	12,952	$3.43	to	$29.04	$249,693	0.00%	0.10%	to	0.90%	-25.77%	to	-25.17%
December 31, 2021	13,507	$4.63	to	$38.97	$352,905	0.00%	0.10%	to	0.90%	12.07%	to	20.23%
December 31, 2020	14,171	$3.88	to	$32.56	$312,615	0.00%	0.10%	to	0.90%	27.85%	to	28.87%
December 31, 2019	14,692	$3.03	to	$25.37	$254,438	0.00%	0.10%	to	0.90%	9.52%	to	28.76%
December 31, 2018	15,319	$2.37	to	$19.79	$208,708	0.00%	0.10%	to	0.90%	-13.03%	to	-4.95%

	PSF PGIM Flexible Managed Portfolio (Class I)
December 31, 2022	20,910	$2.89	to	$33.31	$329,559	0.00%	0.25%	to	0.90%	-15.46%	to	-14.92%
December 31, 2021	21,981	$3.42	to	$39.14	$404,860	0.00%	0.25%	to	0.90%	8.32%	to	17.07%
December 31, 2020	23,017	$2.94	to	$33.44	$360,809	0.00%	0.25%	to	0.90%	8.61%	to	9.31%
December 31, 2019	24,007	$2.71	to	$30.59	$343,415	0.00%	0.25%	to	0.90%	18.80%	to	19.58%
December 31, 2018	25,281	$2.28	to	$25.58	$302,260	0.00%	0.25%	to	0.90%	-8.20%	to	-4.42%

	PSF PGIM 50/50 Balanced Portfolio (Class I)
December 31, 2022	12,132	$2.65	to	$28.94	$144,614	0.00%	0.10%	to	0.90%	-15.46%	to	-14.78%
December 31, 2021	12,761	$3.14	to	$34.01	$176,171	0.00%	0.10%	to	0.90%	8.08%	to	13.26%
December 31, 2020	13,368	$2.79	to	$30.08	$161,318	0.00%	0.10%	to	0.90%	10.44%	to	11.32%
December 31, 2019	14,065	$2.53	to	$27.06	$152,054	0.00%	0.10%	to	0.90%	8.57%	to	18.20%
December 31, 2018	14,767	$2.15	to	$22.89	$134,694	0.00%	0.25%	to	0.90%	-5.91%	to	-2.71%

	PSF PGIM High Yield Bond Portfolio (Class I)
December 31, 2022	4,676	$3.10	to	$32.43	$26,997	0.00%	0.00%	to	0.90%	-12.04%	to	-11.24%
December 31, 2021	4,703	$3.53	to	$36.54	$29,988	0.00%	0.00%	to	0.90%	3.88%	to	7.93%
December 31, 2020	4,514	$3.30	to	$33.86	$26,219	0.00%	0.00%	to	0.90%	6.14%	to	7.11%
December 31, 2019	4,574	$3.11	to	$31.61	$24,468	0.00%	0.00%	to	0.90%	6.58%	to	16.33%
December 31, 2018	4,533	$2.70	to	$27.17	$20,602	2.82%	0.00%	to	0.90%	-3.59%	to	-1.26%

	PSF Stock Index Portfolio (Class I)
December 31, 2022	19,538	$3.18	to	$49.55	$224,768	0.00%	0.00%	to	0.90%	-19.07%	to	-18.34%
December 31, 2021	17,702	$3.93	to	$60.68	$245,194	0.00%	0.00%	to	0.90%	15.14%	to	28.28%
December 31, 2020	16,246	$3.09	to	$47.30	$162,189	0.00%	0.00%	to	0.90%	17.02%	to	18.08%
December 31, 2019	15,759	$2.64	to	$40.06	$114,550	0.00%	0.00%	to	0.90%	9.26%	to	31.07%
December 31, 2018	14,895	$2.04	to	$30.56	$74,731	0.00%	0.00%	to	0.90%	-11.79%	to	-4.61%

	PSF PGIM Jennison Value Portfolio (Class I)
December 31, 2022	2,600	$3.94	to	$27.47	$44,452	0.00%	0.00%	to	0.90%	-8.71%	to	-7.89%
December 31, 2021	2,614	$4.31	to	$29.82	$48,656	0.00%	0.00%	to	0.90%	11.50%	to	27.79%
December 31, 2020	2,572	$3.41	to	$23.34	$37,626	0.00%	0.00%	to	0.90%	2.66%	to	3.58%
December 31, 2019	2,630	$3.32	to	$22.53	$37,122	0.00%	0.00%	to	0.90%	9.28%	to	26.06%
December 31, 2018	2,657	$2.66	to	$17.87	$30,514	0.00%	0.00%	to	0.90%	-12.66%	to	-9.88%

A64

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF Natural Resources Portfolio (Class I)
December 31, 2022	682	$9.61	to	$20.62	$11,722	0.00%	0.00%	to	0.60%	21.31%	to	22.04%
December 31, 2021	652	$7.88	to	$17.00	$9,295	0.00%	0.00%	to	0.60%	24.76%	to	25.50%
December 31, 2020	674	$6.28	to	$13.63	$7,743	0.00%	0.00%	to	0.60%	11.61%	to	12.28%
December 31, 2019	669	$5.60	to	$12.21	$7,009	0.00%	0.00%	to	0.60%	-4.77%	to	10.69%
December 31, 2018	714	$5.07	to	$11.10	$6,956	0.00%	0.00%	to	0.60%	-18.56%	to	-18.07%

	PSF Global Portfolio (Class I)
December 31, 2022	4,557	$2.07	to	$16.68	$22,896	0.00%	0.10%	to	0.90%	-19.52%	to	-18.88%
December 31, 2021	4,611	$2.57	to	$20.59	$28,216	0.00%	0.10%	to	0.90%	7.61%	to	18.11%
December 31, 2020	4,598	$2.20	to	$17.46	$22,839	0.00%	0.10%	to	0.90%	14.80%	to	15.72%
December 31, 2019	4,670	$1.91	to	$15.11	$19,935	0.00%	0.10%	to	0.90%	11.55%	to	30.27%
December 31, 2018	4,785	$1.48	to	$11.62	$15,501	0.00%	0.10%	to	0.90%	-12.16%	to	-7.40%

	PSF PGIM Government Income Portfolio (Class I)
December 31, 2022	453	$4.15	to	$4.15	$1,880	0.00%	0.60%	to	0.60%	-13.97%	to	-13.97%
December 31, 2021	500	$4.83	to	$4.83	$2,414	0.00%	0.60%	to	0.60%	-3.75%	to	-3.75%
December 31, 2020	574	$5.01	to	$5.01	$2,878	0.00%	0.60%	to	0.60%	6.53%	to	6.53%
December 31, 2019	552	$4.71	to	$4.71	$2,599	0.00%	0.60%	to	0.60%	5.98%	to	5.98%
December 31, 2018	563	$4.44	to	$4.44	$2,501	0.00%	0.60%	to	0.60%	0.03%	to	0.03%

	PSF PGIM Jennison Growth Portfolio (Class I)
December 31, 2022	9,217	$2.77	to	$20.72	$73,952	0.00%	0.10%	to	0.90%	-38.16%	to	-37.66%
December 31, 2021	9,268	$4.47	to	$33.29	$117,567	0.00%	0.10%	to	0.90%	11.47%	to	15.89%
December 31, 2020	9,444	$3.89	to	$28.76	$100,672	0.00%	0.10%	to	0.90%	54.80%	to	56.04%
December 31, 2019	9,589	$2.51	to	$18.46	$64,544	0.00%	0.10%	to	0.90%	10.77%	to	33.21%
December 31, 2018	9,917	$1.90	to	$13.88	$49,363	0.00%	0.10%	to	0.90%	-12.85%	to	-0.88%

	PSF Small-Cap Stock Index Portfolio (Class I)
December 31, 2022	1,339	$12.29	to	$35.81	$18,455	0.00%	0.00%	to	0.60%	-16.87%	to	-16.37%
December 31, 2021	1,405	$14.79	to	$42.83	$22,817	0.00%	0.00%	to	0.60%	25.59%	to	26.34%
December 31, 2020	1,502	$11.78	to	$33.90	$19,080	0.00%	0.00%	to	0.60%	10.33%	to	10.99%
December 31, 2019	1,589	$10.67	to	$30.54	$18,059	0.00%	0.00%	to	0.60%	6.62%	to	22.42%
December 31, 2018	1,729	$8.77	to	$24.95	$16,014	0.00%	0.00%	to	0.60%	-9.27%	to	-8.72%

	T. Rowe Price International Stock Portfolio
December 31, 2022	25	$1.52	to	$1.52	$39	0.78%	0.90%	to	0.90%	-16.56%	to	-16.56%
December 31, 2021	26	$1.82	to	$1.82	$47	0.58%	0.90%	to	0.90%	0.42%	to	0.42%
December 31, 2020	26	$1.81	to	$1.81	$47	0.59%	0.90%	to	0.90%	13.43%	to	13.43%
December 31, 2019	26	$1.60	to	$1.60	$42	2.45%	0.90%	to	0.90%	26.63%	to	26.63%
December 31, 2018	27	$1.26	to	$1.26	$33	1.20%	0.90%	to	0.90%	-14.98%	to	-14.98%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2022	143	$2.18	to	$2.95	$370	0.71%	0.20%	to	0.90%	-30.52%	to	-30.03%
December 31, 2021	146	$3.14	to	$4.21	$540	0.10%	0.20%	to	0.90%	19.26%	to	20.10%
December 31, 2020	148	$2.64	to	$3.51	$458	0.58%	0.20%	to	0.90%	31.77%	to	32.69%
December 31, 2019	249	$2.00	to	$2.64	$549	0.46%	0.20%	to	0.90%	34.31%	to	35.25%
December 31, 2018	256	$1.49	to	$1.95	$418	0.54%	0.20%	to	0.90%	-3.45%	to	-2.77%

	MFS® Growth Series (Initial Class)
December 31, 2022	115	$2.49	to	$2.49	$286	0.00%	0.90%	to	0.90%	-32.24%	to	-32.24%
December 31, 2021	115	$3.68	to	$3.68	$424	0.00%	0.90%	to	0.90%	22.43%	to	22.43%
December 31, 2020	115	$3.00	to	$3.00	$347	0.00%	0.90%	to	0.90%	30.69%	to	30.69%
December 31, 2019	114	$2.30	to	$2.30	$262	0.00%	0.90%	to	0.90%	36.92%	to	36.92%
December 31, 2018	114	$1.68	to	$1.68	$191	0.08%	0.90%	to	0.90%	1.75%	to	1.75%

A65

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Century VP Value Fund (Class I)
December 31, 2022	107	$5.34	to	$5.34	$570	2.09%	0.90%	to	0.90%	-0.35%	to	-0.35%
December 31, 2021	108	$5.36	to	$5.36	$580	1.75%	0.90%	to	0.90%	23.40%	to	23.40%
December 31, 2020	110	$4.35	to	$4.35	$478	2.33%	0.90%	to	0.90%	0.08%	to	0.08%
December 31, 2019	113	$4.34	to	$4.34	$490	2.13%	0.90%	to	0.90%	25.90%	to	25.90%
December 31, 2018	114	$3.45	to	$3.45	$393	1.65%	0.90%	to	0.90%	-9.97%	to	-9.97%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2022	47	$2.34	to	$2.34	$109	0.00%	0.90%	to	0.90%	-34.28%	to	-34.28%
December 31, 2021	47	$3.56	to	$3.56	$167	0.00%	0.90%	to	0.90%	9.03%	to	9.03%
December 31, 2020	47	$3.27	to	$3.27	$153	0.00%	0.90%	to	0.90%	53.71%	to	53.71%
December 31, 2019	128	$2.13	to	$2.13	$271	0.00%	0.90%	to	0.90%	30.27%	to	30.27%
December 31, 2018	198	$1.63	to	$1.63	$323	0.00%	0.90%	to	0.90%	-6.22%	to	-6.22%

	PSF Small-Cap Value Portfolio (Class I)
December 31, 2022	3,833	$3.70	to	$15.01	$22,641	0.00%	0.10%	to	0.90%	-15.41%	to	-14.74%
December 31, 2021	3,732	$4.38	to	$17.63	$24,642	0.00%	0.10%	to	0.90%	5.50%	to	26.33%
December 31, 2020	3,612	$3.49	to	$13.97	$17,321	0.00%	0.10%	to	0.90%	0.99%	to	34.94%
December 31, 2019	3,436	$3.46	to	$36.54	$15,150	0.00%	0.00%	to	0.90%	5.61%	to	22.79%
December 31, 2018	3,443	$2.84	to	$29.76	$11,696	0.00%	0.00%	to	0.90%	-18.54%	to	-13.79%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2022	629	$3.38	to	$3.38	$2,125	0.57%	0.25%	to	0.25%	-30.24%	to	-30.24%
December 31, 2021	636	$4.84	to	$4.84	$3,082	0.02%	0.25%	to	0.25%	19.75%	to	19.75%
December 31, 2020	660	$4.04	to	$4.04	$2,669	0.35%	0.25%	to	0.25%	32.24%	to	32.24%
December 31, 2019	667	$3.06	to	$3.06	$2,040	0.30%	0.25%	to	0.25%	34.89%	to	34.89%
December 31, 2018	746	$2.27	to	$2.27	$1,692	0.36%	0.25%	to	0.25%	-3.08%	to	-3.08%

	PSF Mid-Cap Growth Portfolio (Class I)
December 31, 2022	3,815	$4.69	to	$64.51	$24,232	0.00%	0.00%	to	0.90%	-27.61%	to	-26.96%
December 31, 2021	3,800	$6.47	to	$88.32	$31,916	0.00%	0.00%	to	0.90%	5.22%	to	10.69%
December 31, 2020	3,882	$5.90	to	$79.79	$28,195	0.00%	0.00%	to	0.90%	35.44%	to	47.47%
December 31, 2019	4,003	$4.04	to	$54.11	$19,260	0.00%	0.00%	to	0.90%	11.18%	to	37.71%
December 31, 2018	4,219	$2.96	to	$39.29	$14,354	0.00%	0.00%	to	0.90%	-13.48%	to	-7.84%

	PSF International Growth Portfolio (Class I)
December 31, 2022	1,920	$2.36	to	$3.02	$5,406	0.00%	0.10%	to	0.90%	-29.57%	to	-29.00%
December 31, 2021	1,878	$3.35	to	$4.26	$7,446	0.00%	0.10%	to	0.90%	11.48%	to	12.37%
December 31, 2020	1,874	$3.01	to	$3.79	$6,605	0.00%	0.10%	to	0.90%	30.94%	to	31.98%
December 31, 2019	1,906	$2.30	to	$2.87	$5,089	0.00%	0.10%	to	0.90%	12.13%	to	32.25%
December 31, 2018	2,039	$1.75	to	$2.17	$4,106	0.00%	0.10%	to	0.90%	-13.59%	to	-12.90%

	Janus Henderson VIT Overseas Portfolio (Service Shares)
December 31, 2022	87	$11.46	to	$11.62	$994	1.75%	0.00%	to	0.10%	-8.93%	to	-8.84%
December 31, 2021	79	$12.58	to	$12.75	$995	1.04%	0.00%	to	0.10%	13.17%	to	13.29%
December 31, 2020	79	$11.11	to	$11.26	$875	1.24%	0.00%	to	0.10%	15.91%	to	16.02%
December 31, 2019	77	$9.59	to	$9.70	$737	1.87%	0.00%	to	0.10%	10.91%	to	26.71%
December 31, 2018	70	$7.58	to	$7.66	$527	1.66%	0.00%	to	0.10%	-15.22%	to	-15.14%

	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares)
December 31, 2022	29	$4.22	to	$4.22	$120	0.32%	0.20%	to	0.20%	-19.54%	to	-19.54%
December 31, 2021	29	$5.24	to	$5.24	$152	0.47%	0.20%	to	0.20%	23.54%	to	23.54%
December 31, 2020	29	$4.24	to	$4.24	$125	0.24%	0.20%	to	0.20%	8.36%	to	8.36%
December 31, 2019	30	$3.92	to	$3.92	$116	0.50%	0.20%	to	0.20%	24.59%	to	24.59%
December 31, 2018	30	$3.14	to	$3.14	$94	0.47%	0.20%	to	0.20%	-8.80%	to	-8.80%
A66

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	M Large Cap Growth Fund
December 31, 2022	3	$58.95	to	$58.95	$166	0.00%	0.00%	to	0.00%	-25.41%	to	-25.41%
December 31, 2021	3	$79.04	to	$79.04	$222	0.00%	0.00%	to	0.00%	21.49%	to	21.49%
December 31, 2020	3	$65.05	to	$65.05	$183	0.00%	0.00%	to	0.00%	28.89%	to	28.89%
December 31, 2019	3	$50.47	to	$50.47	$141	0.00%	0.00%	to	0.00%	36.09%	to	36.09%
December 31, 2018	3	$37.09	to	$37.09	$103	0.00%	0.00%	to	0.00%	-4.95%	to	-4.95%

	M International Equity Fund
December 31, 2022	1	$20.69	to	$20.69	$11	2.66%	0.00%	to	0.00%	-14.16%	to	-14.16%
December 31, 2021	1	$24.10	to	$24.10	$14	2.37%	0.00%	to	0.00%	11.05%	to	11.05%
December 31, 2020	1	$21.70	to	$21.70	$13	1.69%	0.00%	to	0.00%	8.90%	to	8.90%
December 31, 2019	1	$19.93	to	$19.93	$13	2.77%	0.00%	to	0.00%	20.32%	to	20.32%
December 31, 2018	1	$16.56	to	$16.56	$11	1.36%	0.00%	to	0.00%	-20.57%	to	-20.57%

	M Large Cap Value Fund
December 31, 2022	5	$40.56	to	$40.56	$198	2.12%	0.00%	to	0.00%	-1.45%	to	-1.45%
December 31, 2021	5	$41.16	to	$41.16	$198	1.67%	0.00%	to	0.00%	30.01%	to	30.01%
December 31, 2020	5	$31.66	to	$31.66	$148	2.07%	0.00%	to	0.00%	-3.16%	to	-3.16%
December 31, 2019	4	$32.69	to	$32.69	$144	1.83%	0.00%	to	0.00%	21.52%	to	21.52%
December 31, 2018	4	$26.90	to	$26.90	$115	1.49%	0.00%	to	0.00%	-12.07%	to	-12.07%

	AST Cohen & Steers Realty Portfolio
December 31, 2022	428	$10.11	to	$32.42	$5,662	0.00%	0.10%	to	0.60%	-25.81%	to	-25.44%
December 31, 2021	82	$13.62	to	$43.48	$2,793	0.00%	0.10%	to	0.60%	35.19%	to	42.70%
December 31, 2020	56	$30.47	to	$30.47	$1,721	0.00%	0.10%	to	0.10%	-2.93%	to	-2.93%
December 31, 2019	55	$31.39	to	$31.39	$1,717	0.00%	0.10%	to	0.10%	10.98%	to	31.08%
December 31, 2018	56	$23.94	to	$23.94	$1,343	0.00%	0.10%	to	0.10%	-4.85%	to	-4.85%

	AST J.P. Morgan Tactical Preservation Portfolio
December 31, 2022	171	$20.92	to	$20.95	$3,575	0.00%	0.10%	to	0.25%	-15.94%	to	-15.81%
December 31, 2021	147	$24.88	to	$24.89	$3,650	0.00%	0.10%	to	0.25%	4.38%	to	7.84%
December 31, 2020	108	$23.08	to	$23.11	$2,484	0.00%	0.10%	to	0.25%	11.07%	to	11.24%
December 31, 2019	96	$20.75	to	$20.80	$2,000	0.00%	0.10%	to	0.25%	6.27%	to	14.49%
December 31, 2018	85	$18.12	to	$18.20	$1,543	0.00%	0.10%	to	0.25%	-5.75%	to	-5.22%

	AST T. Rowe Price Large-Cap Value Portfolio (Merged February 11, 2022)
December 31, 2022	—	$16.11	to	$28.53	$—	0.00%	0.10%	to	0.25%	0.78%	to	0.79%
December 31, 2021	269	$15.98	to	$28.31	$5,052	0.00%	0.10%	to	0.25%	8.00%	to	25.42%
December 31, 2020	155	$12.76	to	$22.57	$2,500	0.00%	0.10%	to	0.25%	1.84%	to	1.99%
December 31, 2019	82	$12.53	to	$22.13	$1,472	0.00%	0.10%	to	0.25%	10.59%	to	25.84%
December 31, 2018	57	$9.97	to	$17.58	$916	0.00%	0.10%	to	0.25%	-12.28%	to	-9.80%

	AST Small-Cap Growth Opportunities Portfolio (Merged September 09, 2022)
December 31, 2022	—	$35.04	to	$35.04	$—	0.00%	0.10%	to	0.10%	-25.17%	to	-25.17%
December 31, 2021	22	$46.82	to	$46.82	$1,010	0.00%	0.10%	to	0.10%	-1.45%	to	-1.45%
December 31, 2020	30	$47.51	to	$47.51	$1,431	0.00%	0.10%	to	0.10%	35.05%	to	35.05%
December 31, 2019	22	$35.18	to	$35.18	$780	0.00%	0.10%	to	0.10%	9.95%	to	36.35%
December 31, 2018	24	$25.80	to	$25.80	$615	0.00%	0.10%	to	0.10%	-10.93%	to	-10.93%

	AST Small-Cap Value Portfolio
December 31, 2022	62	$33.00	to	$33.00	$2,049	0.00%	0.10%	to	0.10%	-13.41%	to	-13.41%
December 31, 2021	57	$38.11	to	$38.11	$2,164	0.00%	0.10%	to	0.10%	31.39%	to	31.39%
December 31, 2020	57	$29.01	to	$29.01	$1,645	0.00%	0.10%	to	0.10%	0.76%	to	0.76%
December 31, 2019	50	$28.79	to	$28.79	$1,432	0.00%	0.10%	to	0.10%	5.12%	to	21.86%
December 31, 2018	45	$23.62	to	$23.62	$1,065	0.00%	0.10%	to	0.10%	-17.16%	to	-17.16%
A67

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Mid-Cap Growth Portfolio
December 31, 2022	312	$14.94	to	$39.32	$6,109	0.00%	0.10%	to	0.25%	-31.10%	to	-31.00%
December 31, 2021	266	$21.69	to	$56.98	$7,602	0.00%	0.10%	to	0.25%	7.05%	to	10.38%
December 31, 2020	218	$19.68	to	$51.63	$5,936	0.00%	0.10%	to	0.25%	34.50%	to	34.70%
December 31, 2019	175	$14.63	to	$38.33	$3,787	0.00%	0.10%	to	0.25%	6.65%	to	30.03%
December 31, 2018	120	$11.27	to	$29.48	$2,201	0.00%	0.10%	to	0.25%	-11.91%	to	-4.44%

	AST Loomis Sayles Large-Cap Growth Portfolio (Merged June 10, 2022)
December 31, 2022	—	$20.94	to	$42.77	$—	0.00%	0.10%	to	0.90%	-27.91%	to	-27.66%
December 31, 2021	200	$28.97	to	$59.11	$8,084	0.00%	0.10%	to	0.90%	8.68%	to	18.24%
December 31, 2020	169	$24.53	to	$50.00	$6,053	0.00%	0.10%	to	0.90%	30.42%	to	31.46%
December 31, 2019	143	$18.69	to	$38.03	$4,133	0.00%	0.10%	to	0.90%	10.75%	to	31.50%
December 31, 2018	129	$14.24	to	$28.92	$2,928	0.00%	0.10%	to	0.90%	-10.11%	to	-2.78%

	AST MFS Growth Portfolio (Merged June 10, 2022)
December 31, 2022	—	$22.23	to	$47.20	$—	0.00%	0.10%	to	0.25%	-28.27%	to	-28.22%
December 31, 2021	311	$30.99	to	$65.76	$10,895	0.00%	0.10%	to	0.25%	14.76%	to	23.26%
December 31, 2020	237	$25.18	to	$53.35	$7,090	0.00%	0.10%	to	0.25%	23.60%	to	30.35%
December 31, 2019	147	$19.35	to	$40.93	$3,509	0.00%	0.10%	to	0.25%	14.36%	to	37.64%
December 31, 2018	80	$14.08	to	$29.74	$1,570	0.00%	0.10%	to	0.25%	-11.85%	to	2.05%

	AST BlackRock Low Duration Bond Portfolio (Merged February 11, 2022)
December 31, 2022	—	$10.69	to	$14.63	$—	0.00%	0.10%	to	0.25%	-1.54%	to	-1.52%
December 31, 2021	293	$10.86	to	$14.86	$3,471	0.00%	0.10%	to	0.25%	-0.94%	to	-0.70%
December 31, 2020	164	$10.95	to	$14.96	$2,037	0.00%	0.10%	to	0.25%	2.31%	to	2.46%
December 31, 2019	93	$10.71	to	$14.60	$1,176	0.00%	0.10%	to	0.25%	2.74%	to	4.52%
December 31, 2018	58	$10.26	to	$13.97	$751	0.00%	0.10%	to	0.25%	0.28%	to	0.64%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2022	133	$20.60	to	$20.60	$2,735	0.00%	0.10%	to	0.10%	5.98%	to	5.98%
December 31, 2021	124	$19.44	to	$19.44	$2,414	0.00%	0.10%	to	0.10%	23.67%	to	23.67%
December 31, 2020	122	$15.72	to	$15.72	$1,921	0.00%	0.10%	to	0.10%	-2.32%	to	-2.32%
December 31, 2019	112	$16.09	to	$16.09	$1,799	0.00%	0.10%	to	0.10%	0.92%	to	16.75%
December 31, 2018	106	$13.78	to	$13.78	$1,455	0.00%	0.10%	to	0.10%	-16.74%	to	-16.74%

	AST MFS Global Equity Portfolio
December 31, 2022	305	$15.82	to	$36.23	$5,804	0.00%	0.10%	to	0.25%	-18.17%	to	-18.04%
December 31, 2021	249	$19.33	to	$44.21	$5,950	0.00%	0.10%	to	0.25%	6.87%	to	16.73%
December 31, 2020	183	$16.59	to	$37.87	$3,911	0.00%	0.10%	to	0.25%	13.89%	to	14.07%
December 31, 2019	120	$14.56	to	$33.20	$2,476	0.00%	0.10%	to	0.25%	10.82%	to	29.83%
December 31, 2018	72	$11.23	to	$25.57	$1,292	0.00%	0.10%	to	0.25%	-10.46%	to	-9.64%

	AST J.P. Morgan International Equity Portfolio
December 31, 2022	694	$12.01	to	$19.31	$9,104	0.00%	0.10%	to	0.25%	-20.53%	to	-20.41%
December 31, 2021	519	$15.12	to	$24.26	$8,657	0.00%	0.10%	to	0.25%	4.56%	to	10.96%
December 31, 2020	303	$13.64	to	$21.87	$4,762	0.00%	0.10%	to	0.25%	12.80%	to	12.97%
December 31, 2019	183	$12.09	to	$19.36	$2,757	0.00%	0.10%	to	0.25%	8.54%	to	27.10%
December 31, 2018	112	$9.53	to	$15.23	$1,452	0.00%	0.10%	to	0.25%	-17.67%	to	-11.48%

	M Capital Appreciation Fund
December 31, 2022	3	$53.39	to	$53.39	$141	0.00%	0.00%	to	0.00%	-18.14%	to	-18.14%
December 31, 2021	3	$65.22	to	$65.22	$169	0.00%	0.00%	to	0.00%	17.74%	to	17.74%
December 31, 2020	3	$55.39	to	$55.39	$142	0.00%	0.00%	to	0.00%	17.73%	to	17.73%
December 31, 2019	2	$47.05	to	$47.05	$116	0.34%	0.00%	to	0.00%	28.85%	to	28.85%
December 31, 2018	2	$36.51	to	$36.51	$86	0.31%	0.00%	to	0.00%	-14.15%	to	-14.15%
A68

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Century VP Mid Cap Value Fund (Class I)
December 31, 2022	31	$38.57	to	$38.57	$1,179	2.25%	0.10%	to	0.10%	-1.29%	to	-1.29%
December 31, 2021	32	$39.08	to	$39.08	$1,247	1.17%	0.10%	to	0.10%	23.08%	to	23.08%
December 31, 2020	32	$31.75	to	$31.75	$1,002	1.86%	0.10%	to	0.10%	1.11%	to	1.11%
December 31, 2019	30	$31.40	to	$31.40	$941	2.06%	0.10%	to	0.10%	29.02%	to	29.02%
December 31, 2018	28	$24.34	to	$24.34	$676	1.42%	0.10%	to	0.10%	-12.92%	to	-12.92%

	AST Large-Cap Value Portfolio
December 31, 2022	1,019	$18.67	to	$28.27	$22,769	0.00%	0.10%	to	0.90%	0.80%	to	1.60%
December 31, 2021	579	$18.40	to	$27.82	$13,613	0.00%	0.10%	to	0.90%	6.30%	to	29.08%
December 31, 2020	452	$14.27	to	$21.55	$8,687	0.00%	0.10%	to	0.90%	-0.62%	to	28.59%
December 31, 2019	386	$14.27	to	$21.52	$7,688	0.00%	0.10%	to	0.90%	8.95%	to	29.39%
December 31, 2018	344	$11.05	to	$16.63	$5,483	0.00%	0.10%	to	0.90%	-17.07%	to	-14.24%

	AST Small-Cap Growth Portfolio
December 31, 2022	178	$31.94	to	$35.89	$6,324	0.00%	0.10%	to	0.90%	-28.22%	to	-27.65%
December 31, 2021	151	$44.49	to	$49.61	$7,399	0.00%	0.10%	to	0.90%	3.60%	to	4.43%
December 31, 2020	141	$42.95	to	$47.50	$6,631	0.00%	0.10%	to	0.90%	47.07%	to	48.24%
December 31, 2019	145	$29.20	to	$32.04	$4,607	0.00%	0.10%	to	0.90%	5.56%	to	29.99%
December 31, 2018	157	$22.64	to	$24.65	$3,817	0.00%	0.10%	to	0.90%	-9.23%	to	-8.49%

	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares)
December 31, 2022	56	$18.18	to	$33.64	$1,210	0.29%	0.10%	to	0.25%	-23.25%	to	-23.14%
December 31, 2021	44	$23.69	to	$43.77	$1,248	0.56%	0.10%	to	0.25%	15.07%	to	26.55%
December 31, 2020	33	$18.75	to	$34.58	$771	0.71%	0.10%	to	0.25%	23.55%	to	23.73%
December 31, 2019	15	$15.18	to	$27.95	$342	1.13%	0.10%	to	0.25%	15.92%	to	33.88%
December 31, 2018	12	$11.35	to	$20.88	$226	1.46%	0.10%	to	0.25%	-4.88%	to	-4.73%

	PSF PGIM Jennison Focused Blend Portfolio (Class I)
December 31, 2022	181	$18.36	to	$29.72	$4,327	0.00%	0.10%	to	0.25%	-25.95%	to	-25.84%
December 31, 2021	166	$24.80	to	$40.08	$5,440	0.00%	0.10%	to	0.25%	7.29%	to	16.72%
December 31, 2020	137	$21.28	to	$34.34	$3,962	0.00%	0.10%	to	0.25%	30.60%	to	30.79%
December 31, 2019	122	$16.29	to	$26.25	$2,800	0.00%	0.10%	to	0.25%	10.14%	to	28.80%
December 31, 2018	102	$12.67	to	$20.38	$1,943	0.00%	0.10%	to	0.25%	-13.00%	to	-5.45%

	MFS® Utilities Series (Initial Class)
December 31, 2022	279	$16.03	to	$26.51	$5,385	2.45%	0.10%	to	0.25%	0.50%	to	0.65%
December 31, 2021	233	$15.95	to	$26.33	$4,552	1.79%	0.10%	to	0.25%	8.14%	to	13.98%
December 31, 2020	188	$14.02	to	$23.10	$3,280	2.58%	0.10%	to	0.25%	5.64%	to	5.80%
December 31, 2019	138	$13.27	to	$21.84	$2,451	4.08%	0.10%	to	0.25%	10.40%	to	24.94%
December 31, 2018	114	$10.63	to	$17.48	$1,702	1.14%	0.10%	to	0.25%	-4.56%	to	0.96%

	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
December 31, 2022	86	$17.56	to	$29.58	$1,556	0.13%	0.10%	to	0.25%	-18.86%	to	-18.73%
December 31, 2021	54	$21.63	to	$36.40	$1,215	0.24%	0.10%	to	0.25%	10.17%	to	23.04%
December 31, 2020	14	$17.61	to	$29.59	$280	0.39%	0.10%	to	0.25%	18.98%	to	19.16%
December 31, 2019	12	$14.80	to	$24.83	$221	0.28%	0.10%	to	0.25%	9.45%	to	25.45%
December 31, 2018	10	$11.82	to	$19.79	$150	0.15%	0.10%	to	0.25%	-12.78%	to	-6.03%

	AST Large-Cap Growth Portfolio
December 31, 2022	1,707	$21.00	to	$44.90	$43,585	0.00%	0.10%	to	0.90%	-33.80%	to	-33.27%
December 31, 2021	895	$31.52	to	$67.28	$35,171	0.00%	0.10%	to	0.90%	7.94%	to	16.99%
December 31, 2020	559	$26.98	to	$57.51	$20,815	0.00%	0.10%	to	0.90%	38.56%	to	39.67%
December 31, 2019	401	$19.34	to	$41.18	$11,828	0.00%	0.10%	to	0.90%	9.44%	to	28.10%
December 31, 2018	263	$15.12	to	$32.14	$7,120	0.00%	0.10%	to	0.90%	-10.51%	to	3.76%
A69

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST BlackRock/Loomis Sayles Bond Portfolio (Merged February 11, 2022)
December 31, 2022	—	$11.53	to	$14.66	$—	0.00%	0.00%	to	0.90%	-3.34%	to	-3.24%
December 31, 2021	936	$11.92	to	$15.16	$13,240	0.00%	0.00%	to	0.90%	-2.01%	to	0.92%
December 31, 2020	828	$12.09	to	$15.33	$12,014	0.00%	0.00%	to	0.90%	6.41%	to	7.36%
December 31, 2019	736	$11.29	to	$14.28	$10,166	0.00%	0.00%	to	0.90%	5.79%	to	9.22%
December 31, 2018	731	$10.36	to	$13.07	$9,314	0.00%	0.00%	to	0.90%	-1.55%	to	-0.16%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2022	504	$28.84	to	$28.84	$14,549	0.00%	0.25%	to	0.25%	-16.56%	to	-16.56%
December 31, 2021	439	$34.57	to	$34.57	$15,163	0.00%	0.25%	to	0.25%	6.24%	to	12.13%
December 31, 2020	326	$30.83	to	$30.83	$10,050	0.00%	0.25%	to	0.25%	12.25%	to	12.25%
December 31, 2019	265	$27.46	to	$27.46	$7,285	0.00%	0.25%	to	0.25%	20.54%	to	20.54%
December 31, 2018	226	$22.78	to	$22.78	$5,157	0.00%	0.25%	to	0.25%	-7.62%	to	-5.56%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2022	731	$14.65	to	$23.95	$15,937	0.00%	0.10%	to	0.90%	-8.51%	to	-7.78%
December 31, 2021	696	$15.91	to	$25.97	$16,827	0.00%	0.10%	to	0.90%	4.86%	to	11.94%
December 31, 2020	668	$14.23	to	$23.20	$14,577	0.00%	0.10%	to	0.90%	5.71%	to	6.55%
December 31, 2019	678	$13.38	to	$21.77	$13,976	0.00%	0.10%	to	0.90%	9.00%	to	20.43%
December 31, 2018	685	$11.13	to	$18.08	$11,764	0.00%	0.10%	to	0.90%	-8.10%	to	-5.09%

	AST Balanced Asset Allocation Portfolio
December 31, 2022	2,280	$20.73	to	$23.01	$51,687	0.00%	0.10%	to	0.90%	-17.01%	to	-16.34%
December 31, 2021	2,076	$24.97	to	$27.51	$56,307	0.00%	0.10%	to	0.90%	6.73%	to	12.73%
December 31, 2020	1,918	$22.33	to	$24.40	$46,208	0.00%	0.10%	to	0.90%	10.77%	to	11.66%
December 31, 2019	1,772	$20.16	to	$21.85	$38,288	0.00%	0.10%	to	0.90%	7.77%	to	19.30%
December 31, 2018	1,685	$17.03	to	$18.32	$30,555	0.00%	0.10%	to	0.90%	-7.83%	to	-5.03%

	AST Preservation Asset Allocation Portfolio
December 31, 2022	393	$16.11	to	$17.88	$6,916	0.00%	0.10%	to	0.90%	-16.38%	to	-15.71%
December 31, 2021	389	$19.26	to	$21.21	$8,139	0.00%	0.10%	to	0.90%	3.95%	to	6.14%
December 31, 2020	379	$18.29	to	$19.98	$7,474	0.00%	0.10%	to	0.90%	8.11%	to	8.97%
December 31, 2019	383	$16.92	to	$18.34	$6,934	0.00%	0.10%	to	0.90%	6.66%	to	14.63%
December 31, 2018	359	$14.88	to	$16.00	$5,686	0.00%	0.10%	to	0.90%	-4.34%	to	-2.94%

	AST Prudential Growth Allocation Portfolio
December 31, 2022	536	$27.33	to	$27.33	$14,657	0.00%	0.25%	to	0.25%	-18.50%	to	-18.50%
December 31, 2021	477	$33.53	to	$33.53	$16,000	0.00%	0.25%	to	0.25%	8.22%	to	16.41%
December 31, 2020	439	$28.81	to	$28.81	$12,656	0.00%	0.25%	to	0.25%	5.59%	to	5.59%
December 31, 2019	370	$27.28	to	$27.28	$10,097	0.00%	0.25%	to	0.25%	18.88%	to	18.88%
December 31, 2018	330	$22.95	to	$22.95	$7,580	0.00%	0.25%	to	0.25%	-10.12%	to	-7.83%

	AST Advanced Strategies Portfolio
December 31, 2022	153	$29.82	to	$29.82	$4,551	0.00%	0.25%	to	0.25%	-16.83%	to	-16.83%
December 31, 2021	124	$35.86	to	$35.86	$4,449	0.00%	0.25%	to	0.25%	6.43%	to	13.54%
December 31, 2020	111	$31.58	to	$31.58	$3,507	0.00%	0.25%	to	0.25%	10.40%	to	10.40%
December 31, 2019	87	$28.61	to	$28.61	$2,476	0.00%	0.25%	to	0.25%	21.56%	to	21.56%
December 31, 2018	74	$23.53	to	$23.53	$1,739	0.00%	0.25%	to	0.25%	-8.21%	to	-6.12%

	AST Moderate Multi-Asset Portfolio (Merged December 2, 2022)
December 31, 2022	—	$24.18	to	$24.18	$—	0.00%	0.25%	to	0.25%	-14.88%	to	-14.88%
December 31, 2021	93	$28.41	to	$28.41	$2,640	0.00%	0.25%	to	0.25%	4.58%	to	10.87%
December 31, 2020	67	$25.62	to	$25.62	$1,709	0.00%	0.25%	to	0.25%	13.81%	to	13.81%
December 31, 2019	60	$22.51	to	$22.51	$1,342	0.00%	0.25%	to	0.25%	17.75%	to	17.75%
December 31, 2018	53	$19.12	to	$19.12	$1,010	0.00%	0.25%	to	0.25%	-8.24%	to	-8.13%
A70

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Service Shares)
December 31, 2022	30	$14.48	to	$28.12	$519	0.46%	0.10%	to	0.25%	-14.50%	to	-14.37%
December 31, 2021	31	$16.93	to	$32.84	$598	0.34%	0.10%	to	0.25%	6.85%	to	25.43%
December 31, 2020	17	$13.52	to	$26.18	$295	0.49%	0.10%	to	0.25%	7.58%	to	7.74%
December 31, 2019	12	$12.57	to	$24.30	$201	0.37%	0.10%	to	0.25%	3.39%	to	19.74%
December 31, 2018	10	$10.51	to	$20.30	$151	0.31%	0.10%	to	0.25%	-17.35%	to	-15.77%

	AST BlackRock Global Strategies Portfolio
December 31, 2022	2,924	$13.73	to	$15.07	$43,652	0.00%	0.10%	to	0.90%	-17.71%	to	-17.05%
December 31, 2021	2,850	$16.69	to	$18.17	$51,321	0.00%	0.10%	to	0.90%	6.16%	to	11.56%
December 31, 2020	2,790	$15.08	to	$16.29	$45,080	0.00%	0.10%	to	0.90%	3.80%	to	4.63%
December 31, 2019	2,810	$14.53	to	$15.56	$43,431	0.00%	0.10%	to	0.90%	6.33%	to	17.50%
December 31, 2018	2,853	$12.46	to	$13.25	$37,554	0.00%	0.10%	to	0.90%	-6.76%	to	-5.37%

	TOPS® Aggressive Growth ETF Portfolio (Class 2)
December 31, 2022	379	$15.64	to	$26.24	$6,797	1.27%	0.10%	to	0.25%	-16.08%	to	-15.96%
December 31, 2021	312	$18.64	to	$31.22	$6,779	0.62%	0.10%	to	0.25%	6.59%	to	19.19%
December 31, 2020	238	$15.66	to	$26.19	$4,423	1.33%	0.10%	to	0.25%	12.40%	to	12.57%
December 31, 2019	197	$13.94	to	$23.27	$3,298	1.56%	0.10%	to	0.25%	7.87%	to	24.24%
December 31, 2018	153	$11.23	to	$18.73	$2,104	1.44%	0.10%	to	0.25%	-12.73%	to	-9.97%

	TOPS® Balanced ETF Portfolio (Class 2)
December 31, 2022	269	$12.86	to	$17.38	$3,581	1.65%	0.10%	to	0.25%	-11.37%	to	-11.24%
December 31, 2021	218	$14.52	to	$19.58	$3,274	0.93%	0.10%	to	0.25%	3.88%	to	9.51%
December 31, 2020	70	$13.27	to	$17.88	$997	1.55%	0.10%	to	0.25%	8.13%	to	8.29%
December 31, 2019	45	$12.28	to	$16.51	$615	1.84%	0.10%	to	0.25%	6.30%	to	15.81%
December 31, 2018	30	$10.62	to	$14.26	$373	1.70%	0.10%	to	0.25%	-5.86%	to	-5.72%

	TOPS® Conservative ETF Portfolio (Class 2)
December 31, 2022	105	$12.05	to	$14.83	$1,319	1.98%	0.10%	to	0.25%	-9.08%	to	-8.94%
December 31, 2021	82	$13.26	to	$16.29	$1,102	0.78%	0.10%	to	0.25%	3.04%	to	6.34%
December 31, 2020	67	$12.49	to	$15.32	$848	2.88%	0.10%	to	0.25%	6.78%	to	6.94%
December 31, 2019	18	$11.69	to	$14.33	$226	1.85%	0.10%	to	0.25%	11.42%	to	11.59%
December 31, 2018	15	$10.49	to	$12.84	$175	1.66%	0.10%	to	0.25%	-3.74%	to	-2.78%

	TOPS® Growth ETF Portfolio (Class 2)
December 31, 2022	327	$14.77	to	$25.18	$5,370	1.47%	0.10%	to	0.25%	-14.91%	to	-14.79%
December 31, 2021	248	$17.36	to	$29.55	$4,759	0.83%	0.10%	to	0.25%	5.93%	to	16.40%
December 31, 2020	198	$14.94	to	$25.39	$3,290	1.71%	0.10%	to	0.25%	11.39%	to	11.55%
December 31, 2019	151	$13.41	to	$22.76	$2,202	1.85%	0.10%	to	0.25%	7.42%	to	21.95%
December 31, 2018	98	$11.01	to	$18.66	$1,204	2.26%	0.10%	to	0.25%	-10.86%	to	-8.87%

	TOPS® Moderate Growth ETF Portfolio (Class 2)
December 31, 2022	278	$13.92	to	$20.13	$4,317	1.80%	0.10%	to	0.25%	-13.12%	to	-12.99%
December 31, 2021	177	$16.02	to	$23.13	$2,957	1.12%	0.10%	to	0.25%	4.91%	to	12.70%
December 31, 2020	129	$14.24	to	$20.52	$1,930	1.56%	0.10%	to	0.25%	10.32%	to	10.49%
December 31, 2019	85	$12.91	to	$18.58	$1,176	1.74%	0.10%	to	0.25%	6.87%	to	18.79%
December 31, 2018	64	$10.88	to	$15.64	$754	1.34%	0.10%	to	0.25%	-8.50%	to	-6.98%

	TOPS® Managed Risk Balanced ETF Portfolio (Class 2)
December 31, 2022	50	$13.90	to	$14.39	$717	19.47%	0.10%	to	0.25%	-12.07%	to	-11.94%
December 31, 2021	45	$15.78	to	$16.36	$739	1.12%	0.10%	to	0.25%	3.47%	to	8.46%
December 31, 2020	39	$14.55	to	$15.11	$584	2.10%	0.10%	to	0.25%	5.63%	to	5.79%
December 31, 2019	41	$13.75	to	$14.30	$578	1.99%	0.10%	to	0.25%	14.27%	to	14.44%
December 31, 2018	24	$12.02	to	$12.52	$298	1.83%	0.10%	to	0.25%	-6.27%	to	-6.12%
A71

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	TOPS® Managed Risk Growth ETF Portfolio (Class 2)
December 31, 2022	132	$14.72	to	$15.29	$2,008	8.93%	0.10%	to	0.25%	-13.94%	to	-13.81%
December 31, 2021	102	$17.08	to	$17.77	$1,804	1.14%	0.10%	to	0.25%	4.32%	to	12.48%
December 31, 2020	87	$15.19	to	$15.82	$1,374	2.17%	0.10%	to	0.25%	4.93%	to	5.08%
December 31, 2019	79	$14.45	to	$15.08	$1,185	2.06%	0.10%	to	0.25%	6.60%	to	16.96%
December 31, 2018	65	$12.36	to	$12.91	$837	1.57%	0.10%	to	0.25%	-8.95%	to	-8.52%

	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2)
December 31, 2022	131	$14.71	to	$15.27	$2,000	16.21%	0.10%	to	0.25%	-13.57%	to	-13.44%
December 31, 2021	99	$16.99	to	$17.67	$1,739	1.24%	0.10%	to	0.25%	4.15%	to	10.95%
December 31, 2020	87	$15.31	to	$15.95	$1,382	2.33%	0.10%	to	0.25%	5.65%	to	5.80%
December 31, 2019	82	$14.47	to	$15.10	$1,239	2.29%	0.10%	to	0.25%	16.01%	to	16.18%
December 31, 2018	72	$12.46	to	$13.02	$936	1.69%	0.10%	to	0.25%	-7.45%	to	-7.31%

	American Funds IS Growth Fund (Class 2)
December 31, 2022	754	$23.59	to	$29.38	$18,415	0.36%	0.10%	to	0.25%	-30.11%	to	-30.01%
December 31, 2021	553	$33.76	to	$41.97	$19,251	0.24%	0.10%	to	0.25%	12.00%	to	21.87%
December 31, 2020	347	$27.74	to	$34.44	$9,980	0.32%	0.10%	to	0.25%	51.70%	to	51.93%
December 31, 2019	203	$18.29	to	$22.67	$3,923	0.87%	0.10%	to	0.25%	13.06%	to	30.64%
December 31, 2018	117	$14.02	to	$17.35	$1,774	0.55%	0.10%	to	0.25%	-11.23%	to	-0.35%

	American Funds IS Growth-Income Fund (Class 2)
December 31, 2022	446	$21.52	to	$24.27	$9,759	1.47%	0.10%	to	0.25%	-16.70%	to	-16.58%
December 31, 2021	301	$25.84	to	$29.09	$7,924	1.23%	0.10%	to	0.25%	11.75%	to	23.97%
December 31, 2020	207	$20.87	to	$23.46	$4,409	1.55%	0.10%	to	0.25%	13.26%	to	13.43%
December 31, 2019	134	$18.43	to	$20.69	$2,532	1.85%	0.10%	to	0.25%	10.09%	to	26.01%
December 31, 2018	98	$14.65	to	$16.42	$1,475	1.61%	0.10%	to	0.25%	-10.03%	to	-1.89%

	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
December 31, 2022	364	$18.79	to	$23.75	$7,014	0.27%	0.10%	to	0.25%	-26.67%	to	-26.56%
December 31, 2021	372	$25.62	to	$32.34	$9,742	0.02%	0.10%	to	0.25%	17.45%	to	27.38%
December 31, 2020	292	$20.14	to	$25.39	$6,040	0.06%	0.10%	to	0.25%	29.91%	to	30.10%
December 31, 2019	152	$15.50	to	$19.51	$2,461	0.24%	0.10%	to	0.25%	30.95%	to	31.14%
December 31, 2018	82	$11.84	to	$14.88	$1,045	0.46%	0.10%	to	0.25%	-13.08%	to	-6.73%

	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
December 31, 2022	477	$16.58	to	$20.01	$8,290	0.30%	0.10%	to	0.25%	-15.18%	to	-15.05%
December 31, 2021	390	$19.55	to	$23.56	$7,958	0.42%	0.10%	to	0.25%	9.19%	to	25.18%
December 31, 2020	282	$15.64	to	$18.82	$4,596	0.42%	0.10%	to	0.25%	17.57%	to	17.75%
December 31, 2019	182	$13.30	to	$15.98	$2,533	0.78%	0.10%	to	0.25%	4.45%	to	23.05%
December 31, 2018	108	$10.83	to	$12.99	$1,240	0.47%	0.10%	to	0.25%	-19.33%	to	-14.86%

	Templeton Growth VIP Fund (Class 2)
December 31, 2022	49	$10.86	to	$12.07	$549	0.16%	0.10%	to	0.25%	-11.72%	to	-11.59%
December 31, 2021	49	$12.31	to	$13.65	$619	1.09%	0.10%	to	0.25%	-2.72%	to	4.77%
December 31, 2020	35	$11.76	to	$13.03	$430	2.93%	0.10%	to	0.25%	5.54%	to	5.69%
December 31, 2019	29	$11.15	to	$12.33	$330	1.65%	0.10%	to	0.25%	14.87%	to	15.04%
December 31, 2018	9	$9.70	to	$10.72	$93	1.84%	0.10%	to	0.25%	-15.06%	to	-14.93%

	Hartford Capital Appreciation HLS Fund (Class IB)
December 31, 2022	2	$21.35	to	$21.35	$44	0.74%	0.10%	to	0.10%	-15.59%	to	-15.59%
December 31, 2021	2	$25.29	to	$25.29	$48	0.23%	0.10%	to	0.10%	14.34%	to	14.34%
December 31, 2020	2	$22.12	to	$22.12	$41	0.77%	0.10%	to	0.10%	21.50%	to	21.50%
December 31, 2019	2	$18.21	to	$18.21	$35	1.03%	0.10%	to	0.10%	30.83%	to	30.83%
December 31, 2018	2	$13.92	to	$13.92	$23	0.80%	0.10%	to	0.10%	-7.27%	to	-7.27%
A72

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Hartford Disciplined Equity HLS Fund (Class IB)
December 31, 2022	34	$26.87	to	$26.87	$908	0.72%	0.10%	to	0.10%	-19.28%	to	-19.28%
December 31, 2021	44	$33.29	to	$33.29	$1,478	0.34%	0.10%	to	0.10%	25.08%	to	25.08%
December 31, 2020	42	$26.61	to	$26.61	$1,121	0.54%	0.10%	to	0.10%	17.66%	to	17.66%
December 31, 2019	4	$22.62	to	$22.62	$95	0.67%	0.10%	to	0.10%	33.62%	to	33.62%
December 31, 2018	5	$16.93	to	$16.93	$85	0.52%	0.10%	to	0.10%	-2.33%	to	-2.33%

	Hartford Dividend and Growth HLS Fund (Class IB)
December 31, 2022	36	$25.38	to	$25.38	$901	1.49%	0.10%	to	0.10%	-9.24%	to	-9.24%
December 31, 2021	36	$27.96	to	$27.96	$1,000	1.11%	0.10%	to	0.10%	31.54%	to	31.54%
December 31, 2020	35	$21.26	to	$21.26	$754	1.86%	0.10%	to	0.10%	7.34%	to	7.34%
December 31, 2019	33	$19.80	to	$19.80	$647	1.79%	0.10%	to	0.10%	28.17%	to	28.17%
December 31, 2018	32	$15.45	to	$15.45	$502	2.00%	0.10%	to	0.10%	-5.66%	to	-5.66%

	American Funds IS International Fund (Class 2)
December 31, 2022	562	$11.22	to	$12.73	$6,441	2.03%	0.10%	to	0.25%	-20.98%	to	-20.86%
December 31, 2021	343	$14.21	to	$16.09	$4,969	2.81%	0.10%	to	0.25%	-3.55%	to	-1.59%
December 31, 2020	219	$14.46	to	$16.35	$3,252	0.75%	0.10%	to	0.25%	13.69%	to	29.85%
December 31, 2019	144	$12.72	to	$14.36	$1,898	1.68%	0.10%	to	0.25%	7.10%	to	22.76%
December 31, 2018	103	$10.37	to	$11.70	$1,106	2.79%	0.10%	to	0.25%	-13.35%	to	-11.18%

	Franklin Income VIP Fund (Class 2)
December 31, 2022	119	$13.74	to	$15.64	$1,690	4.80%	0.10%	to	0.25%	-5.71%	to	-5.57%
December 31, 2021	98	$14.57	to	$16.56	$1,481	4.69%	0.10%	to	0.25%	7.47%	to	16.64%
December 31, 2020	77	$12.51	to	$14.20	$1,003	5.65%	0.10%	to	0.25%	0.44%	to	0.59%
December 31, 2019	49	$12.46	to	$14.11	$650	5.20%	0.10%	to	0.25%	15.77%	to	15.94%
December 31, 2018	32	$10.76	to	$12.17	$369	4.37%	0.10%	to	0.25%	-6.73%	to	-4.40%

	Franklin Mutual Shares VIP Fund (Class 2)
December 31, 2022	6	$13.16	to	$15.84	$83	1.84%	0.10%	to	0.25%	-7.66%	to	-7.52%
December 31, 2021	6	$14.25	to	$17.13	$94	2.89%	0.10%	to	0.25%	18.87%	to	19.05%
December 31, 2020	7	$11.99	to	$14.39	$83	2.74%	0.10%	to	0.25%	-5.28%	to	-5.14%
December 31, 2019	7	$12.66	to	$15.17	$100	1.81%	0.10%	to	0.25%	22.27%	to	22.45%
December 31, 2018	8	$10.35	to	$12.39	$90	2.66%	0.10%	to	0.25%	-9.29%	to	-9.16%

	MFS® Total Return Bond Series (Initial Class)
December 31, 2022	413	$10.59	to	$11.55	$4,420	2.89%	0.10%	to	0.25%	-14.15%	to	-14.02%
December 31, 2021	328	$12.34	to	$13.44	$4,098	2.85%	0.10%	to	0.25%	-1.06%	to	1.24%
December 31, 2020	224	$12.47	to	$13.56	$2,843	3.60%	0.10%	to	0.25%	8.20%	to	8.36%
December 31, 2019	123	$11.53	to	$12.51	$1,449	3.55%	0.10%	to	0.25%	9.93%	to	10.10%
December 31, 2018	73	$10.48	to	$11.37	$791	3.69%	0.10%	to	0.25%	-1.33%	to	-0.12%

	MFS® Value Series (Initial Class)
December 31, 2022	159	$18.42	to	$22.96	$3,009	1.42%	0.10%	to	0.25%	-6.14%	to	-6.00%
December 31, 2021	134	$19.62	to	$24.43	$2,700	1.34%	0.10%	to	0.25%	11.46%	to	25.33%
December 31, 2020	88	$15.68	to	$19.49	$1,441	1.61%	0.10%	to	0.25%	3.22%	to	3.37%
December 31, 2019	57	$15.19	to	$18.86	$913	2.25%	0.10%	to	0.25%	29.48%	to	29.67%
December 31, 2018	41	$11.73	to	$14.54	$518	1.72%	0.10%	to	0.25%	-11.10%	to	-10.18%

	American Funds IS Washington Mutual Investors Fund℠ (Class 2)
December 31, 2022	100	$20.65	to	$20.65	$2,075	2.08%	0.25%	to	0.25%	-8.68%	to	-8.68%
December 31, 2021	81	$22.61	to	$22.61	$1,837	1.67%	0.25%	to	0.25%	12.74%	to	27.46%
December 31, 2020	54	$17.74	to	$17.74	$953	1.93%	0.25%	to	0.25%	8.41%	to	8.41%
December 31, 2019	44	$16.36	to	$16.36	$717	2.27%	0.25%	to	0.25%	21.08%	to	21.08%
December 31, 2018	32	$13.52	to	$13.52	$437	2.08%	0.25%	to	0.25%	-12.16%	to	-8.89%

A73

Note 7:    Financial Highlights (continued)

	At the year ended							For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)		Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Fidelity® VIP Index 500 Portfolio (Service Class 2)
December 31, 2022	2,277		$22.83	to	$22.83	$51,988		1.29%	0.25%	to	0.25%	-18.62%	to	-18.62%
December 31, 2021	1,858		$28.05	to	$28.05	$52,105		1.12%	0.25%	to	0.25%	15.11%	to	27.94%
December 31, 2020	1,071		$21.93	to	$21.93	$23,490		1.94%	0.25%	to	0.25%	17.65%	to	17.65%
December 31, 2019	397		$18.64	to	$18.64	$7,396		2.29%	0.25%	to	0.25%	9.23%	to	30.69%
December 31, 2018	103		$14.26	to	$14.26	$1,470		1.85%	0.25%	to	0.25%	-11.81%	to	-4.97%

	Invesco V.I. Growth and Income Fund (Series I)
December 31, 2022	102		$18.77	to	$18.77	$1,921		1.77%	0.25%	to	0.25%	-5.99%	to	-5.99%
December 31, 2021	88		$19.96	to	$19.96	$1,761		1.66%	0.25%	to	0.25%	9.55%	to	28.19%
December 31, 2020	77		$15.57	to	$15.57	$1,192		2.43%	0.25%	to	0.25%	1.84%	to	1.84%
December 31, 2019	58		$15.29	to	$15.29	$881		2.28%	0.25%	to	0.25%	24.88%	to	24.88%
December 31, 2018	34		$12.24	to	$12.24	$418		2.27%	0.25%	to	0.25%	-15.07%	to	-13.60%

	AST International Value Portfolio
December 31, 2022	704		$10.26	to	$10.91	$7,589		0.00%	0.10%	to	0.90%	-10.91%	to	-10.19%
December 31, 2021	614		$11.51	to	$12.14	$7,385		0.00%	0.10%	to	0.90%	-1.17%	to	7.53%
December 31, 2020	553		$10.79	to	$11.29	$6,193		0.00%	0.10%	to	0.90%	-1.49%	to	-0.70%
December 31, 2019	476		$10.96	to	$11.37	$5,369		0.00%	0.10%	to	0.90%	6.85%	to	19.90%
December 31, 2018	407		$9.21	to	$9.49	$3,834		0.00%	0.10%	to	0.90%	-16.89%	to	-11.48%

	Calvert VP NASDAQ 100 Index Portfolio (Class F) (available August 20, 2018)
December 31, 2022	485		$14.37	to	$14.78	$7,132		0.21%	0.10%	to	0.25%	-32.98%	to	-32.88%
December 31, 2021	351		$21.41	to	$22.06	$7,728		0.33%	0.10%	to	0.25%	17.12%	to	26.43%
December 31, 2020	195		$16.94	to	$17.47	$3,398		0.55%	0.10%	to	0.25%	47.49%	to	47.71%
December 31, 2019	44		$11.47	to	$11.85	$515		0.84%	0.10%	to	0.25%	14.66%	to	38.09%
December 31, 2018	—	(1)	$8.58	to	$8.58	$—	(1)	0.00%	0.25%	to	0.25%	-14.14%	to	-14.14%

	Calvert VP S&P MidCap 400 Index Portfolio (Class F) (available August 20, 2018)
December 31, 2022	303		$12.54	to	$12.82	$3,805		0.96%	0.10%	to	0.25%	-13.72%	to	-13.60%
December 31, 2021	234		$14.53	to	$14.83	$3,400		0.91%	0.10%	to	0.25%	5.51%	to	24.05%
December 31, 2020	158		$11.73	to	$11.96	$1,849		1.35%	0.10%	to	0.25%	12.81%	to	12.98%
December 31, 2019	88		$10.40	to	$10.40	$912		1.97%	0.25%	to	0.25%	25.25%	to	25.25%
December 31, 2018	—	(1)	$8.30	to	$8.30	$—	(1)	0.00%	0.25%	to	0.25%	-17.31%	to	-17.31%

	Calvert VP EAFE International Index Portfolio (Class F) (available August 20, 2018)(2)
December 31, 2022	136		$10.88	to	$10.89	$1,482		3.94%	0.10%	to	0.25%	-14.96%	to	-14.83%
December 31, 2021	85		$12.79	to	$12.80	$1,094		2.08%	0.10%	to	0.25%	2.56%	to	10.55%
December 31, 2020	33		$11.57	to	$11.60	$383		4.50%	0.10%	to	0.25%	7.29%	to	7.45%
December 31, 2019	11		$10.76	to	$10.81	$121		4.92%	0.10%	to	0.25%	7.42%	to	20.70%
December 31, 2018	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Global Bond Portfolio (available November 13, 2020)
December 31, 2022	283		$8.68	to	$8.71	$2,463		0.00%	0.10%	to	0.25%	-12.41%	to	-12.28%
December 31, 2021	229		$9.91	to	$9.93	$2,272		0.00%	0.10%	to	0.25%	-1.71%	to	0.82%
December 31, 2020	167		$10.09	to	$10.09	$1,680		0.00%	0.10%	to	0.25%	0.87%	to	0.89%
December 31, 2019	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Core Fixed Income Portfolio (available February 11, 2022)
December 31, 2022	1,703		$8.75	to	$8.82	$14,994		0.00%	0.00%	to	0.90%	-12.84%	to	-12.15%
December 31, 2021	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A74

Note 7:    Financial Highlights (continued)

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded. Expense ratio is net of expense reimbursements. In the absence of expense reimbursements, the expense ratio would be higher.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount which were offered less than one year are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2022 or for the periods indicated within. Total return may reflect expense reimbursements. In the absence of expense reimbursements, the total return would be lower.

(1)	Amount is less than 1,000 units and/or $1,000 in net assets.
(2)	Date subaccount became available for investment but had no activity during that period.

Note 8:     Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life of New Jersey.

The expense ratio represents the annualized contract expenses of the Account for the period indicated and includes those expenses that are charged through a reduction of the unit value, which consists solely of the mortality and expense risk charges. These fees range from an effective annual rate from 0% to 0.90%, and are applied daily against the net assets of each subaccount. Expenses of the underlying Portfolios and charges made directly to contract owner accounts through either the redemption of units or from premium payments are excluded.

Charges deducted from premium payments range from 0% to 22.5%, except for VULP (2021) and SVULP (2021), where charges deducted from premium payments range from 0% to 43.5%. In addition, VAL2 and SVAL2 contracts also deduct a $2 premium processing charge for each premium paid. The percentage of the premium payment deducted consists of taxes attributable to premiums, any applicable sales charge, and any premium based administrative charge.

The charges made directly to the contract owner through the redemption of units depend on the product and the options or transactions selected by the contract owner. The following charges are made through the redemption of units.

•The Account charges from $0.00001 to $83.34 per $1,000 of basic insurance amount for the cost of insurance plus additional mortality for extra ratings of up to $2.08 per $1,000 of basic insurance amount.

•The Account charges surrender fees that range from 0% to 100% of the sales load target premium, except for VULP(1), SVULP(2), and MPVULP, where the fees range from $0 to $45.45 per $1,000 of basic insurance amount.

A75

Note 8:    Charges and Expenses (continued)

•The Account charges a guaranteed death benefit fee of $0.01 per $1,000 of face amount for VAL2 and SVAL2 contracts.

•The charge for withdrawals range from the lesser of $15 and 2% to the lesser of $25 and 2% of the withdrawal amount.

•The Account charges monthly administrative fees that range from $0 to $30 per contract plus $0 to $5.07 per $1,000 of basic insurance amount, although it may be less for subsequent increases.

• The Account charges up to $25 per change to the basic insurance amount, except for VAL2 where the charge is up to $15.

(1)	Includes the Base, 2014, 2018, and 2021 versions of the product.
(2)	Includes the Base, 2020, and 2021 versions of the product.

Expense Reimbursement

Expenses, including a management fee charged by PGIM Investments, are incurred by each portfolio of The Prudential Series Fund. Pursuant to a prior merger agreement, the PSF PGIM Government Money Market Portfolio (Class I), PSF PGIM Total Return Bond Portfolio (Class I), PSF PGIM Jennison Blend Portfolio (Class I), PSF PGIM Flexible Managed Portfolio (Class I) and PSF PGIM 50/50 Balanced Portfolio (Class I) subaccounts of the Account are reimbursed for certain products by Pruco Life of New Jersey for expenses indirectly incurred through their investment in the respective portfolios of The Prudential Series Fund when such expenses exceed 0.40% of the average daily net assets of the respective portfolios of The Prudential Series Fund. During the period ended December 31, 2022, there was an expense reimbursement.

Note 9:    Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes.

Policy loans represent amounts borrowed by contract owners using the contract as the security for the loan.

Policy loan repayments and interest represent payments made by contract owners to reduce the total outstanding policy loan principal plus accrued interest.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contract, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the fixed rate option.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

A76

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Pruco Life Insurance Company of New Jersey
and the Contract Owners of Pruco Life of New Jersey Variable Appreciable Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life of New Jersey Variable Appreciable Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life of New Jersey Variable Appreciable Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

PSF PGIM Government Money Market Portfolio (Class I) (1)	PSF PGIM Jennison Focused Blend Portfolio (Class I) (1)
PSF PGIM Total Return Bond Portfolio (Class I) (1)	MFS® Utilities Series (Initial Class) (1)
PSF PGIM Jennison Blend Portfolio (Class I) (1)	Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (1)
PSF PGIM Flexible Managed Portfolio (Class I) (1)	AST Large-Cap Growth Portfolio (1)
PSF PGIM 50/50 Balanced Portfolio (Class I) (1)	AST BlackRock/Loomis Sayles Bond Portfolio (2)
PSF PGIM High Yield Bond Portfolio (Class I) (1)	AST T. Rowe Price Asset Allocation Portfolio (1)
PSF Stock Index Portfolio (Class I) (1)	AST Wellington Management Hedged Equity Portfolio (1)
PSF PGIM Jennison Value Portfolio (Class I) (1)	AST Balanced Asset Allocation Portfolio (1)
PSF Natural Resources Portfolio (Class I) (1)	AST Preservation Asset Allocation Portfolio (1)
PSF Global Portfolio (Class I) (1)	AST Prudential Growth Allocation Portfolio (1)
PSF PGIM Government Income Portfolio (Class I) (1)	AST Advanced Strategies Portfolio (1)
PSF PGIM Jennison Growth Portfolio (Class I) (1)	AST Moderate Multi-Asset Portfolio (5)
PSF Small-Cap Stock Index Portfolio (Class I) (1)	BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Service Shares) (1)
T. Rowe Price International Stock Portfolio (1)	AST BlackRock Global Strategies Portfolio (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	TOPS® Aggressive Growth ETF Portfolio (Class 2) (1)
MFS® Growth Series (Initial Class) (1)	TOPS® Balanced ETF Portfolio (Class 2) (1)
American Century VP Value Fund (Class I) (1)	TOPS® Conservative ETF Portfolio (Class 2) (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	TOPS® Growth ETF Portfolio (Class 2) (1)
PSF Small-Cap Value Portfolio (Class I) (1)	TOPS® Moderate Growth ETF Portfolio (Class 2) (1)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	TOPS® Managed Risk Balanced ETF Portfolio (Class 2) (1)
PSF Mid-Cap Growth Portfolio (Class I) (1)	TOPS® Managed Risk Growth ETF Portfolio (Class 2) (1)
PSF International Growth Portfolio (Class I) (1)	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2) (1)
Janus Henderson VIT Overseas Portfolio (Service Shares) (1)	American Funds IS Growth Fund (Class 2) (1)
Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares) (1)	American Funds IS Growth-Income Fund (Class 2) (1)
M Large Cap Growth Fund (1)	Fidelity® VIP Contrafund® Portfolio (Service Class 2) (1)
M International Equity Fund (1)	Fidelity® VIP Mid Cap Portfolio (Service Class 2) (1)
M Large Cap Value Fund (1)	Templeton Growth VIP Fund (Class 2) (1)
A77

AST Cohen & Steers Realty Portfolio (1)	Hartford Capital Appreciation HLS Fund (Class IB) (1)
AST J.P. Morgan Tactical Preservation Portfolio (1)	Hartford Disciplined Equity HLS Fund (Class IB) (1)
AST T. Rowe Price Large-Cap Value Portfolio (2)	Hartford Dividend and Growth HLS Fund (Class IB) (1)
AST Small-Cap Growth Opportunities Portfolio (4)	American Funds IS International Fund (Class 2) (1)
AST Small-Cap Value Portfolio (1)	Franklin Income VIP Fund (Class 2) (1)
AST Mid-Cap Growth Portfolio (1)	Franklin Mutual Shares VIP Fund (Class 2) (1)
AST Loomis Sayles Large-Cap Growth Portfolio (3)	MFS® Total Return Bond Series (Initial Class) (1)
AST MFS Growth Portfolio (3)	MFS® Value Series (Initial Class) (1)
AST BlackRock Low Duration Bond Portfolio (2)	American Funds IS Washington Mutual Investors Fund℠ (Class 2) (1)
AST T. Rowe Price Natural Resources Portfolio (1)	Fidelity® VIP Index 500 Portfolio (Service Class 2) (1)
AST MFS Global Equity Portfolio (1)	Invesco V.I. Growth and Income Fund (Series I) (1)
AST J.P. Morgan International Equity Portfolio (1)	AST International Value Portfolio (1)
M Capital Appreciation Fund (1)	Calvert VP NASDAQ 100 Index Portfolio (Class F) (1)
American Century VP Mid Cap Value Fund (Class I) (1)	Calvert VP S&P MidCap 400 Index Portfolio (Class F) (1)
AST Large-Cap Value Portfolio (1)	Calvert VP EAFE International Index Portfolio (Class F) (1)
AST Small-Cap Growth Portfolio (1)	AST Global Bond Portfolio (1)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares) (1)	AST Core Fixed Income Portfolio (6)
(1)Statement of net assets as of December 31, 2022, statement of operations for the period ended December 31, 2022, and statement of changes in net assets for the periods ended December 31, 2022 and 2021.

(2)Statement of net assets as of February 11, 2022 (date of merger), statement of operations for the period January 1, 2022 to February 11, 2022 and statement of changes in net assets for the period January 1, 2022 to February 11, 2022 and for the period ended December 31, 2021.

(3)Statement of net assets as of June 10, 2022 (date of merger), statement of operations for the period January 1, 2022 to June 10, 2022 and statement of changes in net assets for the period January 1, 2022 to June 10, 2022 and for the period ended December 31, 2021.

(4)Statement of net assets as of September 9, 2022 (date of merger), statement of operations for the period January 1, 2022 to September 9, 2022 and statement of changes in net assets for the period January 1, 2022 to September 9, 2022 and for the period ended December 31, 2021.

(5)Statement of net assets as of December 2, 2022 (date of merger), statement of operations for the period January 1, 2022 to December 2, 2022 and statement of changes in net assets for the period January 1, 2022 to December 2, 2022 and for the period ended December 31, 2021.

(6)Statement of net assets as of December 31, 2022, statement of operations and statement of changes in net assets for the period February 11, 2022 (commencement of operations) to December 31, 2022.

Basis for Opinions

These financial statements are the responsibility of the Pruco Life Insurance Company of New Jersey management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Pruco Life of New Jersey Variable Appreciable Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Pruco Life of New Jersey Variable Appreciable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

A78

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 6, 2023

We have served as the auditor of one or more of the subaccounts of Pruco Life of New Jersey Variable Appreciable Account since 1996.
A79

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
FINANCIAL STATEMENTS INDEX

Management’s Annual Report on Internal Control Over Financial Reporting
Management of Pruco Life Insurance Company of New Jersey (the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2022, of the Company’s internal control over financial reporting, based on the framework established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (“COSO”). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2022.
Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.
March 20, 2023

Pruco Life Insurance Company of New Jersey
Statements of Financial Position
December 31, 2022 and 2021 (in thousands, except share amounts)

	December 31, 2022	December 31, 2021
ASSETS
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2022 – $363; 2021 – $1,558) (amortized cost: 2022 – $1,990,718; 2021 – $1,762,211)	$1,719,488	$1,935,598
Fixed maturities, trading, at fair value (amortized cost: 2022 – $27,566; 2021 – $36,863)	23,782	36,456
Equity securities, at fair value (cost: 2022 – $4,614; 2021 – $4,660)	4,358	5,937
Policy loans	212,063	210,730
Short-term investments	7,000	9,997
Commercial mortgage and other loans (net of $408 and $246 allowance for credit losses at December 31, 2022 and December 31, 2021, respectively)	148,179	115,576
Other invested assets (includes $2,389 and $10,027 of assets measured at fair value at December 31, 2022 and 2021, respectively)	129,528	124,327
Total investments	2,244,398	2,438,621
Cash and cash equivalents	255,767	136,316
Deferred policy acquisition costs	364,494	290,299
Accrued investment income	25,222	22,539
Reinsurance recoverables	3,258,526	3,601,212
Receivables from parent and affiliates	19,348	21,438
Income tax assets	67,126	5,842
Other assets	16,207	17,581
Separate account assets	13,926,958	17,922,367
TOTAL ASSETS	$20,178,046	$24,456,215
LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances	$2,763,730	$2,608,640
Future policy benefits	2,303,407	2,757,941
Payables to parent and affiliates	7,546	2,432
Other liabilities	147,908	194,123
Separate account liabilities	13,926,958	17,922,367
Total liabilities	19,149,549	23,485,503
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 14)
EQUITY
Common stock ($5 par value; 400,000 shares authorized; issued and outstanding)	2,000	2,000
Additional paid-in capital	775,412	450,102
Retained earnings	439,236	387,957
Accumulated other comprehensive income (loss)	(188,151)	130,653
Total equity	1,028,497	970,712
TOTAL LIABILITIES AND EQUITY	$20,178,046	$24,456,215

See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Statements of Operations and Comprehensive Income
Years Ended December 31, 2022, 2021 and 2020 (in thousands)

	2022	2021	2020
REVENUES
Premiums	$34,901	$29,945	$21,660
Policy charges and fee income	85,416	89,781	74,202
Net investment income	98,392	100,491	82,995
Asset administration fees	8,480	8,875	6,744
Other income (loss)	(2,153)	781	6,365
Realized investment gains (losses), net	13,416	1,968	1,871
TOTAL REVENUES	238,452	231,841	193,837
BENEFITS AND EXPENSES
Policyholders’ benefits	55,094	48,516	41,887
Interest credited to policyholders’ account balances	47,578	43,004	44,096
Amortization of deferred policy acquisition costs	24,512	24,203	18,119
General, administrative and other expenses	58,570	52,194	47,703
TOTAL BENEFITS AND EXPENSES	185,754	167,917	151,805
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	52,698	63,924	42,032
Income tax expense (benefit)	1,419	4,417	(6,339)
NET INCOME (LOSS)	$51,279	$59,507	$48,371
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	(336)	(259)	250
Net unrealized investment gains (losses)	(403,214)	(69,049)	126,043
Total	(403,550)	(69,308)	126,293
Less: Income tax expense (benefit) related to other comprehensive income (loss)	(84,746)	(14,554)	26,521
Other comprehensive income (loss), net of taxes	(318,804)	(54,754)	99,772
Comprehensive income (loss)	$(267,525)	$4,753	$148,143

See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Statements of Equity
Years Ended December 31, 2022, 2021 and 2020 (in thousands)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total Equity
Balance, December 31, 2019	$2,000	$268,021	$280,246	$85,635	$635,902
Cumulative effect of adoption of accounting changes(1)			(167)		(167)
Contributed capital		85,112			85,112
Contributed (distributed) capital- parent/child asset transfers		(4,398)			(4,398)
Comprehensive income (loss):
Net income (loss)			48,371		48,371
Other comprehensive income (loss), net of tax				99,772	99,772
Total comprehensive income (loss)					148,143
Balance, December 31, 2020	2,000	348,735	328,450	185,407	864,592
Contributed capital		101,300			101,300
Contributed (distributed) capital- parent/child asset transfers		67			67
Comprehensive income (loss):
Net income (loss)			59,507		59,507
Other comprehensive income (loss), net of tax				(54,754)	(54,754)
Total comprehensive income (loss)					4,753
Balance, December 31, 2021	2,000	450,102	387,957	130,653	970,712
Contributed capital		326,700			326,700
Contributed (distributed) capital- parent/child asset transfers		(1,390)			(1,390)
Comprehensive income (loss):
Net income (loss)			51,279		51,279
Other comprehensive income (loss), net of tax				(318,804)	(318,804)
Total comprehensive income (loss)					(267,525)
Balance, December 31, 2022	$2,000	$775,412	$439,236	$(188,151)	$1,028,497
(1)Includes the impact from the adoption of Accounting Standards Update ("ASU") 2016-13. See Note 2.

See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Statements of Cash Flows
Years Ended December 31, 2022, 2021 and 2020 (in thousands)

	2022	2021	2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$51,279	$59,507	$48,371
Adjustments to reconcile net income (loss) to net cash provided (used in) by operating activities:
Policy charges and fee income	(19,960)	(21,724)	(24,935)
Interest credited to policyholders’ account balances	47,578	43,004	44,096
Realized investment (gains) losses, net	(13,416)	(1,968)	(1,871)
Change in:
Future policy benefits	222,224	294,654	289,417
Reinsurance recoverables	(268,022)	(209,431)	(272,450)
Accrued investment income	(2,683)	(1,291)	(1,709)
Net payables to/receivables from parent and affiliates	3,073	(4,223)	(8,567)
Deferred policy acquisition costs	(38,058)	(58,421)	(58,425)
Income taxes	23,831	(2,127)	(8,215)
Derivatives, net	4,514	25,229	5,305
Other, net(1)	424	7,329	(9,467)
Cash flows from (used in) operating activities	10,784	130,538	1,550
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	101,647	101,100	60,422
Fixed maturities, trading	6,251	580	0
Equity securities	45	0	3,591
Policy loans	28,786	28,007	26,439
Ceded policy loans	(1,687)	(1,827)	(1,434)
Short-term investments	9,997	32	0
Commercial mortgage and other loans	18,108	21,360	14,559
Other invested assets	3,014	6,414	1,908
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(335,123)	(226,125)	(181,796)
Fixed maturities, trading	0	(19,724)	(3,497)
Equity securities	(182)	0	(2)
Policy loans	(21,782)	(17,769)	(19,774)
Ceded policy loans	2,033	1,770	3,602
Short-term investments	(7,000)	(9,997)	0
Commercial mortgage and other loans	(51,654)	(3,912)	(3,978)
Other invested assets	(16,508)	(23,513)	(11,046)
Notes receivable from parent and affiliates, net	(36)	(33)	1,391
Derivatives, net	3,806	1,301	505
Other, net	4,053	(785)	149
Cash flows from (used in) investing activities	(256,232)	(143,121)	(108,961)

	2022	2021	2020
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	496,074	559,970	529,874
Ceded policyholders’ account deposits	(313,962)	(331,276)	(347,786)
Policyholders’ account withdrawals	(384,210)	(514,729)	(327,130)
Ceded policyholders’ account withdrawals	240,291	248,163	248,680
Net change in securities sold under agreement to repurchase and cash collateral for loaned securities	0	(2,725)	244
Contributed capital	325,400	100,000	0
Contributed (distributed) capital - parent/child asset transfers	(1,759)	85	(165)
Net change in financing arrangements (maturities 90 days or less)	0	0	(89)
Drafts outstanding	5,501	(1,804)	9,111
Other, net	(2,436)	22,688	7,275
Cash flows from (used in) financing activities	364,899	80,372	120,014
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	119,451	67,789	12,603
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	136,316	68,527	55,924
CASH AND CASH EQUIVALENTS, END OF YEAR	$255,767	$136,316	$68,527
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid (refund)	$(22,412)	$6,543	$1,880
Interest paid	$0	$18	$18
(1)Prior periods have been reclassified to conform to the current period presentation.
Significant Non-Cash Transactions
There were no significant non-cash transactions for the years ended December 31, 2022 and 2021. The Company received $85 million of non-cash assets from its parent, Pruco Life Insurance Company for the year ended December 31, 2020. See Note 13 for additional information.

See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

1. BUSINESS AND BASIS OF PRESENTATION

Pruco Life Insurance Company of New Jersey (the "Company" or "PLNJ") is a wholly-owned subsidiary of Pruco Life Insurance Company (“Pruco Life”), which in turn is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential Insurance”). Prudential Insurance is a direct wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). PLNJ is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only, and sells such products primarily through affiliated and unaffiliated distributors.

Basis of Presentation

The Financial Statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs ("DAC") and related amortization; policyholders' account balances related to the fair value of embedded derivative instruments associated with the index-linked features of certain universal life products; valuation of investments including derivatives, measurement of allowance for credit losses, and the recognition of other-than-temporary impairments ("OTTI"); future policy benefits including guarantees; reinsurance recoverables; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.

COVID-19

Since the first quarter of 2020, the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets. The pandemic has adversely impacted, and may continue to adversely impact, the Company's results of operations, financial condition and cash flows. The risks have manifested, and may continue to manifest, in the Company's financial statements in the areas of, among others, (i) insurance liabilities and related balances: potential changes to assumptions regarding investment returns, mortality and policyholder behavior which are reflected in our insurance liabilities and certain related balances (e.g., DAC, etc.); and (ii) investments: increased risk of loss on our investments due to default or deterioration in credit quality or value. The Company cannot predict what impact the COVID-19 pandemic will ultimately have on its businesses.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation.

Out of Period Adjustments

During the three months ended June 30, 2022, the Company recorded out of period adjustments resulting in an aggregate net charge of $2 million to “Income (loss) from operations before income taxes”. These adjustments related to reserves for certain universal and variable life products and certain portions of reinsurance activity.

During the three months ended September 30, 2022, the Company recorded out of period adjustments resulting in an aggregate net charge of $6 million to “Income (loss) from operations before income taxes”. These adjustments were primarily related to a portion of the ceding and expense allowance incorrectly recorded in the second quarter of 2022, with no net impact to the 2022 financial statements.

The aggregate impact of out of period adjustments recorded in 2022 was a net charge of $3 million to "Income (loss) from operations before income taxes".

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)
Management has evaluated the impact of all out of period adjustments, both individually and in the aggregate, and concluded that they are not material to any current or previously reported quarterly or annual financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS

ASSETS

Fixed maturities, available-for-sale, at fair value ("AFS debt securities") includes bonds, notes and redeemable preferred stock that are carried at fair value. See Note 5 for additional information regarding the determination of fair value. The purchased cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity or, if applicable, call date.

AFS debt securities, where fair value is below amortized cost, are reviewed quarterly to determine whether the amortized cost basis of the security is recoverable. For mortgage-backed and asset-backed AFS debt securities, a credit impairment will be recognized in earnings as an allowance for credit losses and reported in “Realized investment gains (losses), net,” to the extent the amortized cost exceeds the net present value of projected future cash flows (the “net present value”) for the security. However, the credit impairment recorded cannot exceed the difference between the amortized cost and fair value of the respective security. The net present value used to measure a credit impairment is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the AFS debt security at the date of acquisition. Once the Company has deemed all or a portion of the amortized cost uncollectible, the allowance is removed from the balance sheet by writing down the amortized cost basis of the AFS debt security. Any amount of an AFS debt security’s change in fair value not recorded as an allowance for credit losses will be recorded in Other Comprehensive Income (loss) (“OCI”).

For all other AFS debt securities, qualitative factors are first considered including, but not limited to, the extent of the decline and the reasons for the decline in value (e.g., credit events, currency or interest-rate related, including general credit spread widening), and the financial condition of the issuer. If analysis of these qualitative factors results in the security needing to be impaired, a credit impairment will be recognized and measured using the same process for mortgage-backed and asset-backed AFS debt securities.

When an AFS debt security's fair value is below amortized cost and the Company has the intent to sell the AFS debt security, or it is more likely than not the Company will be required to sell the AFS debt security before its anticipated recovery, the amortized cost basis of the AFS debt security is written down to fair value and any previously recognized allowance is reversed. The write-down is reported in "Realized investment gains (losses), net."

Interest income, including amortization of premium and accretion of discount, are included in “Net investment income” under the effective yield method. Prepayment premiums are also included in “Net investment income.”

For high credit quality mortgage-backed and asset-backed AFS debt securities (those rated AA or above), the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to “Net investment income” in accordance with the retrospective method.

For mortgage-backed and asset-backed AFS debt securities rated below AA, the effective yield is adjusted prospectively for any changes in the estimated timing and amount of cash flows unless the investment is purchased with credit deterioration or an allowance is currently recorded for the respective security. If an investment is impaired, any changes in the estimated timing and amount of cash flows will be recorded as the credit impairment, as opposed to a yield adjustment. If the asset is purchased with credit deterioration (or previously impaired) the effective yield will be adjusted if there are favorable changes in cash flows subsequent to the allowance being reduced to zero.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

For mortgage-backed and asset-backed AFS debt securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. These assumptions can significantly impact income recognition, unrealized gains and loss recorded in OCI, and the amount of impairment recognized in earnings. The payment priority of the respective security is also considered. For all other AFS debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.

The associated unrealized gains and losses, net of tax, and the effect on DAC, deferred sales inducements ("DSI"), future policy benefits and policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in “Accumulated other comprehensive income (loss)” (“AOCI”). Each of these balances is discussed in greater detail below.

Fixed maturities, trading, at fair value ("Trading debt securities") includes debt securities that are carried at fair value. See Note 5 for additional information regarding the determination of fair value. Realized and unrealized gains and losses for these investments are reported in “Other income (loss),” and interest income from these investments is reported in “Net investment income”.

Equity securities, at fair value consists of common stock and mutual fund shares carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Other income (loss),” and dividend income is reported in “Net investment income” on the ex-dividend date.

Policy loans represents funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Short-term investments primarily consists of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value or amortized cost that approximates fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

Commercial mortgage and other loans consist of commercial mortgage loans and agricultural property loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of any current expected credit loss ("CECL") allowance. Certain off-balance sheet credit exposures (e.g., indemnification of serviced mortgage loans, and certain unfunded mortgage loan commitments where the Company cannot unconditionally cancel the commitment) are also subject to a CECL allowance. See Note 14 for additional information.

Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances. Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in “Net investment income.”

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Effective January 1, 2020, the Company adopted ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, and related ASUs, using a modified retrospective method for certain financial assets carried at amortized cost and certain off-balance sheet exposures. Adoption of these ASUs requires an entity to estimate lifetime credit losses for certain financial assets carried at amortized cost and certain off-balance sheet exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that may affect the collectability of reported amounts. The most significant impact is from modifications made to the Company’s process for measuring credit losses for its commercial mortgage and other loans classified as held for investment. The impact of the standard resulted in a cumulative effect adjustment to opening retained earnings in the amount of $0.2 million, primarily related to commercial mortgage and other loans. The impact of adoption is not material to the following financial statement line items: income taxes payable and other liabilities. The prospective adoption of the portions of the standard related to fixed maturities, available-for-sale resulted in no impact to opening retained earnings.

The CECL allowance represents the Company’s best estimate of expected credit losses over the remaining life of the assets or off-balance sheet credit exposures. The determination of the allowance considers historical credit loss experience, current conditions, and reasonable and supportable forecasts. Prior to the adoption of ASU 2016-13, the allowance was based upon credit losses that were probable of occurring for recognized loans, not an estimate of credit losses that may occur over the remaining life of the asset.

The allowance is calculated separately for commercial mortgage loans, agricultural mortgage loans, other collateralized and uncollateralized loans. For commercial mortgage and agricultural mortgage loans, the allowance is calculated using an internally developed CECL model that pools together loans that share similar risk characteristics. Similar risk characteristics used to create the pools include, but are not limited to, vintage, maturity, credit rating, and collateral type.

Key inputs to the CECL model include unpaid principal balances, internal credit ratings, annual expected loss factors, average lives of the loans adjusted for prepayment considerations, current and historical interest rate assumptions, and other factors influencing the Company’s view of the current stage of the economic cycle and future economic conditions. Subjective considerations include a review of whether historical loss experience is representative of current market conditions and the Company’s view of the credit cycle. Model assumptions and factors are reviewed and updated as appropriate. Information about certain key inputs is detailed below.

Key factors in determining the internal credit ratings for commercial mortgage and agricultural mortgage loans include loan-to-value and debt-service-coverage ratios. Other factors include amortization, loan term, and estimated market value growth rate and volatility for the property type and region. The loan-to-value ratio compares the carrying amount of the loan to the fair value of the underlying property or properties collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the carrying amount of the loan exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the carrying amount of the loan. The debt service coverage ratio is a property’s net operating income as a percentage of its debt service payments. Debt service coverage ratios less than 1.0 indicates that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.

Annual expected loss rates are based on historical default and loss experience factors. Using average lives, the annual expected loss rates are converted into life-of-loan loss expectations.

When individual loans no longer have the credit risk characteristics of the commercial or agricultural mortgage loan pools, they are removed from the pools and are evaluated individually for an allowance. The allowance is determined based on the outstanding loan balance less the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The CECL allowance on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. The change in allowance is reported in “Realized investment gains (losses), net.” As it relates to unfunded commitments that are in scope of this guidance, the CECL allowance is reported in “Other liabilities,” and the change in the allowance is reported in “Realized investment gains (losses), net.”

The CECL allowance for other collateralized and uncollateralized loans (e.g., corporate loans) carried at amortized cost is determined based on probability of default and loss given default assumptions by sector, credit quality and average lives of the loans. Additions to or releases of the allowance are reported in “Realized investment gains (losses), net.”

Once the Company has deemed a portion of the amortized cost to be uncollectible, the uncollectible portion of allowance is removed from the balance sheet by writing down the amortized cost basis of the loan. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

Interest received on loans that are past due is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. See Note 3 for additional information about the Company’s past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged against interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring (“TDR”). These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a TDR. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a TDR as defined by authoritative accounting guidance. If the borrower is experiencing financial difficulty and the Company has granted a concession, the restructuring, including those that involve a partial payoff or the receipt of assets in full satisfaction of the debt is deemed to be a TDR. When there is a reasonable expectation that the Company will execute a TDR, all effects of the potential restructuring are considered for the estimation of the CECL allowance.

When a loan is modified in a TDR, the CECL allowance of the loan is remeasured using the modified terms and the loan’s original effective yield, and the allowance is adjusted accordingly. The loan will be evaluated to determine whether the loan no longer has similar credit risk characteristics of the commercial or agricultural mortgage loan pools and need to be evaluated for an allowance on an individual basis. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loan.

In a TDR where the Company receives assets in full satisfaction of the debt, any CECL allowance is reversed and a direct write-down of the loan is recorded for the amount of the allowance, and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. When assets are received in partial settlement, the same process is followed, and the remaining loan is evaluated prospectively for credit impairment based on the CECL allowance process noted above.

Other invested assets consist of the Company’s non-coupon investments in limited partnerships and limited liability companies ("LPs/LLCs"), other than operating joint ventures, as well as derivative assets. LPs/LLCs interests are accounted for using either the equity method of accounting, or at fair value. The Company’s income from investments in LPs/LLCs accounted for using the equity method, other than the Company’s investments in operating joint ventures, is included in “Net investment income”. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three-month lag. For the investments reported at fair value with changes in fair value reported in current earnings, the associated realized and unrealized gains and losses are reported in “Other income (loss)”.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, investments in joint ventures and limited partnerships and other types of investments, as well as changes to the allowance for credit losses recognized in earnings. Realized investment gains and losses also reflect fair value changes on commercial mortgage loans carried at fair value, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.

Cash and cash equivalents includes cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Fixed maturities, available-for-sale, at fair value,” and receivables related to securities purchased under agreements to resell (see also "Securities sold under agreements to purchase" below.) The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents. These assets are generally carried at fair value or amortized cost which approximates fair value.

Deferred policy acquisition costs represent costs directly related to the successful acquisition of new and renewal insurance and annuity business that have been deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully acquired contracts. In each reporting period, capitalized DAC is amortized to “Amortization of DAC,” net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

DAC related to universal and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions; however, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized, and if the projected equity return is negative, the return is floored at 0%. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of variable annuity contracts, and index-linked crediting features of certain universal life contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial, a United States Securities and Exchange Commission (the "SEC") registrant, and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 9. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. Total gross profits include both actual gross profits and estimates of gross profits for future periods. The Company regularly evaluates and adjusts DAC balances with a corresponding charge or credit to current period earnings, representing a cumulative adjustment to all prior periods’ amortization, for the impact of actual gross profits and changes in the Company’s projections of estimated future gross profits. Adjustments to DAC balances result from: (i) the annual review of assumptions that reflect the comprehensive review of the assumptions used in estimating gross profits for future periods; (ii) quarterly adjustments for current period experience (also referred to as “experience true-up” adjustments) that reflect the impact of differences between actual gross profits for a given period and the previously estimated expected gross profits for that period; and (iii) quarterly adjustments for market performance (also referred to as “experience unlocking”) that reflect the impact of changes to the Company’s estimate of total gross profits to reflect actual fund performance and market conditions.

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a nonintegrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 6 for additional information regarding DAC.

Accrued investment income primarily includes accruals of interest and dividend income from investments that have been earned but not yet received.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates and third-party reinsurers, and are reported on the Statements of Financial Position net of the CECL allowance. The CECL allowance considers the credit quality of the reinsurance counterparty and is generally determined based on the probability of default and loss given default assumptions, after considering any applicable collateral arrangements. The CECL allowance does not apply to reinsurance recoverables with affiliated counterparties under common control. Additions to or releases of the allowance are reported in “Policyholders’ benefits.” Prior to the adoption of this standard, an allowance for credit losses for reinsurance recoverables was established only when it was deemed probable that a reinsurer may fail to make payments to us in a timely manner. For additional information about these arrangements see Note 9.

Other assets consists primarily of premiums due and deferred loss on reinsurance with affiliates.

Separate account assets represents segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities, fixed maturities, and real estate-related investments and are reported at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the contractholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and realized investment gains or losses from separate account assets generally accrue to the contractholders and are not included in the Company’s results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income.” Asset administration fees charged to the accounts are included in “Asset administration fees.” See Note 8 for additional information regarding separate account arrangements with contractual guarantees. See also “Separate account liabilities” below.

LIABILITIES

Future policy benefits represents liabilities related to certain long-duration life and annuity contracts, which are discussed more fully in Note 8. These liabilities represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no-lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 5.

The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by recognizing a premium deficiency. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. If a premium deficiency is recognized, the assumptions without a provision for the risk of adverse deviation as of the premium deficiency test date are locked-in and used in subsequent valuations. The net reserves continue to be subject to premium deficiency testing. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 7 for additional information regarding future policy benefits.

Policyholders’ account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance, as applicable. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities. See Note 7 for additional information regarding policyholders’ account balances. Policyholders’ account balances also include amounts representing the fair value of embedded derivative instruments associated with the index-linked features of certain universal life products. For additional information regarding the valuation of these embedded derivatives, see Note 5.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Cash collateral for loaned securities represents liabilities to return cash proceeds from security lending transactions. Securities lending transactions are used primarily to earn spread income or to facilitate trading activity. As part of securities lending transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities, and receives cash as collateral. Cash proceeds from securities lending transactions are primarily used to earn spread income, and are typically invested in cash equivalents, short-term investments or fixed maturities. Securities lending transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities lending transactions are with large brokerage firms and large banks. Income and expenses associated with securities lending transactions used to earn spread income are reported as “Net investment income.”

Income taxes receivable/payable primarily represents the net deferred tax asset or liability and the Company’s estimated taxes receivable/payable for the current year and open audit years.

The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members record tax benefits to the extent tax losses or tax credits are recognized in the consolidated federal tax provision.

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax return but have not yet been recognized in the Company’s financial statements.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 10 for a discussion of factors considered when evaluating the need for a valuation allowance.

U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process. First, the Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely to be realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.

The Company’s liability for income taxes includes a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 10 for additional information regarding income taxes.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Securities sold under agreements to repurchase represents liabilities associated with securities repurchase agreements that are used primarily to earn spread income. As part of securities repurchase agreements, the Company transfers U.S. government and government agency securities to a third-party, and receives cash as collateral. For securities repurchase agreements, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities. Receivables associated with securities purchased under agreements to resell are generally reflected as cash equivalents. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third-party custodian. These securities are valued daily, and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold. Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income.”

Other liabilities consists primarily of accrued expenses, reinsurance payables and technical overdrafts.

Separate account liabilities primarily represents the contractholders’ account balances in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See also “Separate account assets” above.

Commitments and contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual. These accruals are generally reported in “Other liabilities”.

REVENUES, BENEFITS AND EXPENSES

Insurance Revenue and Expense Recognition

Premiums from individual life products, other than universal and variable life contracts, are recognized when due. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium valuation methodology.

Premiums from single premium immediate annuities with life contingencies are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium is generally deferred and recognized into revenue based on expected future benefit payments. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium methodology.

Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts. The Company also provides contracts with certain living benefits which are considered embedded derivatives. See Note 5 for information regarding the valuation of these embedded derivatives and Note 8 for additional information regarding these contracts.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Amounts received as payment for universal or variable individual life contracts, deferred fixed or variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC and DSI.

Policyholders’ account balances also include amounts representing the fair value of embedded derivative instruments associated with the index-linked features of certain universal life products. For additional information regarding the valuation of these embedded derivatives, see Note 5.

Asset administration fees primarily include asset administration fee income received on contractholders’ account balances invested in The Prudential Series Funds, which are a portfolio of mutual fund investments related to the Company’s separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust ("AST") (see Note 13). In addition, the Company receives fees from contractholders’ account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

Other income (loss) includes realized and unrealized gains or losses from investments reported as “Fixed maturities, trading, at fair value”, “Equity securities, at fair value”, and “Other invested assets” that are measured at fair value.

Realized investment gains (losses), net includes realized gains or losses from sales and maturities of investments, changes to the allowance for credit losses, other impairments, fair value changes on mortgage loans where the fair value option has been elected, releases of Other Comprehensive Income and derivative gains or losses. The derivative gains or losses include the impact of maturities, terminations and changes in fair value of the derivative instruments, including embedded derivatives, and other hedging instruments.

OTHER ACCOUNTING POLICIES

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter (“OTC”) market. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties, while others are bilateral contracts between two counterparties. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 4, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of cash flow hedges. Cash flows from derivatives are reported in the operating, investing or financing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.

Derivatives are recorded either as assets, within "Other invested assets", or as liabilities, within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship.

The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Statements of Operations line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. The component of AOCI related to discontinued cash flow hedges is reclassified to the Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net”. Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net”.

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to carry the entire instrument at fair value and report it within “Other invested assets”, or as liabilities within “Payables to parent and affiliates”.

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. Effective April 1, 2016, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, to Prudential Insurance under a coinsurance and modified coinsurance agreement. See Note 9 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits” and “Reinsurance recoverables”. Changes in the fair value are determined using valuation models as described in Note 5 and are recorded in “Realized investment gains (losses), net”.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

RECENT ACCOUNTING PRONOUNCEMENTS
Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of ASUs to the FASB Accounting Standards Codification ("ASC"). The Company considers the applicability and impact of all ASUs. ASUs listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of December 31, 2022, and as of the date of this filing. ASUs not listed below were assessed and determined to be either not applicable or not material.

ASU issued but not yet adopted as of December 31, 2022 — ASU 2018-12

ASU 2018-12, Financial Services - Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, was issued by the FASB on August 15, 2018, and was amended by ASU 2019-09, Financial Services - Insurance (Topic 944): Effective Date, issued in October 2019, and ASU 2020-11, Financial Services-Insurance (Topic 944): Effective Date and Early Application, issued in November 2020. The Company will adopt ASU 2018-12 effective January 1, 2023 using the modified retrospective transition method where permitted, and apply the guidance as of January 1, 2021 (and record transition adjustments as of January 1, 2021) in the 2023 financial statements.

The Company has an established governance framework to manage the implementation of the standard. The Company has substantially completed its implementation efforts including, but not limited to, implementing refinements to key accounting policy decisions, modifications to actuarial valuation models, updates to data sourcing capabilities, automation of key financial reporting and analytical processes and updates to internal control over financial reporting and disclosure.

ASU 2018-12 will impact, at least to some extent, the accounting and disclosure requirements for all long-duration insurance and investment contracts issued by the Company. The Company expects the standard to have a significant financial impact on the Financial Statements and will significantly increase disclosures. As of the January 1, 2021 transition date, the Company estimates that the implementation of the standard will result in approximately a $150 million decrease to $50 million increase to "Total equity", largely from remeasuring in force contract liabilities using upper-medium grade fixed income instrument yields as of the transition date and from other changes in reserves. As of September 30, 2022, the Company does not expect the estimated impacts to change significantly. In addition to the impacts to the balance sheet, the Company also expects an impact to the pattern of earnings emergence following the transition date.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Outlined below are four key areas of change, although there are other less significant policy changes not noted below.

ASU 2018-12 Amended Topic	Description	Method of adoption	Effect on the financial statements or other significant matters
Cash flow assumptions used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products	Requires an entity to review, and if necessary, update the cash flow assumptions used to measure the liability for future policy benefits, for both changes in future assumptions and actual experience, at least annually using a retrospective update method with a cumulative catch-up adjustment recorded in a separate line item in the Statements of Operations.	An entity may choose one of two adoption methods for the liability for future policy benefits: (1) a modified retrospective transition method whereby the entity may choose to apply the amendments to contracts in force as of the beginning of the prior year (if early adoption is elected) or as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in Accumulated other comprehensive income (loss) ("AOCI") or (2) a full retrospective transition method.	The Company will adopt this guidance effective January 1, 2023 using the modified retrospective transition method. As a result of the modified retrospective transition method, the Company expects the vast majority of the impact of updating cash flow assumptions as of the transition date to be reflected in the pattern of earnings in subsequent periods.
Discount rate assumption used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products	Requires discount rate assumptions to be based on an upper-medium grade fixed income instrument yield, which will be updated each quarter with the impact recorded through OCI. An entity shall maximize the use of relevant observable information and minimize the use of unobservable information in determining the discount rate assumptions.	As noted above, an entity may choose either a modified retrospective transition method or full retrospective transition method for the liability for future policy benefits. Under either method, for balance sheet remeasurement purposes, the liability for future policy benefits will be remeasured using current discount rates as of either the beginning of the prior year (if early adoption is elected) or the beginning of the earliest period presented with the impact recorded as a cumulative effect adjustment to AOCI.	As noted above, the Company will adopt the guidance for the liability for future policy benefits effective January 1, 2023 using the modified retrospective transition method. The Company expects an impact to AOCI as a result of remeasuring in force contract liabilities using upper-medium grade fixed income instrument yields as of the adoption date. The adjustment will largely reflect the difference between discount rates locked-in at contract inception versus discount rates as of the adoption date.
Amortization of DAC and other balances	Requires DAC and other balances, such as unearned revenue reserves and DSI, to be amortized on a constant level basis over the expected term of the related contract, independent of expected profitability.	An entity may apply one of two adoption methods: (1) a modified retrospective transition method whereby the entity may choose to apply the amendments to contracts in force as of the beginning of the prior year (if early adoption is elected) or as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) if an entity chooses a full retrospective transition method for its liability for future policy benefits, as described above, it is required to also use a full retrospective transition method for DAC and other balances.	The Company will adopt this guidance effective January 1, 2023 using the modified retrospective transition method. Under the modified retrospective transition method, the Company does not expect a significant impact to the balance sheet, other than the impact of the removal of any related amounts in AOCI.
Market Risk Benefits ("MRB")	Requires an entity to measure all market risk benefits (e.g., living benefit and death benefit guarantees associated with variable annuities) at fair value, and record MRB assets and liabilities separately on the Statements of Financial Position. Changes in fair value of market risk benefits are recorded in net income, except for the portion of the change in MRB liabilities attributable to changes in an entity’s non-performance risk ("NPR"), which is recognized in OCI.	An entity shall adopt the guidance for market risk benefits using the retrospective transition method which includes a cumulative-effect adjustment on the balance sheet as of either the beginning of prior year (if early adoption is elected) or the beginning of the earliest period presented. An entity shall maximize the use of relevant observable information and minimize the use of unobservable information in determining the balance of the market risk benefits upon adoption.	The Company will adopt this guidance effective January 1, 2023 using the retrospective transition method. Upon adoption, the Company expects a decrease to "Retained earnings" and an offsetting increase to AOCI from reclassifying the cumulative effect of changes in NPR from retained earnings to AOCI. There will be an impact to “Retained earnings” for the difference between the fair value and carrying value of benefits not currently measured at fair value (e.g., guaranteed minimum death benefits on variable annuities).

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

ASU 2022-05, Financial Services – Insurance (Topic 944) Transition for Sold Contracts was issued on December 15, 2022, to amend the transition guidance in ASU 2018-12, Financial Services—Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. The amendment allows an insurance entity to make an accounting policy election to not apply ASU 2018-12 to contracts or legal entities sold or disposed of before the effective date, and in which the insurance entity has no significant continuing involvement with the derecognized contracts. An insurance entity is permitted to apply the policy election on a transaction by transaction basis to each sale or disposal transaction. An insurance entity is required to disclose whether it has chosen to apply this accounting policy election and provide a qualitative description of the sale or disposal transactions to which the accounting policy election is applied. The Company does not currently intend to apply this accounting policy election.

Other ASU issued but not yet adopted as of December 31, 2022

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2022-02, Financial Instruments – Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosure	This ASU eliminates the accounting guidance for TDR for creditors and adds enhanced disclosure requirements for certain loan refinancings and restructurings by creditors made to borrowers experiencing financial difficulty. Following adoption of the ASU, all loan refinancings and restructurings are subject to the modification guidance in ASC 310-20. This ASU also amends the guidance on the vintage disclosures to require disclosure of current-period gross write-offs by year of origination.
January 1, 2023 using the prospective method with an option to apply a modified retrospective transition method for the recognition and measurement of TDRs which will include a cumulative effect adjustment on the balance sheet in the period of adoption.
The Company does not expect the adoption of the ASU to have a significant impact on the Financial Statements and Notes to the Financial Statements.

3. INVESTMENTS
Fixed Maturity Securities
The following tables set forth the composition of fixed maturity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$62,210	$0	$1,074	$0	$61,136
Obligations of U.S. states and their political subdivisions	165,109	421	6,315	0	159,215
Foreign government bonds	87,853	1	15,891	0	71,963
U.S. public corporate securities	1,062,342	1,943	180,880	0	883,405
U.S. private corporate securities	186,123	141	13,465	358	172,441
Foreign public corporate securities	138,717	28	25,783	0	112,962
Foreign private corporate securities	133,074	523	21,562	0	112,035
Asset-backed securities(1)	18,358	272	256	0	18,374
Commercial mortgage-backed securities	124,486	0	8,595	0	115,891
Residential mortgage-backed securities(2)	12,446	92	467	5	12,066
Total fixed maturities, available-for-sale	$1,990,718	$3,421	$274,288	$363	$1,719,488
(1)Includes credit-tranched securities collateralized by loan obligations and education loans.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$12,832	$673	$0	$0	$13,505
Obligations of U.S. states and their political subdivisions	161,812	17,198	0	0	179,010
Foreign government bonds	93,062	8,731	1,002	0	100,791
U.S. public corporate securities	908,129	117,450	2,994	0	1,022,585
U.S. private corporate securities	190,157	13,128	52	1,558	201,675
Foreign public corporate securities	105,346	8,481	644	0	113,183
Foreign private corporate securities	138,753	6,620	2,015	0	143,358
Asset-backed securities(1)	16,685	596	4	0	17,277
Commercial mortgage-backed securities	132,961	8,401	7	0	141,355
Residential mortgage-backed securities(2)	2,474	385	0	0	2,859
Total fixed maturities, available-for-sale	$1,762,211	$181,663	$6,718	$1,558	$1,935,598
(1)Includes credit-tranched securities collateralized by education loans and loan obligations.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The following tables set forth the fair value and gross unrealized losses on available-for-sale fixed maturity securities without an allowance for credit losses aggregated by investment category and length of time that individual fixed maturity securities had been in a continuous unrealized loss position, as of the dates indicated:

	December 31, 2022
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$61,136	$1,074	$0	$0	$61,136	$1,074
Obligations of U.S. states and their political subdivisions	113,693	6,315	0	0	113,693	6,315
Foreign government bonds	46,826	5,741	24,746	10,150	71,572	15,891
U.S. public corporate securities	704,906	111,763	155,138	69,117	860,044	180,880
U.S. private corporate securities	149,670	11,857	9,273	1,608	158,943	13,465
Foreign public corporate securities	69,310	11,016	38,996	14,767	108,306	25,783
Foreign private corporate securities	62,044	12,499	33,858	9,063	95,902	21,562
Asset-backed securities	5,570	160	3,289	96	8,859	256
Commercial mortgage-backed securities	110,820	8,398	5,071	197	115,891	8,595
Residential mortgage-backed securities	10,509	467	0	0	10,509	467
Total fixed maturities, available-for-sale	$1,334,484	$169,290	$270,371	$104,998	$1,604,855	$274,288

	December 31, 2021
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
Foreign government bonds	$17,306	$928	$2,072	$74	$19,378	$1,002
U.S. public corporate securities	72,360	1,255	42,496	1,739	114,856	2,994
U.S. private corporate securities	2,349	27	979	25	3,328	52
Foreign public corporate securities	9,439	192	6,726	452	16,165	644
Foreign private corporate securities	18,912	596	11,402	1,419	30,314	2,015
Asset-backed securities	3,426	4	0	0	3,426	4
Commercial mortgage-backed securities	3,083	7	0	0	3,083	7
Total fixed maturities, available-for-sale	$126,875	$3,009	$63,675	$3,709	$190,550	$6,718

As of December 31, 2022 and 2021, the gross unrealized losses on fixed maturity available-for-sale securities without an allowance were composed of $269.6 million and $5.3 million, respectively, related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $4.7 million and $1.4 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2022, the $105.0 million of gross unrealized losses of twelve months or more were concentrated in the Company’s corporate securities within the finance, consumer non-cyclical and capital goods sectors. As of December 31, 2021, the $3.7 million of gross unrealized losses of twelve months or more were concentrated in the Company’s corporate securities within the consumer non-cyclical, finance and capital goods sectors.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for credit losses related to these fixed maturity securities was not warranted at December 31, 2022. This conclusion was based on a detailed analysis of the underlying credit and cash flows on each security. Gross unrealized losses are primarily attributable to increases in interest rates, general credit spread widening, foreign currency exchange rate movements and the financial condition or near-term prospects of the issuer. As of December 31, 2022, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.

The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2022
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$40,526	$39,539
Due after one year through five years	240,259	226,070
Due after five years through ten years	154,492	140,664
Due after ten years	1,400,151	1,166,884
Asset-backed securities	18,358	18,374
Commercial mortgage-backed securities	124,486	115,891
Residential mortgage-backed securities	12,446	12,066
Total fixed maturities, available-for-sale	$1,990,718	$1,719,488
Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.
The following table sets forth the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on write-downs, and the allowance for credit losses of fixed maturities, for the periods indicated:

	Years Ended December 31,
	2022	2021	2020
	(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$37,605	$49,835	$4,085
Proceeds from maturities/prepayments	64,177	49,793	57,837
Gross investment gains from sales and maturities	224	708	(4)
Gross investment losses from sales and maturities	(5,451)	(1,024)	(43)
Write-downs recognized in earnings(2)	0	0	(625)
(Addition to) release of allowance for credit losses	1,195	(1,558)	0
(1)Excludes activity from non-cash related proceeds due to the timing of trade settlements of $(0.1) million, $1.5 million and $(1.5) million for the years ended December 31, 2022, 2021 and 2020, respectively.
(2)Amounts represent write-downs of credit adverse securities and securities actively marketed for sale.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The following tables set forth the activity in the allowance for credit losses for fixed maturity securities, as of the dates indicated:

	Year Ended December 31, 2022
	U.S. Treasury Securities and Obligations of U.S. States	Foreign Government Bonds	U.S. and Foreign Corporate Securities	Asset-Backed Securities	Commercial Mortgage-Backed Securities	Residential Mortgage-Backed Securities	Total
	(in thousands)
Fixed maturities, available-for-sale:
Balance, beginning of period	$0	$0	$1,558	$0	$0	$0	$1,558
Additions (reductions) on securities with previous allowance	0	0	(1,200)	0	0	1	(1,199)
Additions to allowance for credit losses not previously recorded	0	0	0	0	0	4	4
Balance, end of period	$0	$0	$358	$0	$0	$5	$363

	Year Ended December 31, 2021
	U.S. Treasury Securities and Obligations of U.S. States	Foreign Government Bonds	U.S. and Foreign Corporate Securities	Asset-Backed Securities	Commercial Mortgage-Backed Securities	Residential Mortgage-Backed Securities	Total
	(in thousands)
Fixed maturities, available-for-sale:
Balance, beginning of period	$0	$0	$0	$0	$0	$0	$0
Additions to allowance for credit losses not previously recorded	0	0	1,558	0	0	0	1,558
Balance, end of period	$0	$0	$1,558	$0	$0	$0	$1,558

For the year ended December 31, 2020, there was no activity in the allowance for credit losses for fixed maturity securities.

See Note 2 for additional information about the Company's methodology for developing our allowance for credit losses.

For the year ended December 31, 2022, the net decrease in the allowance for credit losses on available-for-sale securities was primarily related to a net release on restructured private corporate securities within the transportation sector.

For the year ended December 31, 2021, the net increase in the allowance for credit losses for fixed maturity securities was primarily related to adverse projected cash flows on securities in the transportation sector within private corporate securities.

The Company did not have any fixed maturity securities purchased with credit deterioration, as of both December 31, 2022 and 2021.

Fixed Maturities, Trading
The net change in unrealized gains (losses) from fixed maturities, trading still held at period end, recorded within “Other income (loss),” was $(3.4) million, $(2.0) million and $2.1 million during the years ended December 31, 2022, 2021 and 2020, respectively.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Equity Securities
The net change in unrealized gains (losses) from equity securities still held at period end, recorded within “Other income (loss),” was $(1.5) million, $(0.3) million and $(0.8) million during the years ended December 31, 2022, 2021 and 2020, respectively.
Commercial Mortgage and Other Loans
The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2022		December 31, 2021
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$62,434	42.0%	$42,188	36.4%
Hospitality	12,996	8.7	13,709	11.8
Industrial	17,132	11.5	17,356	15.0
Office	10,568	7.1	16,880	14.6
Other	7,767	5.2	7,927	6.8
Retail	22,123	14.9	15,511	13.4
Total commercial mortgage loans	133,020	89.4	113,571	98.0
Agricultural property loans	15,567	10.6	2,251	2.0
Total commercial mortgage and agricultural property loans	148,587	100.0%	115,822	100.0%
Allowance for credit losses	(408)		(246)
Total net commercial mortgage and agricultural property loans	$148,179		$115,576

As of December 31, 2022, the commercial mortgage and agricultural property loans were secured by properties geographically dispersed throughout the United States with the largest concentrations in Florida (12%), New York (10%), Oregon (9%) and included loans secured by properties in Europe (3%) and Mexico (3%).

The following table sets forth the activity in the allowance for credit losses for commercial mortgage and other loans, as of the dates indicated:

	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Balance at December 31, 2019	$164	$1	$165
Cumulative effect of adoption of ASU 2016-13	204	0	204
Addition to (release of) allowance for expected losses	72	(1)	71
Balance at December 31, 2020	$440	$0	$440
Addition to (release of) allowance for expected losses	(194)	0	(194)
Balance at December 31, 2021	$246	$0	$246
Addition to (release of) allowance for expected losses	159	3	162
Balance at December 31, 2022	$405	$3	$408
See Note 2 for additional information about the Company's methodology for developing our allowance and expected losses.
For the year ended December 31, 2022, the net increase in the allowance for credit losses on commercial mortgage and other loans was primarily related to an increase in the general allowance due to declining market conditions and loan originations.

For the year ended December 31, 2021, the net decrease in the allowance for credit losses on commercial mortgage and other loans was primarily related to the improving credit environment.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The following tables set forth key credit quality indicators based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2022
	Amortized Cost by Origination Year
	2022	2021	2020	2019	2018	Prior	Total
	(in thousands)
Commercial mortgage loans
Loan-to-Value Ratio:
0%-59.99%	$20,000	$792	$0	$9,993	$1,387	$48,812	$80,984
60%-69.99%	15,000	1,615	2,198	18,982	0	1,016	38,811
70%-79.99%	0	347	0	3,855	0	7,213	11,415
80% or greater	0	0	0	0	0	1,810	1,810
Total	$35,000	$2,754	$2,198	$32,830	$1,387	$58,851	$133,020
Debt Service Coverage Ratio:
Greater or Equal to 1.2x	$35,000	$2,754	$2,198	$27,697	$1,387	$40,285	$109,321
1.0 - 1.2x	0	0	0	0	0	8,809	8,809
Less than 1.0x	0	0	0	5,133	0	9,757	14,890
Total	$35,000	$2,754	$2,198	$32,830	$1,387	$58,851	$133,020
Agricultural property loans
Loan-to-Value Ratio:
0%-59.99%	$1,078	$1,092	$0	$0	$0	$1,052	$3,222
60%-69.99%	12,345	0	0	0	0	0	12,345
70%-79.99%	0	0	0	0	0	0	0
80% or greater	0	0	0	0	0	0	0
Total	$13,423	$1,092	$0	$0	$0	$1,052	$15,567
Debt Service Coverage Ratio:
Greater or Equal to 1.2x	$13,423	$1,092	$0	$0	$0	$1,052	$15,567
1.0 - 1.2x	0	0	0	0	0	0	0
Less than 1.0x	0	0	0	0	0	0	0
Total	$13,423	$1,092	$0	$0	$0	$1,052	$15,567

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	December 31, 2021
	Amortized Cost by Origination Year
	2021	2020	2019	2018	2017	Prior	Total
	(in thousands)
Commercial mortgage loans
Loan-to-Value Ratio:
0%-59.99%	$360	$0	$7,203	$1,433	$8,836	$50,537	$68,369
60%-69.99%	2,066	2,198	24,368	0	1,016	8,524	38,172
70%-79.99%	347	0	3,855	0	0	1,870	6,072
80% or greater	0	0	0	0	958	0	958
Total	$2,773	$2,198	$35,426	$1,433	$10,810	$60,931	$113,571
Debt Service Coverage Ratio:
Greater or Equal to 1.2x	$2,773	$2,198	$30,009	$1,433	$5,671	$42,469	$84,553
1.0 - 1.2x	0	0	0	0	958	9,186	10,144
Less than 1.0x	0	0	5,417	0	4,181	9,276	18,874
Total	$2,773	$2,198	$35,426	$1,433	$10,810	$60,931	$113,571
Agricultural property loans
Loan-to-Value Ratio:
0%-59.99%	$1,126	$0	$0	$0	$0	$1,125	$2,251
60%-69.99%	0	0	0	0	0	0	0
70%-79.99%	0	0	0	0	0	0	0
80% or greater	0	0	0	0	0	0	0
Total	$1,126	$0	$0	$0	$0	$1,125	$2,251
Debt Service Coverage Ratio:
Greater or Equal to 1.2x	$1,126	$0	$0	$0	$0	$1,125	$2,251
1.0 - 1.2x	0	0	0	0	0	0	0
Less than 1.0x	0	0	0	0	0	0	0
Total	$1,126	$0	$0	$0	$0	$1,125	$2,251

See Note 2 for additional information about the Company’s commercial mortgage and other loans credit quality monitoring process.

The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

	December 31, 2022
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$133,020	$0	$0	$0	$133,020	$0
Agricultural property loans	15,567	0	0	0	15,567	0
Total	$148,587	$0	$0	$0	$148,587	$0
(1)As of December 31, 2022, there were no loans in this category accruing interest.
(2)For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	December 31, 2021
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$113,571	$0	$0	$0	$113,571	$0
Agricultural property loans	2,251	0	0	0	2,251	0
Total	$115,822	$0	$0	$0	$115,822	$0
(1)As of December 31, 2021, there were no loans in this category accruing interest.
(2)For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.

For the year ended December 31, 2022, there were $3.4 million of commercial mortgage and other loans acquired, other than those through direct origination, and there were $3.8 million of commercial mortgage and other loans sold.

For the year ended December 31, 2021, there were no commercial mortgage and other loans acquired, other than those through direct origination, and there were no commercial mortgage and other loans sold.

The Company did not have any commercial mortgage and other loans purchased with credit deterioration, as of both December 31, 2022 and 2021.

Other Invested Assets
The following table sets forth the composition of “Other invested assets,” as of the dates indicated:

	December 31,
	2022	2021
	(in thousands)
Company's investment in separate accounts	$0	$4,053
LPs/LLCs:
Equity method:
Private equity	74,468	63,705
Hedge funds	42,472	38,216
Real estate-related	10,199	8,326
Subtotal equity method	127,139	110,247
Fair value:
Private equity	279	400
Hedge funds	55	66
Real estate-related	2,055	2,374
Subtotal fair value	2,389	2,840
Total LPs/LLCs	129,528	113,087
Derivative instruments	0	7,187
Total other invested assets	$129,528	$124,327

Equity Method Investments

The following tables set forth summarized combined financial information for significant LP/LLC interests accounted for under the equity method. Changes between periods in the tables below reflect changes in the activities within the LPs/LLCs, as well as changes in the Company’s level of investment in such entities.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	December 31,
	2022	2021
	(in thousands)
STATEMENTS OF FINANCIAL POSITION
Total assets(1)	$2,012,092	$1,950,577
Total liabilities	$0	$0
Partners’ capital	2,012,092	1,950,577
Total liabilities and partners’ capital	$2,012,092	$1,950,577
Total liabilities and partners’ capital included above	$37,626	$36,671
Equity in LP/LLC interests not included above	89,513	73,576
Carrying value	$127,139	$110,247
(1)Amount represents gross assets of each fund where the Company has a significant investment. These assets consist primarily of investments in securities and other miscellaneous assets.

	December 31,
	2022	2021	2020
	(in thousands)
STATEMENTS OF OPERATIONS
Total revenue(1)	$51,084	$154,144	$168,120
Total expenses	0	0	0
Net earnings (losses)	$51,084	$154,144	$168,120
Equity in net earnings (losses) included above	$955	$2,898	$3,144
Equity in net earnings (losses) of LP/LLC interests not included above	5,836	16,814	3,858
Total equity in net earnings (losses)	$6,791	$19,712	$7,002
(1)Amount represents gross revenue of each fund where the Company has a significant investment. This revenue consists of income from investments in securities and other income.

Accrued Investment Income

The following table sets forth the composition of “Accrued investment income,” as of the dates indicated:

	December 31,
	2022	2021
	(in thousands)
Fixed maturities	$18,653	$16,561
Equity securities	1	1
Commercial mortgage and other loans	352	301
Policy loans	5,612	5,670
Short-term investments and cash equivalents	604	6
Total accrued investment income	$25,222	$22,539

There were $0.0 million and $0.1 million of write-downs on accrued investment income for the years ended December 31, 2022 and 2021.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Net Investment Income
The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2022	2021	2020
	(in thousands)
Fixed maturities, available-for-sale	$73,656	$65,882	$61,250
Fixed maturities, trading	1,012	827	542
Equity securities	364	363	363
Commercial mortgage and other loans	4,609	5,654	5,485
Policy loans	10,427	11,414	11,597
Other invested assets	8,873	20,660	7,509
Short-term investments and cash equivalents	3,384	46	431
Gross investment income	102,325	104,846	87,177
Less: investment expenses	(3,933)	(4,355)	(4,182)
Net investment income	$98,392	$100,491	$82,995
There were no non-income producing assets as of December 31, 2022. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2022.

Realized Investment Gains (Losses), Net
The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2022	2021	2020
	(in thousands)
Fixed maturities(1)	$(4,032)	$(1,874)	$(672)
Commercial mortgage and other loans	(153)	194	(71)
Other invested assets	(51)	625	(51)
Derivatives	17,704	3,002	2,721
Short-term investments and cash equivalents	(52)	21	(56)
Realized investment gains (losses), net	$13,416	$1,968	$1,871
(1)Includes fixed maturity securities classified as available-for-sale and excludes fixed maturity securities classified as trading.

Net Unrealized Gains (Losses) on Investments within AOCI
The following table sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2022	2021	2020
	(in thousands)
Fixed maturity securities, available-for-sale without an allowance	$(270,867)	$174,945	$258,325
Derivatives designated as cash flow hedges(1)	14,102	5,407	(2,998)
Affiliated notes	59	194	254
Other investments	122	260	143
Net unrealized gains (losses) on investments	$(256,584)	$180,806	$255,724
(1)For more information on cash flow hedges, see Note 4.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Repurchase Agreements and Securities Lending
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of both December 31, 2022 and 2021, the Company had no repurchase agreements.

Securities Pledged, Restricted Assets and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties.
In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities purchased under agreements to resell. As of both December 31, 2022 and 2021, there were no collateral that could be sold or repledged.
As of December 31, 2022 and 2021, there were available-for-sale fixed maturities of $0.0 million and $0.5 million, respectively, on deposit with governmental authorities or trustees as required by certain insurance laws.

4. DERIVATIVES AND HEDGING
Types of Derivative Instruments and Derivative Strategies
Interest Rate Contracts
Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities and to hedge against changes in their values it owns or anticipates acquiring or selling.
Swaps may be attributed to specific assets or liabilities or to a portfolio of assets or liabilities. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.
Equity Contracts
Equity options are used by the Company to manage its exposure to the equity markets which impacts the value of assets and liabilities it owns or anticipates acquiring or selling.
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.
Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.
Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Credit Contracts
The Company writes credit protection to gain exposure similar to investment in public fixed maturity cash instruments. With these credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. This premium or credit spread generally corresponds to the difference between the yield on the referenced name (or an index’s referenced names) public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name or one of the referenced names in the index, as defined by the agreement, then the Company is obligated to pay the referenced amount of the contract to the counterparty and receive in return the referenced defaulted security or similar security or (in the case of a credit default index) pay the referenced amount less the auction recovery rate.
In addition to selling credit protection, the Company purchases credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.
Embedded Derivatives
The Company offers certain products (for example, variable annuities and index-linked universal life), which may include guaranteed benefit features that are accounted for as embedded derivatives. Related to certain of these derivatives, the Company has entered into reinsurance agreements with an affiliate, Prudential Insurance, effective April 1, 2016. See Note 9 for additional information on the reinsurance agreements.
These embedded derivatives and reinsurance agreements, also accounted for as derivatives, are carried at fair value and marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 5.
Primary Risks Managed by Derivatives
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks, excluding embedded derivatives and associated reinsurance recoverables. Many derivative instruments contain multiple underlying risks. The fair value amounts below represent the value of derivative contracts prior to taking into account of the netting effects of master netting agreements and cash collateral.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	December 31, 2022			December 31, 2021
Primary Underlying Risk/Instrument Type	Gross Notional	Fair Value		Gross Notional	Fair Value
		Assets	Liabilities		Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Foreign Currency Swaps	$117,015	$14,281	$(516)	$124,950	$4,416	$(291)
Total Derivatives Designated as Hedge Accounting Instruments:	$117,015	$14,281	$(516)	$124,950	$4,416	$(291)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Swaps	$30,200	$0	$(383)	$30,200	$2,757	$0
Credit
Credit Default Swaps	0	0	0	0	0	0
Currency/Interest Rate
Foreign Currency Swaps	24,035	2,957	0	35,204	2,685	(637)
Foreign Currency
Foreign Currency Forwards	7,520	3	(368)	4,667	66	(9)
Equity
Equity Options	509,200	555	(20,562)	488,850	18,761	(20,561)
Total Derivatives Not Qualifying as Hedge Accounting Instruments:	$570,955	$3,515	$(21,313)	$558,921	$24,269	$(21,207)
Total Derivatives(1)(2)	$687,970	$17,796	$(21,829)	$683,871	$28,685	$(21,498)
(1)Excludes embedded derivatives and associated reinsurance recoverables which contain multiple underlying risks. The fair value of these embedded derivatives was a net liability of $407 million and $822 million as of December 31, 2022 and 2021, respectively included in “Future policy benefits” and $108 million and $153 million as of December 31, 2022 and 2021, respectively included in “Policyholders’ account balances". The fair value of the related reinsurance, included in "Reinsurance recoverables" or "Other liabilities" was an asset of $407 million and $822 million as of December 31, 2022 and 2021, respectively.
(2)Recorded in "Other invested assets" and "Payables to parent and affiliates" on the Statements of Financial Position.

Offsetting Assets and Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements that are offset in the Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Statements of Financial Position.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	December 31, 2022
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statements of Financial Position	Net Amounts Presented in the Statements of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives	$17,796	$(17,796)	$0	$0	$0
Securities purchased under agreements to resell	0	0	0	0	0
Total Assets	$17,796	$(17,796)	$0	$0	$0
Offsetting of Financial Liabilities:
Derivatives	$21,829	$(17,796)	$4,033	$(4,033)	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$21,829	$(17,796)	$4,033	$(4,033)	$0

	December 31, 2021
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statements of Financial Position	Net Amounts Presented in the Statements of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives	$28,685	$(21,498)	$7,187	$(7,187)	$0
Securities purchased under agreements to resell	0	0	0	0	0
Total Assets	$28,685	$(21,498)	$7,187	$(7,187)	$0
Offsetting of Financial Liabilities:
Derivatives	$21,498	$(21,498)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$21,498	$(21,498)	$0	$0	$0
(1)Amounts exclude the excess of collateral received/pledged from/to the counterparty.
For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below and Note 13. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Financial Statements.

Cash Flow Hedges
The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit or equity derivatives in any of its cash flow hedge accounting relationships.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2022
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	Change in AOCI
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$1,802	$1,891	$1,202	$8,695
Total cash flow hedges	1,802	1,891	1,202	8,695
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(2,666)	0	0	0
Currency	493	0	0	0
Currency/Interest Rate	2,100	0	35	0
Credit	0	0	0	0
Equity	(13,420)	0	0	0
Embedded Derivatives	29,395	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	15,902	0	35	0
Total	$17,704	$1,891	$1,237	$8,695

	Year Ended December 31, 2021
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	Change in AOCI
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$245	$1,583	$464	$8,405
Total cash flow hedges	245	1,583	464	8,405
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(815)	0	0	0
Currency	252	0	0	0
Currency/Interest Rate	2,519	0	6	0
Credit	(4)	0	0	0
Equity	8,334	0	0	0
Embedded Derivatives	(7,529)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	2,757	0	6	0
Total	$3,002	$1,583	$470	$8,405

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	Year Ended December 31, 2020
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	Change in AOCI
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$106	$1,868	$(1,016)	$(6,191)
Total cash flow hedges	106	1,868	(1,016)	(6,191)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	1,919	0	0	0
Currency	(174)	0	0	0
Currency/Interest Rate	(894)	0	(25)	0
Credit	(88)	0	0	0
Equity	4,603	0	0	0
Embedded Derivatives	(2,751)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	2,615	0	(25)	0
Total	$2,721	$1,868	$(1,041)	$(6,191)

Presented below is a rollforward of current period cash flow hedges in AOCI before taxes:

(in thousands)
Balance, December 31, 2019	$3,193
Amount recorded in AOCI
Currency/Interest Rate	(5,233)
Total amount recorded in AOCI	(5,233)
Amount reclassified from AOCI to income
Currency/Interest Rate	(958)
Total amount reclassified from AOCI to income	(958)
Balance, December 31, 2020	$(2,998)
Amount recorded in AOCI
Currency/Interest Rate	10,697
Total amount recorded in AOCI	10,697
Amount reclassified from AOCI to income
Currency/Interest Rate	(2,292)
Total amount reclassified from AOCI to income	(2,292)
Balance, December 31, 2021	$5,407
Amount recorded in AOCI
Currency/Interest Rate	13,590
Total amount recorded in AOCI	13,590
Amount reclassified from AOCI to income
Currency/Interest Rate	(4,895)
Total amount reclassified from AOCI to income	(4,895)
Balance, December 31, 2022	$14,102

The changes in fair value of cash flow hedges are deferred in AOCI and are included in “Net unrealized investment gains (losses)” in the Statements of Operations and Comprehensive Income (Loss); these amounts are then reclassified to earnings when the hedged item affects earnings. Using December 31, 2022 values, it is estimated that a pre-tax gain of $1.8 million is expected to be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2023.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The exposures the Company is hedging with these qualifying cash flow hedges include the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments.
There were no material amounts reclassified from AOCI into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.
Credit Derivatives
The Company has no exposure from credit derivative positions where it has written or purchased credit protection as of December 31, 2022 and 2021.
Counterparty Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial derivative transactions with a positive fair value. The Company manages credit risk by entering into derivative transactions with regulated derivatives exchanges for exchange traded derivatives and its affiliate, Prudential Global Funding LLC (“PGF”), related to its over-the-counter ("OTC") derivatives. PGF, in turn, manages its credit risk by: (i) entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties governed by master netting agreement, as applicable; (ii) trading through central clearing and OTC parties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single-party credit exposures which are subject to periodic management review.
Substantially all of the Company’s derivative agreements have zero thresholds which require daily full collateralization by the party in a liability position.
5. FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include short-term investments.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain cash equivalents, short-term investments and certain OTC derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public fixed maturities, certain highly structured OTC derivative contracts and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Assets and Liabilities by Hierarchy Level – The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	December 31, 2022
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$61,136	$0	$	$61,136
Obligations of U.S. states and their political subdivisions	0	159,215	0		159,215
Foreign government bonds	0	71,963	0		71,963
U.S. corporate public securities	0	883,405	0		883,405
U.S. corporate private securities	0	168,638	3,803		172,441
Foreign corporate public securities	0	112,962	0		112,962
Foreign corporate private securities	0	112,035	0		112,035
Asset-backed securities(2)	0	18,374	0		18,374
Commercial mortgage-backed securities	0	95,190	20,701		115,891
Residential mortgage-backed securities	0	12,066	0		12,066
Subtotal	0	1,694,984	24,504		1,719,488
Fixed maturities, trading	0	23,782	0		23,782
Equity securities	0	67	4,291		4,358
Short-term investments	0	3,000	0		3,000
Cash equivalents	0	245,302	0		245,302
Other invested assets(3)	0	17,796	0	(17,796)	0
Reinsurance recoverables	0	0	406,904		406,904
Receivables from parent and affiliates	0	688	0		688
Subtotal excluding separate account assets	0	1,985,619	435,699	(17,796)	2,403,522
Separate account assets(4)(5)	0	12,014,623	0		12,014,623
Total assets	$0	$14,000,242	$435,699	$(17,796)	$14,418,145
Future policy benefits(6)	$0	$0	$406,904	$	$406,904
Policyholders' account balances	0	0	108,144		108,144
Payables to parent and affiliates	0	21,829	0	(17,796)	4,033
Total liabilities	$0	$21,829	$515,048	$(17,796)	$519,081

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	December 31, 2021
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$13,505	$0	$	$13,505
Obligations of U.S. states and their political subdivisions	0	179,010	0		179,010
Foreign government bonds	0	100,791	0		100,791
U.S. corporate public securities	0	1,022,585	0		1,022,585
U.S. corporate private securities	0	199,070	2,605		201,675
Foreign corporate public securities	0	113,183	0		113,183
Foreign corporate private securities	0	121,644	21,714		143,358
Asset-backed securities(2)	0	17,277	0		17,277
Commercial mortgage-backed securities	0	114,081	27,274		141,355
Residential mortgage-backed securities	0	2,859	0		2,859
Subtotal	0	1,884,005	51,593		1,935,598
Fixed maturities, trading	0	36,456	0		36,456
Equity securities	0	125	5,812		5,937
Short-term investments	9,997	0	0		9,997
Cash equivalents	0	128,719	0		128,719
Other invested assets(3)	0	28,685	0	(21,498)	7,187
Reinsurance recoverables	0	0	821,596		821,596
Receivables from parent and affiliates	0	788	0		788
Subtotal excluding separate account assets	9,997	2,078,778	879,001	(21,498)	2,946,278
Separate account assets(4)(5)	0	15,731,959	0		15,731,959
Total assets	$9,997	$17,810,737	$879,001	$(21,498)	$18,678,237
Future policy benefits(6)	$0	$0	$821,596	$	$821,596
Policyholders' account balances	0	0	153,127		153,127
Payables to parent and affiliates	0	21,498	0	(21,498)	0
Total liabilities	$0	$21,498	$974,723	$(21,498)	$974,723
(1)“Netting” amounts represent cash collateral of $0 million as of both December 31, 2022 and 2021.
(2)Includes credit-tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.
(3)Other invested assets excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2022 and 2021, the fair values of such investments was $2.4 million and $2.8 million, respectively
(4)Separate account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate, hedge funds and a corporate owned life insurance fund, for which fair value is measured at NAV per share (or its equivalent). At December 31, 2022 and 2021, the fair value of such investments was $1,912 million and $2,190 million, respectively.
(5)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Statements of Financial Position.
(6)As of December 31, 2022, the net embedded derivative liability position of $407 million includes $78 million of embedded derivatives in an asset position and $485 million of embedded derivatives in a liability position. As of December 31, 2021, the net embedded derivative liability position of $822 million includes $62 million of embedded derivatives in an asset position and $884 million of embedded derivatives in a liability position.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.
Fixed Maturity Securities – The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third-party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2022 and 2021, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.
The fair values of private fixed maturities, which are originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
Equity Securities – Equity securities consist principally of investments in common and preferred stock of publicly traded companies, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy.
Derivative Instruments – Derivatives are recorded at fair value either as assets within “Other invested assets”, or as liabilities within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.
The Company's exchange-traded futures and options include treasury and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market inputs from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross-currency swaps, currency forward contracts and credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including the secured overnight financing rate ("SOFR"), obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
Cash Equivalents and Short-Term Investments – Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs, and these investments have primarily been classified within Level 2.
Separate Account Assets – Separate account assets include fixed maturity securities, treasuries, equity securities, real estate, mutual funds and commercial mortgage loans for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.
Receivables from Parent and Affiliates – Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.
Reinsurance Recoverables – Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance recoverables” or “Other liabilities” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future policy benefits”. The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.
Future Policy Benefits – The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or asset balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.
The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.
Capital market inputs and actual policyholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders’ account values. The Company’s discount rate assumption was based on the SOFR swap curve, as of December 31, 2022, and the London Inter-Bank Offered Rate (“LIBOR") swap curve as of December 31, 2021, and adjusted for an additional spread to reflect NPR.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.
Policyholders' Account Balances – The liability for policyholders’ account balances is related to certain embedded derivative instruments associated with certain universal life products that provide the policyholders with the index-linked interest credited over contract specified term periods. The fair values of these liabilities are determined using discounted cash flow models which include capital market assumptions such as interest rates and equity index volatility assumptions, the Company’s market-perceived NPR and actuarially determined assumptions for mortality, lapses and projected hedge costs.
As there is no observable active market for these liabilities, the fair value is determined as the present value of account balances paid to policyholders in excess of contractually guaranteed minimums using option pricing techniques for index term periods that contain deposits as of the valuation date, and the expected option budget for future index term periods, where the terms of index crediting rates have not yet been declared by the Company. Premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows are also incorporated in the fair value of these liabilities. Since the valuation of these liabilities require the use of management’s judgment to determine these risk premiums and the use of unobservable inputs, these liabilities are reflected within Level 3 in the fair value hierarchy.
Capital market inputs, including interest rates and equity markets volatility, and actual policyholders’ account values are updated each quarter. Actuarial assumptions are reviewed at least annually and updated based upon emerging experience, future expectations and other data, including any observable market data. Aside from these annual updates, assumptions are generally updated only if a material change is observed in an interim period that the Company believes is indicative of a long-term trend.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities – The tables below present quantitative information regarding significant internally-priced Level 3 assets and liabilities.

	December 31, 2022
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(2)	$3,803	Discounted cash flow	Discount rate	10.18%	10.18%	10.18%	Decrease
Commercial mortgage-backed securities(2)	$20,701	Discounted cash flow	Liquidity premium	60%	75%	69.05%	Decrease
Reinsurance recoverables	$406,904	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(3)	$406,904	Discounted cash flow	Lapse rate(5)	1%	20%		Decrease
			Spread over SOFR(6)	0.50%	2.20%		Decrease
			Utilization rate(7)	38%	95%		Increase
			Withdrawal rate	See table footnote (8) below.
			Mortality rate(9)	0%	15%		Decrease
			Equity volatility curve	18%	26%		Increase
Policyholders' account balances(4)	$108,144	Discounted cash flow	Lapse rate(5)	1%	6%		Decrease
			Spread over SOFR(6)	0.17%	0.66%		Decrease
			Mortality rate(9)	0%	23%		Decrease
			Equity volatility curve	18%	28%		Increase

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	December 31, 2021
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(2)	$24,319	Discounted cash flow	Discount rate	2.41%	3.99%	2.62%	Decrease
		Liquidation	Liquidation value	62.58%	62.58%	62.58%	Increase
Reinsurance recoverables	$821,596	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(3)	$821,596	Discounted cash flow	Lapse rate(5)	1%	20%		Decrease
			Spread over LIBOR(6)	0.03%	1.13%		Decrease
			Utilization rate(7)	39%	96%		Increase
			Withdrawal rate	See table footnote (8) below.
			Mortality rate(9)	0%	15%		Decrease
			Equity volatility curve	16%	25%		Increase
Policyholders' account balances(4)	$153,127	Discounted cash flow	Lapse rate(5)	1%	6%		Decrease
			Spread over LIBOR(6)	0.03%	1.13%		Decrease
			Mortality rate(9)	0%	23%		Decrease
			Equity volatility curve	12%	27%		Increase
(1)Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.
(2)Includes assets classified as fixed maturities available-for-sale.
(3)Future policy benefits primarily represent general account liabilities for the living benefit features of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.
(4)Policyholders’ account balances primarily represent general account liabilities for the index-linked interest credited on certain of the Company’s life products that are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.
(5)Lapse rates for contracts with living benefit guarantees are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates for contracts with index-linked crediting guarantees may be adjusted at the contract level based on the applicability of any surrender charges, product type, and market related factors such as interest rates. Lapse rates are also generally assumed to be lower for the period where surrender charges apply. For any given contract, lapse rates vary throughout the period over which cash flows are projected for the purposes of valuing these embedded derivatives.
(6)The spread over the SOFR swap curve and the LIBOR swap curve represents the premium added to the proxy for the risk-free rate (SOFR or LIBOR, as applicable) to reflect the Company's estimates of rates that a market participant would use to value the living benefits in both the accumulation and payout phases and index-linked interest crediting guarantees as of December 31, 2022 and 2021, respectively. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because funding agreements, living benefit guarantees, and index-linked interest crediting guarantees are insurance liabilities and are therefore senior to debt.
(7)The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

(8)The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of December 31, 2022 and 2021, the minimum withdrawal rate assumption is 77% and 76%, respectively. As of December 31, 2022 and 2021, the maximum withdrawal rate assumption may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.
(9)The range reflects the mortality rates for the vast majority of business with living benefits and other contracts, with policyholders ranging from 50 to 90 years old. While the majority of living benefits have a minimum age requirement, certain other contracts do not have an age restriction. This results in contractholders with mortality rates approaching 0% for certain benefits. Mortality rates may vary by product, age and duration. A mortality improvement assumption is also incorporated into the overall mortality table.
Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:
Corporate Securities - The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors. During weaker economic cycles, as the expectations of default increases, credit spreads widen, which results in a decrease in fair value.
Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.
Changes in Level 3 Assets and Liabilities – The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods. When a determination is made to classify assets and liabilities within Level 3, the determination is based on significance of the unobservable inputs in the overall fair value measurement. All transfers are based on changes in the observability of the valuation inputs, including the availability of pricing service information that the Company can validate. Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company can validate.

	Year Ended December 31, 2022
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(2)
	(in thousands)
Fixed maturities, available-for-sale:
Corporate securities(3)	$24,319	$(1,665)	$0	$0	$0	$(632)	$0	$0	$(18,219)	$3,803	$(1,622)
Structured securities(4)	27,274	(6,168)	320	0	0	(405)	0	0	(320)	20,701	(6,144)
Other assets:
Equity securities	5,812	(1,521)	0	0	0	0	0	0	0	4,291	(1,522)
Reinsurance recoverables	821,596	(514,946)	100,254	0	0	0	0	0	0	406,904	(491,579)
Liabilities:
Future policy benefits	(821,596)	514,946	0	0	(100,254)	0	0	0	0	(406,904)	491,579
Policyholders' account balances(5)	(153,127)	29,130	0	0	15,853	0	0	0	0	(108,144)	24,845

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	Year Ended December 31, 2022
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(2)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)	Included in other comprehensive income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$1,198	$0	$(9,008)	$(23)	$1,200	$0	$(8,966)
Other assets:
Equity securities	0	(1,521)	0	0	0	(1,522)	0
Reinsurance recoverables	(514,946)	0	0	0	(491,579)	0	0
Liabilities:
Future policy benefits	514,946	0	0	0	491,579	0	0
Policyholders' account balances	29,130	0	0	0	24,845	0	0

	Year Ended December 31, 2021
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(2)
	(in thousands)
Fixed maturities, available-for-sale:
Corporate securities(3)	$24,045	$(3,330)	$0	$0	$0	$(502)	$0	$4,106	$0	$24,319	$(3,327)
Structured securities(4)	0	1,132	0	(10)	0	(113)	0	26,265	0	27,274	1,134
Other assets:
Equity securities	6,095	(283)	0	0	0	0	0	0	0	5,812	(283)
Reinsurance recoverables	1,195,469	(484,658)	110,785	0	0	0	0	0	0	821,596	(430,080)
Liabilities:
Future policy benefits	(1,195,469)	484,658	0	0	(110,785)	0	0	0	0	(821,596)	430,080
Policyholders' account balances(5)	(153,937)	(8,983)	0	0	0	9,793	0	0	0	(153,127)	(11)

	Year Ended December 31, 2021
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(2)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)	Included in other comprehensive income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(1,404)	$0	$(783)	$(11)	$(1,557)	$0	$(636)
Other assets:
Equity securities	0	(283)	0	0	0	(283)	0
Reinsurance recoverables	(484,658)	0	0	0	(430,080)	0	0
Liabilities:
Future policy benefits	484,658	0	0	0	430,080	0	0
Policyholders' account balances	(8,983)	0	0	0	(11)	0	0

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	Year Ended December 31, 2020
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(2)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)	Included in other comprehensive income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$34	$0	$3,275	$8	$0	$0	$3,320
Other assets:
Equity securities	0	2,290	0	0	0	1,100	0
Reinsurance recoverables	326,083	0	0	0	349,277	0	0
Liabilities:
Future policy benefits	(326,083)	0	0	0	(349,277)	0	0
Policyholders' account balances	(3,200)	0	0	0	1,307	0	0

(1)Realized investment gains (losses) on future policy benefits and reinsurance recoverables primarily represent the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts.
(2)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
(3)Includes U.S. corporate private, foreign corporate public, and foreign corporate private securities.
(4)Includes asset backed and commercial mortgage-backed securities.
(5)Issuances and settlements for Policyholders' account balances are presented net in the rollforward.
Fair Value of Financial Instruments
The tables below present the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company's Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2022
	Fair Value				Carrying Amount(1)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$141,513	$141,513	$148,179
Policy loans	0	0	212,063	212,063	212,063
Short-term investments	4,000	0	0	4,000	4,000
Cash and cash equivalents	10,465	0	0	10,465	10,465
Accrued investment income	0	25,222	0	25,222	25,222
Reinsurance recoverables	0	0	25,127	25,127	27,183
Receivables from parent and affiliates	0	18,660	0	18,660	18,660
Other assets	0	3,852	0	3,852	3,852
Total assets	$14,465	$47,734	$378,703	$440,902	$449,624
Liabilities:
Policyholders’ account balances - investment contracts	$0	$180,576	$36,746	$217,322	$219,378
Payables to parent and affiliates	0	3,513	0	3,513	3,513
Other liabilities	0	51,312	0	51,312	51,312
Total liabilities	$0	$235,401	$36,746	$272,147	$274,203

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	December 31, 2021
	Fair Value				Carrying Amount(1)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$121,594	$121,594	$115,576
Policy loans	0	0	210,730	210,730	210,730
Cash and cash equivalents	7,597	0	0	7,597	7,597
Accrued investment income	0	22,539	0	22,539	22,539
Reinsurance recoverables	0	0	29,931	29,931	28,883
Receivables from parent and affiliates	0	20,650	0	20,650	20,650
Other assets	0	3,013	0	3,013	3,013
Total assets	$7,597	$46,202	$362,255	$416,054	$408,988
Liabilities:
Policyholders’ account balances - investment contracts	$0	$201,955	$41,939	$243,894	$242,846
Payables to parent and affiliates	0	2,432	0	2,432	2,432
Other liabilities	0	49,130	0	49,130	49,130
Total liabilities	$0	$253,517	$41,939	$295,456	$294,408
(1)Carrying values presented herein differ from those in the Company’s Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments.
The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.
Commercial Mortgage and Other Loans
The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life, and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies for the loans, prevailing interest rates and credit risk.
Policy Loans
The Company's valuation technique for policy loans is to discount cash flows at the current policy loan coupon rate. Policy loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the policy loans approximates the fair value.
Short-Term Investments, Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets
The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: certain short-term investments, which are not securities, recorded at amortized cost and include quality loans; cash and cash equivalent instruments; accrued investment income; and other assets that meet the definition of financial instruments, including receivables, unsettled trades and accounts receivable.
Reinsurance Recoverables
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements between the Company and related parties. See Note 9 for additional information about the Company's reinsurance arrangements.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Policyholders’ Account Balances - Investment Contracts
Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.
Cash Collateral for Loaned Securities
Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. Due to the short-term nature of these transactions, the carrying value approximates fair value.
Other Liabilities and Payables to Parent and Affiliates
Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.
6. DEFERRED POLICY ACQUISITION COSTS
The balances of and changes in DAC as of and for the years ended December 31, are as follows:

	2022	2021	2020
	(in thousands)
Balance, beginning of year	$290,299	$224,425	$178,813
Capitalization of commissions, sales and issue expenses	62,570	82,624	76,544
Amortization-Impact of assumption and experience unlocking and true-ups	(1,446)	(7,197)	(6,688)
Amortization-All other	(23,066)	(17,006)	(11,431)
Change due to unrealized investment gains and losses	36,137	7,453	(12,813)
Balance, end of year	$364,494	$290,299	$224,425

7. POLICYHOLDERS’ LIABILITIES
Future Policy Benefits
Future policy benefits at December 31 for the years indicated are as follows:

	2022	2021
	(in thousands)
Life insurance	$1,849,502	$1,887,887
Individual annuities and supplementary contracts	41,859	43,515
Other contract liabilities	412,046	826,539
Total future policy benefits	$2,303,407	$2,757,941
Life insurance liabilities include reserves for death benefits. Individual annuities and supplementary contract liabilities include reserves for life contingent immediate annuities. Other contract liabilities include liabilities for variable annuity living benefit guarantees and certain other reserves for individual life products.
Future policy benefits for individual non-participating traditional life insurance policies are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 2.3% to 7.0%.
Future policy benefits for individual annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors when the basis of the reserve is established. The interest rates used in the determination of the present values range from 0.0% to 7.3%.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the table above. The interest rates used in the determination of the present values range from 4.9% to 5.5%. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. See Note 8 for additional information regarding liabilities for guaranteed benefits related to certain long-duration life and annuity contracts.
Policyholders’ Account Balances
Policyholders’ account balances at December 31 for the years indicated are as follows:

	2022	2021
	(in thousands)
Interest-sensitive life contracts	$2,238,300	$2,042,829
Individual annuities	328,863	347,071
Guaranteed interest accounts	15,980	16,774
Other	180,587	201,966
Total policyholders’ account balances	$2,763,730	$2,608,640
Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities and certain unearned revenues. Policyholders' account balances also include amounts representing the fair value of embedded derivative instruments associated with the index-linked features of certain universal life products. See Note 5 for additional information regarding the fair value of these embedded derivative instruments. Interest crediting rates for interest-sensitive life contracts range from 0.8% to 4.6%. Interest crediting rates for individual annuities range from 0.0% to 4.9%. Interest crediting rates for guaranteed interest accounts range from 1.0% to 4.6%. Interest crediting rates range from 0.5% to 3.5% for other.
8. CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES
The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract adjusted for any partial withdrawals (“return of net deposits”). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return (“minimum return”), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issued annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issued fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.
In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no-lapse guarantee”). Variable life and variable universal life contracts are offered with general and separate account options.
The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or “Realized investment gains (losses), net.”
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.
The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits”. As of December 31, 2022 and 2021, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2022		December 31, 2021
	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)
	(in thousands)
Annuity Contracts
Return of net deposits
Account value	$7,338,893	N/A	$9,831,340	N/A
Net amount at risk	$126,718	N/A	$2,960	N/A
Average attained age of contractholders	70 years	N/A	69 years	N/A
Minimum return or contract value
Account value	$1,483,966	$8,175,468	$1,968,111	$10,963,642
Net amount at risk	$272,555	$810,531	$2,343	$123,562
Average attained age of contractholders	71 years	70 years	70 years	69 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years
(1)Balances are gross of reinsurance.
(2)Includes income and withdrawal benefits.

	December 31, 2022	December 31, 2021
	In the Event of Death(1)
	(in thousands)
Variable Life, Variable Universal Life and Universal Life Contracts
Separate account value	$863,147	$997,532
General account value	$1,294,200	$1,183,158
Net amount at risk	$20,878,443	$18,399,377
Average attained age of contractholders	57 years	57 years
(1)Balances are gross of reinsurance.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2022(1)	December 31, 2021(1)
	(in thousands)
Equity funds	$3,995,822	$6,183,592
Bond funds	4,262,506	5,018,394
Money market funds	258,998	275,031
Total	$8,517,326	$11,477,017
(1)Balances are gross of reinsurance.
In addition to the amounts invested in separate account investment options above, $306 million at December 31, 2022 and $322 million at December 31, 2021 of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features were invested in general account investment options. For the years ended December 31, 2022, 2021 and 2020, there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.
Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees. The liabilities for GMDB, and guaranteed minimum income benefits (“GMIB”) are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders’ benefits.” GMAB, GMWB, and GMIWB are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits.” Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in “Realized investment gains (losses), net.” See Note 5 for additional information regarding the methodology used in determining the fair value of these embedded derivatives.

	GMDB		GMIB	GMWB/GMIWB/GMAB	Total
	Variable Annuity	Variable Life, Variable Universal Life & Universal Life	Variable Annuity

	(in thousands)
Balance at December 31, 2019	$15,636	$376,549	$566	$760,558	$1,153,309
Incurred guarantee benefits(1)	7,843	107,670	(266)	434,911	550,158
Paid guarantee benefits	(518)	(27,229)	(46)	0	(27,793)
Change in unrealized investment gains and losses	1,214	56,823	2	0	58,039
Balance at December 31, 2020	24,175	513,813	256	1,195,469	1,733,713
Incurred guarantee benefits(1)	867	77,435	(117)	(373,873)	(295,688)
Paid guarantee benefits	(58)	(6,070)	0	0	(6,128)
Change in unrealized investment gains and losses	(1,022)	(27,653)	(5)	0	(28,680)
Balance at December 31, 2021	23,962	557,525	134	821,596	1,403,217
Incurred guarantee benefits(1)	1,677	179,973	(55)	(414,692)	(233,097)
Paid guarantee benefits	(2,811)	(17,137)	0	0	(19,948)
Change in unrealized investment gains and losses	(1,325)	(160,781)	(4)	0	(162,110)
Balance at December 31, 2022	$21,503	$559,580	$75	$406,904	$988,062
(1)Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The GMDB, which includes the liability for no-lapse guarantees, and GMIB liability are established when associated assessments (which include all policy charges including charges for administration, mortality, expense, surrender, and other, regardless of how characterized) are recognized. This liability is established using current best estimate assumptions and is based on the ratio of the present value of total expected excess payments (e.g., payments in excess of account value) over the life of the contract divided by the present value of total expected assessments (i.e., benefit ratio). The liability equals the current benefit ratio multiplied by cumulative assessments recognized to date, plus interest, less cumulative excess payments to date. Similar to as described above for DAC, the reserves are subject to adjustments based on annual reviews of assumptions and quarterly adjustments for experience, including market performance. These adjustments reflect the impact on the benefit ratio of using actual historical experience from the issuance date to the balance sheet date plus updated estimates of future experience. The updated benefit ratio is then applied to all prior periods’ assessments to derive an adjustment to the reserve recognized through a benefit or charge to current period earnings.
The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option features, which includes an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments in excess of the account balance less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs) in general, guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
Sales Inducements
The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. The Company has offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held.
There were no deferred sales inducements balances at December 31, 2022 and 2021 because they were fully ceded.
9.    REINSURANCE
The Company participates in reinsurance with its affiliates Prudential Arizona Reinsurance Captive Company (“PARCC”), Prudential Arizona Reinsurance Term Company (“PAR Term”), Prudential Arizona Reinsurance Universal Company (“PAR U”), Prudential Term Reinsurance Company (“Term Re”) and Dryden Arizona Reinsurance Term Company (“DART”), its parent companies, Pruco Life and Prudential Insurance, as well as third parties. The reinsurance agreements provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage statutory capital, and facilitate the Company's capital market hedging program. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers for long-duration reinsurance arrangements are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance policy charges and fee income ceded for universal life and variable annuity products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.
Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. The Company has entered into a reinsurance agreement to transfer the risk related to living benefit guarantees on variable annuities to Prudential Insurance. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through “Realized investment gains (losses), net”. See Note 4 for additional information related to the accounting for embedded derivatives.
Reinsurance amounts included in the Company’s Statements of Financial Position as of December 31, were as follows:

	2022	2021
	(in thousands)
Reinsurance recoverables	$3,258,526	$3,601,212
Policy loans	(22,999)	(22,028)
Deferred policy acquisition costs	(646,661)	(634,661)
Deferred sales inducements	(33,346)	(37,905)
Other assets	10,080	12,941
Other liabilities	90,955	140,248

Reinsurance recoverables by counterparty as of December 31, were as follows:

	2022	2021
	(in thousands)
Prudential Insurance	$877,576	$1,344,251
PAR U	1,328,805	1,213,038
PARCC	381,879	415,266
PAR Term	259,519	248,387
Term Re	279,007	256,283
DART	92,816	77,995
Pruco Life	36,098	40,804
Unaffiliated	2,826	5,188
Total reinsurance recoverables	$3,258,526	$3,601,212

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Reinsurance amounts, included in the Company’s Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

	2022	2021	2020
	(in thousands)
Premiums:
Direct	$245,493	$249,936	$249,426
Ceded	(210,592)	(219,991)	(227,766)
Net premiums	34,901	29,945	21,660
Policy charges and fee income:
Direct	388,053	422,552	407,449
Ceded(1)	(302,637)	(332,771)	(333,247)
Net policy charges and fee income	85,416	89,781	74,202
Net investment income:
Direct	99,164	101,279	83,800
Ceded	(772)	(788)	(805)
Net investment income	98,392	100,491	82,995
Asset administration fees:
Direct	38,061	44,882	39,773
Ceded	(29,581)	(36,007)	(33,029)
Net asset administration fees	8,480	8,875	6,744
Realized investment gains (losses), net:
Direct	527,800	485,124	(324,737)
Ceded	(514,384)	(483,156)	326,608
Realized investment gains (losses), net	13,416	1,968	1,871
Policyholders’ benefits (including change in reserves):
Direct	493,478	401,129	470,557
Ceded(2)	(438,384)	(352,613)	(428,670)
Net policyholders’ benefits (including change in reserves)	55,094	48,516	41,887
Interest credited to policyholders’ account balances:
Direct	88,184	75,789	75,609
Ceded	(40,606)	(32,785)	(31,513)
Net interest credited to policyholders’ account balances	47,578	43,004	44,096
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization	$(134,599)	$(146,877)	$(176,420)
(1)Includes $(5) million of unaffiliated activity for each of the years ended December 31, 2022 and 2021, and $(4) million for 2020.
(2)Includes $2 million, $(2) million and $(1) million of unaffiliated activity for the years ended December 31, 2022, 2021 and 2020, respectively.
The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2022	2021	2020
	(in thousands)
Direct gross life insurance face amount in force	$154,382,891	$156,103,597	$154,173,267
Reinsurance ceded	(140,370,532)	(140,856,353)	(139,478,523)
Net life insurance face amount in force	$14,012,359	$15,247,244	$14,694,744

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Information regarding significant affiliated reinsurance agreements is described below.
Prudential Insurance
The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2017, this agreement was terminated for certain new business, primarily Universal Life business, and such business was reinsured to Pruco Life under a yearly renewable term reinsurance agreement. As of January 1, 2020, the remaining portions of new business (specifically Term policies) ceased being reinsured by the Company to Prudential Insurance, and a separate yearly renewable term reinsurance agreement was established with Pruco Life for Term policies. Effective April 1, 2016, the Company entered into a reinsurance agreement with Prudential Insurance to reinsure its variable annuity base contracts, along with the living benefit guarantees. As of December 31, 2020, the Company discontinued the sales of traditional variable annuities with guaranteed living benefit riders. This discontinuation has no impact on the reinsurance agreement between Prudential Insurance and the Company.
PAR U
Effective July 1, 2012, the Company reinsures an amount equal to 95% of all risks associated with Universal Protector policies having no-lapse guarantees as well as certain of its universal policies, with effective dates through December 31, 2019, excluding those policies that are subject to principle-based reserving.
PARCC
The Company reinsures 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010 through an automatic coinsurance agreement with PARCC.
PAR Term
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term.
Term Re
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates on or after January 1, 2014 through December 31, 2017, through an automatic coinsurance agreement with Term Re.
Pruco Life
Effective July 1, 2017, the Company entered into a yearly renewable term reinsurance agreement with Pruco Life for new business, primarily covering Universal Life policies. Effective January 1, 2020, the Company entered in a similar yearly renewable term reinsurance agreement with Pruco Life for new business relating to Term policies. Under these agreements the majority of all mortality risk is ceded to Pruco Life. The Company also reinsures certain Corporate Owned Life Insurance (“COLI”) policies with Pruco Life. Through March 31, 2016, the Company reinsured Prudential Defined Income ("PDI") living benefit guarantees with Pruco Life. Effective April 1, 2016, the Company recaptured PDI living benefit guarantees from Pruco Life and reinsured them, together with the related variable annuity base contracts, with Prudential Insurance.
DART
Effective January 1, 2018, the Company entered into an automatic coinsurance agreement with DART to reinsure an amount equal to 95% of the risks associated with its term life insurance policies with effective dates on or after January 1, 2018, through December 31, 2019, excluding those policies that are subject to principle-based reserving.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

10. INCOME TAXES
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Current tax expense (benefit):
U.S. federal	$(22,713)	$10,969	$(34,698)
State and local	(103)	137	0
Total	(22,816)	11,106	(34,698)
Deferred tax expense (benefit):
U.S. federal	24,235	(6,689)	28,359
Total	24,235	(6,689)	28,359
Income tax expense (benefit) from operations	1,419	4,417	(6,339)
Income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	(84,746)	(14,554)	26,521
Total income tax expense (benefit)	$(83,327)	$(10,137)	$20,182
Reconciliation of Expected Tax at Statutory Rates to Reported Income Tax Expense (Benefit)
The differences between income taxes expected at the U.S. federal statutory income tax rate of 21% applicable for 2022, 2021 and 2020, and the reported income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Expected federal income tax expense (benefit)	$11,066	$13,424	$8,827
Non-taxable investment income	(6,259)	(6,371)	(5,819)
Tax credits	(3,393)	(3,478)	(2,451)
Changes in tax law	0	67	(6,941)
Other	4	775	45
Reported income tax expense (benefit)	$1,419	$4,417	$(6,339)
Effective tax rate	2.7%	6.9%	(15.1)%
The effective tax rate is the ratio of “Income tax expense (benefit)” divided by “Income (loss) from operations before income taxes.” The Company’s effective tax rate for fiscal years 2022, 2021 and 2020 was 2.7%, 6.9% and (15.1)%, respectively. The following is a description of items that had a significant impact on the difference between the Company’s statutory U.S. federal income tax rate of 21% applicable for 2022, 2021 and 2020, and the Company's effective tax rate during the periods presented:
Non-Taxable Investment Income. The U.S. Dividends Received Deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above. More specifically, the U.S. DRD constitutes $5 million of the total $6 million of 2022 non-taxable investment income, $6 million of the total $6 million of 2021 non-taxable investment income, and $5 million of the total $6 million of 2020 non-taxable investment income. The DRD for the current period was estimated using information from 2021, current year investment results, and current year’s equity market performance. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.
Tax credits. These amounts primarily represent tax credits relating to foreign taxes withheld on the Company’s separate account investments.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Changes in Tax Law. The following is a notable change in tax law that impacted the Company’s effective tax rate for the periods presented:
The CARES Act. On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was enacted into law. One provision of the CARES Act amends the Tax Act of 2017 and allows companies with net operating losses (“NOLs”) originating in 2020, 2019 or 2018 to carry back those losses for up to five years. For 2020, the Company recorded an income tax benefit of $7 million from carrying the 2020 NOL back to tax years that have a 35% tax rate.

Other. This line item represents reconciling items that are individually less than 5% of the computed expected federal income tax expense (benefit) and have therefore been aggregated for purposes of this reconciliation in accordance with relevant disclosure guidance.
Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2022	2021
	(in thousands)
Deferred tax assets:
Insurance reserves	$2,200	$27,483
Net unrealized loss on securities	56,805	0
Other	465	398
Deferred tax assets	59,470	27,881
Deferred tax liabilities:
Deferred policy acquisition cost	17,728	4,765
Net unrealized gain on securities	0	36,834
Investments	2,511	7,932
Deferred tax liabilities	20,239	49,531
Net deferred tax asset (liability)	$39,231	$(21,650)
The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
Changes in market conditions during 2022, including rising interest rates, resulted in the recording of deferred tax assets related to net unrealized tax capital losses. When assessing recoverability of these deferred tax assets, we consider our ability and intent to hold the underlying securities to recovery in value, if necessary, as well as other factors as noted above. As of December 31 2022, based on all available evidence, including capital loss carryback capacity, we concluded that the deferred tax assets related to the unrealized tax capital losses on the available for sale securities portfolios are, more likely than not, expected to be realized.
The Company had no valuation allowance as of December 31, 2022, and 2021. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.
The Company’s "Income (loss) from operations before income taxes" includes income from domestic operations of $53 million, $64 million and $42 million for the years ended December 31, 2022, 2021 and 2020, respectively.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Tax Audit and Unrecognized Tax Benefits
The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The Company had no unrecognized tax benefits as of December 31, 2022, 2021, and 2020. The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). The Company did not recognize tax related interest and penalties.
At December 31, 2022, the Company remains subject to examination in the U.S. for tax years 2014 through 2022.
The Company participates in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner.
11.    EQUITY
Accumulated Other Comprehensive Income (Loss)
AOCI represents the cumulative OCI items that are reported separate from net income and detailed on the Statements of Comprehensive Income. Net unrealized investment gains (losses) are described in further detail in Note 2. The balance of and changes in each component of AOCI as of and for the years ended December 31, are as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balance, December 31, 2019	$(981)	$86,616	$85,635
Change in OCI before reclassifications	250	126,329	126,579
Amounts reclassified from AOCI	0	(286)	(286)
Income tax benefit (expense)	(52)	(26,469)	(26,521)
Balance, December 31, 2020	(783)	186,190	185,407
Change in OCI before reclassifications	(259)	(68,631)	(68,890)
Amounts reclassified from AOCI	0	(418)	(418)
Income tax benefit (expense)	54	14,500	14,554
Balance, December 31, 2021	(988)	131,641	130,653
Change in OCI before reclassifications	(336)	(402,351)	(402,687)
Amounts reclassified from AOCI	0	(863)	(863)
Income tax benefit (expense)	110	84,636	84,746
Balance, December 31, 2022	$(1,214)	$(186,937)	$(188,151)
(1)Includes cash flow hedges of $14 million, $5 million and $(3) million as of December 31, 2022, 2021 and 2020, respectively.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Amounts reclassified from AOCI(1)(2):
Net unrealized investment gains (losses):
Cash flow hedges - Currency/Interest rate(3)	$4,895	$2,292	$958
Net unrealized investment gains (losses) on available-for-sale securities(4)	(4,032)	(1,874)	(672)
Total net unrealized investment gains (losses)	863	418	286
Total reclassifications for the period	$863	$418	$286
(1)All amounts are shown before tax.
(2)Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.
(3)See Note 4 for additional information regarding cash flow hedges.
(4)See table below for additional information regarding unrealized investment gains (losses), including the impact on DAC and other costs, future policy benefits, policyholders’ account balances and other liabilities.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains (losses) on available-for-sale fixed maturity securities and certain other invested assets and other assets are included in the Company’s Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from OCI those items that are included as part of “Net income (loss)” for a period that had been part of OCI in earlier periods. The amounts for the periods indicated below, split between amounts related to available-for-sale fixed maturity securities on which an OTTI had been previously recognized, an allowance for credit losses has been recorded, and all other net unrealized investment gains (losses), are as follows:

	Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturity Securities on which an OTTI Loss has been Recognized	Net Unrealized Gains (Losses) on All Other Investments(3)	DAC and Other Costs(4)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(5)	Income Tax Benefit (Expense)	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2019	$51	$115,988	$8,973	$(15,373)	$(23,023)	$86,616
Reclassification due to implementation of ASU 2016-13 (6)	(51)	51	0	0	0	0
Net unrealized investment gains (losses) on investments arising during the period	0	139,971	0	0	(29,394)	110,577
Reclassification adjustment for (gains) losses included in net income	0	(286)	0	0	61	(225)
Impact of net unrealized investment (gains) losses	0	0	19,268	(32,910)	2,864	(10,778)
Balance, December 31, 2020	0	255,724	28,241	(48,283)	(49,492)	186,190
Net unrealized investment gains (losses) on investments arising during the period	0	(74,500)	0	0	15,644	(58,856)
Reclassification adjustment for (gains) losses included in net income	0	(418)	0	0	88	(330)
Impact of net unrealized investment (gains) losses	0	0	(2,193)	8,062	(1,232)	4,637
Balance, December 31, 2021	0	180,806	26,048	(40,221)	(34,992)	131,641
Net unrealized investment gains (losses) on investments arising during the period	0	(436,527)	0	0	91,629	(344,898)
Reclassification adjustment for (gains) losses included in net income	0	(863)	0	0	181	(682)
Impact of net unrealized investment (gains) losses	0	0	(80,727)	114,903	(7,174)	27,002
Balance, December 31, 2022	$0	$(256,584)	$(54,679)	$74,682	$49,644	$(186,937)
(1)Allowance for credit losses on available-for-sale fixed maturity securities effective January 1, 2020.
(2)Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.
(3)Includes cash flow hedges. See Note 4 for information regarding cash flow hedges.
(4)"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.
(5)"Other liabilities" primarily includes reinsurance payables.
(6) Represents net unrealized gains (losses) for which an OTTI had been previously recognized.
12. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Insurance and Banking. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The following table summarizes certain statutory financial information for the Company for the periods indicated:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Statutory net income (loss)	$(134)	$52	$(70)
Statutory capital and surplus	851	592	337
The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to New Jersey law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the New Jersey Department of Banking and Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the greater of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is a capacity to pay a dividend of $13 million in 2023 without prior approval. The Company did not pay dividends to Pruco Life in 2022, 2021, and 2020.
13. RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.
Expense Charges and Allocations
The majority of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.
The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock-based awards program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock based-awards program was $0.1 million for each of the years ended December 31, 2022, 2021 and 2020. The expense charged to the Company for the deferred compensation program was $0.4 million, $0.4 million and $0.6 million for the years ended December 31, 2022, 2021 and 2020, respectively.
The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded, non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $1 million, $1 million and $2 million for each of the years ended December 31, 2022, 2021 and 2020, respectively.
The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $1 million, $1 million and $2 million for the years ended December 31, 2022, 2021 and 2020, respectively.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company’s expense for its share of the voluntary savings plan was $0.5 million, $0.5 million and $1.0 million for the years ended December 31, 2022, 2021 and 2020, respectively.
The Company is charged distribution expenses from Prudential’s proprietary nationwide sales organization, “Prudential Advisors” through a transfer pricing agreement, which is intended to reflect a market-based pricing arrangement.  Prudential Advisors distributes Prudential life insurance, annuities, and investment products with proprietary and non-proprietary product options.
The Company pays commissions and certain other fees to Prudential Annuities Distributors, Inc. (“PAD”) in consideration for PAD’s marketing and underwriting of the Company’s annuity products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s annuity products. Commissions and fees paid by the Company to PAD were $29 million, $37 million and $53 million for the years ended December 31, 2022, 2021 and 2020, respectively.
The Company is charged for its share of corporate expenses incurred by Prudential Financial to benefit its businesses, such as advertising, executive oversight, external affairs and philanthropic activity. The Company’s share of corporate expenses was $12 million, $10 million and $9 million for the years ended December 31, 2022, 2021 and 2020, respectively.
Corporate-Owned Life Insurance
The Company has sold three Corporate Owned Life Insurance ("COLI") policies to Prudential Insurance and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $2,946 million at December 31, 2022 and $3,465 million at December 31, 2021. Fees related to these COLI policies were $27 million, $30 million and $27 million for the years ended December 31, 2022, 2021 and 2020, respectively. The Company retains 10% of the mortality risk associated with these COLI policies up to $0.1 million per individual policy.
Affiliated Investment Management Expenses
In accordance with an agreement with PGIM, Inc. (“PGIM”), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $3 million for the years ended December 31, 2022, 2021 and 2020. These expenses are recorded as “Net investment income” in the Statements of Operations and Comprehensive Income.
Derivative Trades
In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 4 for additional information.
Joint Ventures
The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other invested assets" includes $51 million and $48 million as of December 31, 2022 and 2021, respectively. "Net investment income" related to these ventures includes gains of $2 million, $4 million and $4 million for the years ended December 31, 2022, 2021 and 2020, respectively.
Affiliated Asset Administration Fee Income
The Company has a revenue sharing agreement with AST Investment Services, Inc. ("ASTISI") and PGIM Investments LLC ("PGIM Investments") whereby the Company receives fee income based on policyholders' separate account balances invested in the Advanced Series Trust. Income received from ASTISI and PGIM Investments related to this agreement was $30 million, $36 million and $33 million for the years ended December 31, 2022, 2021 and 2020, respectively. These revenues are recorded as “Asset administration fees” in the Statements of Operations and Comprehensive Income.
The Company has a revenue sharing agreement with PGIM Investments, whereby the Company receives fee income based on policyholders’ separate account balances invested in The Prudential Series Fund. Income received from PGIM Investments related to this agreement was $7 million, $8 million and $6 million for the years ended December 31, 2022, 2021 and 2020, respectively. These revenues are recorded as “Asset administration fees” in the Statements of Operations and Comprehensive Income.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Affiliated Notes Receivable
Affiliated notes receivable included in “Receivables from parent and affiliates” at December 31, were as follows:

	Maturity Dates	Interest Rates			2022	2021
					(in thousands)
U.S. dollar fixed rate notes	2027	0.00%	-	14.85%	$688	$788
Total long-term notes receivable - affiliated(1)					$688	$788
(1) All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.
The affiliated notes receivable shown above are classified as available-for-sale securities and other trading assets carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.
There was no accrued interest receivable related to these loans as of December 31, 2022 and 2021. Revenues were $0.0 million, $0.0 million and $0.1 million for the years ended December 31, 2022, 2021 and 2020, respectively, and are included in “Other income (loss).”
Affiliated Asset Transfers
The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within "Additional paid-in capital" ("APIC") and "Realized investment gains (losses), net," respectively. The table below shows affiliated asset trades for the years ended December 31, 2022 and 2021:

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/(Decrease)	Realized Investment Gain (Loss)
				(in thousands)
Prudential Insurance	September 2021	Purchase	Fixed Maturities	$10,810	$10,520	$(229)	$0
Prudential Insurance	September 2021	Sale	Fixed Maturities	$7,356	$6,477	$695	$0
Prudential Retirement Insurance & Annuity Co	September 2021	Purchase	Fixed Maturities	$19,724	$19,724	$0	$0
Prudential Retirement Insurance & Annuity Co	September 2021	Sale	Fixed Maturities	$22,557	$22,038	$0	$519
Prudential Insurance	September 2021	Purchase	Derivatives	$715	$213	$(396)	$0
Prudential Retirement Insurance & Annuity Co	September 2021	Purchase	Derivatives	$21	$21	$0	$0
Prudential Retirement Insurance & Annuity Co	September 2021	Sale	Derivatives	$816	$233	$0	$583
Prudential Insurance	August 2022	Purchase	Fixed Maturities	$21,389	$19,630	$(1,390)	$0
Debt Agreements
The Company is authorized to borrow funds up to $200 million from affiliates to meet its capital and other funding needs. There was no debt outstanding for both 2022 and 2021.
The total interest expense to the Company related to loans payable to affiliates was $0.0 million for each of the years ended December 31, 2022, 2021 and 2020.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Contributed Capital and Dividends
In February 2023, the Company received a capital contribution in the amount of $175 million from Pruco Life. In February, March, September and December 2022 the Company received capital contributions in the amount of $100 million, $2 million, $100 million and $125 million from Pruco Life, respectively. In March 2021 and December 2021, the Company received capital contributions in the amounts of $1 million and $100 million from Pruco Life, respectively. In March 2020, the Company received a capital contribution in the amount of $85 million from Pruco Life.
There was no return of capital in 2022, 2021 and 2020.
The Company did not pay any dividends in 2022, 2021 and 2020.
Reinsurance with Affiliates
As discussed in Note 9, the Company participates in reinsurance transactions with certain affiliates.
14. COMMITMENTS AND CONTINGENT LIABILITIES
Commitments
The Company has made commitments to fund commercial mortgage loans. As of December 31, 2022 and 2021, the outstanding balances on these commitments were $15 million and $1 million, respectively. These amounts do not include unfunded commitments that are not unconditionally cancellable. For related credit exposure, there was no allowance for credit losses as of either December 31, 2022 or 2021. There was no change in allowance for credit losses for both the years ended December 31, 2022 and 2021. The Company has made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2022 and 2021, $62 million and $61 million, respectively, of these commitments were outstanding. These amounts include unfunded commitments that are not unconditionally cancellable. There were no related charges for credit losses for both the years ended December 31, 2022 and 2021.
Contingent Liabilities
On an ongoing basis, the Company and its regulators review its operations including, but not limited to, sales and other customer interface procedures and practices, and procedures for meeting obligations to its customers and other parties. These reviews may result in the modification or enhancement of processes or the imposition of other action plans, including concerning management oversight, sales and other customer interface procedures and practices, and the timing or computation of payments to customers and other parties. In certain cases, if appropriate, the Company may offer customers or other parties remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.
The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements.
It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.
Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed. The Company estimates that as of December 31, 2022, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $10 million. This estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.
Regulatory

Variable Products

The Company has received regulatory inquiries and requests for information from state and federal regulators, including subpoenas from the U.S. Securities and Exchange Commission, concerning the appropriateness of variable product sales and replacement activity. The Company is cooperating with regulators and may become subject to additional regulatory inquiries and other actions related to this matter.
Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial statements. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Stockholder of Pruco Life Insurance Company of New Jersey
Opinion on the Financial Statements
We have audited the accompanying statements of financial position of Pruco Life Insurance Company of New Jersey (the "Company") as of December 31, 2022 and 2021, and the related statements of operations and comprehensive income, of equity and of cash flows for each of the three years in the period ended December 31, 2022 including the related notes and financial statement schedule listed in the index appearing under Item 15(a)(2) (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2022 and 2021 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Change in Accounting Principle
As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for credit losses on certain financial assets reported at amortized cost, in 2020.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Critical Audit Matters
The critical audit matters communicated below are matters arising from the current period audit of the financial statements that were communicated or required to be communicated to the audit committee and that (i) relate to accounts or disclosures that are material to the financial statements and (ii) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Valuation of Guaranteed Benefit Features Associated with Certain Life Products Included in the Liability for Future Policy Benefits

As described in Notes 2, 5, 7 and 8 to the financial statements, the Company issues certain life insurance products that include certain contract features, including no-lapse guarantees. The liability for no-lapse guarantee features is grouped with guaranteed minimum death benefit ("GMDB") features in Note 8. For GMDB contract features, additional policyholder liabilities are established when associated assessments are recognized. As of December 31, 2022, the additional liability for these contract features was $560 million recorded within the liability for future policy benefits. As disclosed by management, this liability is established using current best estimate assumptions, including mortality rates, lapse rates, and premium pattern rates, as well as interest rate and equity market return assumptions, and is based on the ratio of the present value of total expected excess payments (i.e., payments in excess of account value) over the life of the contract divided by the present value of total expected assessments (i.e., benefit ratio). The liability equals the current benefit ratio multiplied by cumulative assessments recognized to date, plus interest, less cumulative excess payments to date.

The principal considerations for our determination that performing procedures relating to the valuation of guaranteed benefit features associated with certain life products included in the liability for future policy benefits is a critical audit matter are (i) the significant judgment by management to determine the aforementioned assumptions for the additional policyholder liabilities, (ii) a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence relating to the aforementioned assumptions used in the valuation of the additional policyholder liabilities, and (iii) the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the financial statements. These procedures included testing the effectiveness of controls relating to the valuation of guaranteed benefit features associated with certain life products included in the liability for future policy benefits, including controls over the development of the assumptions used in the valuation of the additional policyholder liabilities. These procedures also included, among others, testing management’s process for determining the valuation of guaranteed benefit features associated with certain life products included in the liability for future policy benefits, which included the involvement of professionals with specialized skill and knowledge to assist in evaluating (i) the appropriateness of management’s models and (ii) the reasonableness of the aforementioned assumptions used in the valuation based on industry knowledge and data as well as historical Company data and experience. The procedures also included testing the completeness and accuracy of data used to develop the aforementioned assumptions and testing that the aforementioned assumptions are accurately reflected in the models.

Valuation of the Deferred Acquisition Costs Related to Universal Life and Variable Life Products

As described in Notes 2 and 6 to the financial statements, the Company defers acquisition costs that relate directly to the successful acquisition of new and renewal insurance business to the extent such costs are deemed recoverable from future profits. As of December 31, 2022, a significant portion of the $364 million of deferred policy acquisition costs ("DAC") are associated with universal life and variable life products. DAC related to universal life and variable life products is generally amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges. These margins are updated periodically based on historical and anticipated future experience. The DAC balance is regularly adjusted with a corresponding charge or credit to current period earnings for the impact of actual gross profits and changes in management’s projections of estimated future gross profits. DAC is subject to periodic recoverability testing.

The principal considerations for our determination that performing procedures relating to the valuation of DAC related to universal life and variable life products is a critical audit matter are (i) the significant judgment by management to determine the assumptions used in the projection of gross profits used to amortize DAC related to mortality rates, lapse rates, and premium pattern rates, as well as interest rate and equity market return assumptions (collectively, the “significant assumptions”), (ii) a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence relating to the significant assumptions, and (iii) the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the financial statements. These procedures included testing the effectiveness of controls relating to the valuation of DAC related to universal life and variable life products, including controls over the development of the significant assumptions. These procedures also included, among others, testing management’s process for determining the valuation of DAC related to universal life and variable life products, which included the involvement of professionals with specialized skill and knowledge to assist in evaluating (i) the appropriateness of management’s models, and (ii) the reasonableness of the significant assumptions used in the valuation based on industry knowledge and data as well as historical Company data and experience. The procedures also included testing the completeness and accuracy of data used to develop the assumptions and testing that the assumptions are accurately reflected in the models.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 20, 2023

We have served as the Company's auditor since 1996.